As filed with the Securities and Exchange Commission on April 18, 2003

                                                            File No. 333-102294
                                                                      811-09327

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 19

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036

Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on May 1, 2003 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

PREFERRED CLIENT VARIABLE ANNUITY

Allstate Life Insurance Company
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397
                                                  PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the Preferred Client Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This Contract is available only through the Morgan Stanley Choice Account Program, and the fees and expenses of the Program are separate from and in addition to fees and expenses of the Contract. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 35 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 35 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X SHARES)        ALLIANCEBERNSTEIN VARIABLE PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I SHARES)           SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)                        LSA VARIABLE SERIES TRUST
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                    PUTNAM VARIABLE TRUST (CLASS IB SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                       1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  The Contract at a Glance                                                     4
--------------------------------------------------------------------------------
  How the Contract Works                                                       6
--------------------------------------------------------------------------------
  Expense Table                                                                7
--------------------------------------------------------------------------------
  Financial Information                                                        9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                 9
--------------------------------------------------------------------------------
  Purchase of Contracts                                                       10
--------------------------------------------------------------------------------
  Contract Value                                                              11
--------------------------------------------------------------------------------
  Investment Alternatives                                                     13
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                13
--------------------------------------------------------------------------------
     The Fixed Account Option                                                 16
--------------------------------------------------------------------------------
     Transfers                                                                16
--------------------------------------------------------------------------------
  Expenses                                                                    18
--------------------------------------------------------------------------------
  Access To Your Money                                                        18
--------------------------------------------------------------------------------

                                 PAGE
--------------------------------------------------------------------------------
  Income Payments                                                             19
--------------------------------------------------------------------------------
  Death Benefits                                                              22
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                           25
--------------------------------------------------------------------------------
     Allstate Life                                                            25
--------------------------------------------------------------------------------
     The Variable Account                                                     25
--------------------------------------------------------------------------------
     The Portfolios                                                           25
--------------------------------------------------------------------------------
     The Contract                                                             26
--------------------------------------------------------------------------------
     Qualified Plans                                                          26
--------------------------------------------------------------------------------
     Legal Matters                                                            27
--------------------------------------------------------------------------------
  Taxes                                                                       28
--------------------------------------------------------------------------------
  Performance Information                                                     33
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                         35
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         47
--------------------------------------------------------------------------------


                                       2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                           PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             6
--------------------------------------------------------------------------------
Accumulation Unit                                                              9
--------------------------------------------------------------------------------
Accumulation Unit Value                                                        9
--------------------------------------------------------------------------------
Allstate Life ("We")                                                           1
--------------------------------------------------------------------------------
Annuitant                                                                      5
--------------------------------------------------------------------------------
Automatic Additions Program                                                    4
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                        4
--------------------------------------------------------------------------------
Beneficiary                                                                    6
--------------------------------------------------------------------------------
Cancellation Period                                                            4
--------------------------------------------------------------------------------
* Contract                                                                     1
--------------------------------------------------------------------------------
Contract Anniversary                                                           5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                         6
--------------------------------------------------------------------------------
Contract Value                                                                 5
--------------------------------------------------------------------------------
Contract Year                                                                  4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                     22
--------------------------------------------------------------------------------
Death Benefit Combination Option                                              23
--------------------------------------------------------------------------------
Dollar Cost Averaging Option                                                  16
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                  4
--------------------------------------------------------------------------------
Due Proof of Death                                                            22
--------------------------------------------------------------------------------
Enhanced Death Benefit                                                        23
--------------------------------------------------------------------------------



                                                                            PAGE

--------------------------------------------------------------------------------
Fixed Account Option                                                           4
--------------------------------------------------------------------------------
Funds                                                                          1
--------------------------------------------------------------------------------
Income Plan                                                                    6
--------------------------------------------------------------------------------
Investment Alternatives                                                        1
--------------------------------------------------------------------------------
Issue Date                                                                     6
--------------------------------------------------------------------------------
Payout Phase                                                                   6
--------------------------------------------------------------------------------
Payout Start Date                                                              5
--------------------------------------------------------------------------------
Performance Benefit Combination Option                                         4
--------------------------------------------------------------------------------
Performance Death Benefit Option                                               4
--------------------------------------------------------------------------------
Performance Income Benefit Option                                              4
--------------------------------------------------------------------------------
Portfolios                                                                     1
--------------------------------------------------------------------------------
Qualified Contracts                                                            9
--------------------------------------------------------------------------------
Right to Cancel                                                               11
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                  4
--------------------------------------------------------------------------------
Valuation Date                                                                11
--------------------------------------------------------------------------------
Variable Account                                                               1
--------------------------------------------------------------------------------
Variable Sub-Account                                                           1
--------------------------------------------------------------------------------
  *In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states the Contract is available only as a group Contract.


                                       3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with an initial purchase
                        payment of $1,000 or more. You can add to your Contract
                        as often and as much as you like, but each payment must
                        be at least $100. You must maintain a minimum account
                        size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        applicable law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 0.70% of
                          average daily net assets (0.83% if you select the PERFORMANCE DEATH BENEFIT OPTION, or the PERFORMANCE
                          INCOME BENEFIT OPTION, and 0.94% if you select the PERFORMANCE BENEFIT COMBINATION OPTION or the DEATH
                          BENEFIT COMBINATION OPTION)

                        .Transfer fee of $25 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract currently offers 35 investment
ALTERNATIVES            alternatives including:

                        35 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . LSA Asset Management LLC

                          . Morgan Stanley Investment Advisors Inc.

                          . Morgan Stanley Investment Management Inc.

                          . Putnam Investment Management, Inc.

                          . Van Kampen Asset Management Inc.

                        The fixed account option ("FIXED ACCOUNT OPTION")
                        described in this prospectus currently is not
                        available. To find out current availability of the
                        Fixed Account Option, or to find out how the Variable
                        Sub-Accounts have performed, call us at 1-800-654-2397.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
                                  4 PROSPECTUS





INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $25 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase. In general, you
                        must withdraw at least $500 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. Withdrawals of earnings are taxed as ordinary
                        income and, if taken prior to age 59 1/2, may be
                        subject to an additional 10% federal tax penalty. If
                        the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
-------------------------------------------------------------------------------


The Preferred Client Variable Annuity is currently offered only through investment accounts that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts are specified in the respective account agreements and typically start at 1% and may be subject to minimum fees of $1,000 or more. The fees and expenses associated with these accounts are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. You should consult your Morgan Stanley Financial Advisor for details.




                                       5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 35 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts. Your investment return for the Variable Sub-Accounts will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 19. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.




Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                       6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds. The table and expenses also do not reflect the expenses associated with the Choice Account Program. Please see your Morgan Stanley Financial Advisor for details.


CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge                                                     None

-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                    None
-------------------------------------------------------------------------------
Transfer Fee                                                          $25*
-------------------------------------------------------------------------------

  *
   Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                    With the        With the
                                                   Performance    Performance
                                                     Income         Benefit
                                                    Benefit*      Combination*
                                                     or the       or the Death
                                                   Performance      Benefit
                                         Basic    Death Benefit   Combination
                                        Contract     Option          Option
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge        0.60%        0.73%          0.84%
-------------------------------------------------------------------------------
Administrative Expense Charge            0.10%        0.10%          0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense
                                         0.70%        0.83%          0.94%
-------------------------------------------------------------------------------





*The Performance Income Benefit and the Performance Benefit Combination Options are currently not available.




PORTFOLIO ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses(1)
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.46%                         7.61%
and other expenses)
----------------------------------------------------------------------------------




                                       7 PROSPECTUS

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. elected the Performance Benefit Combination Option or the Death Benefit
  Combination Option.



THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                      1 Year         3 Years        5 Years          10 Years
--------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $876          $2,531          $4,063           $7,418
Portfolio Expenses
--------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $143          $  446          $  770           $1,688
Portfolio Expenses
--------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 0.84% AND AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%. IF THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.








                                       8 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts.

To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800-654-2397.

Prior to January 1, 2003, the Contracts were issued by Northbrook Life Insurance Company ("Northbrook") through Northbrook Variable Annuity Account II. As a result of the merger of Northbrook into Allstate Life, including the merger of Northbrook Variable Annuity Account II into the Variable Account, described in the section "More Information," the Contracts are now issued by Allstate Life through the Variable Account. The Statement of Additional Information contains the financial statements of Northbrook Variable Annuity Account II and Northbrook Variable Annuity Account (another Northbrook separate account that merged into the Variable Account).




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Preferred Client Variable Annuity is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, if the owner is a natural person,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed 90 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as part of a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 26.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The maximum age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


                                       9 PROSPECTUS

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the

Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your


                                       10 PROSPECTUS
bank account or your Morgan Stanley Choice Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Option. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permit, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the


                                       11 PROSPECTUS
cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 35 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO*               EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
-------------------------------------------------------------------------------
Aggressive Equity        Capital growth
 Portfolio
-------------------------------------------------------------------------------
Dividend Growth          Reasonable current income
 Portfolio                and long-term growth of
                          income and capital
-------------------------------------------------------
Equity Portfolio         Growth of capital and, as a
                          secondary objective, income
                          when consistent with its
                          primary objective.
-------------------------------------------------------
European Growth          To maximize the capital
 Portfolio                appreciation on its
                          investments
-------------------------------------------------------
Global Advantage         Long-term capital growth
 Portfolio
-------------------------------------------------------
Global Dividend Growth   Reasonable current income
 Portfolio                and long-term growth of
                          income and capital
-------------------------------------------------------
High Yield Portfolio     High current income and, as
                          a secondary objective,       MORGAN STANLEY
                          capital appreciation when    INVESTMENT ADVISORS INC.
                          consistent with its primary
                          objective
-------------------------------------------------------
Income Builder           Reasonable income and, as a
 Portfolio                secondary objective, growth
                          of capital
-------------------------------------------------------
Information Portfolio    Long-term capital
                          appreciation
-------------------------------------------------------------------------------
Limited Duration         High current income
 Portfolio                consistent with
                          preservation of capital
-------------------------------------------------------
Money Market Portfolio   High current income,
                          preservation of capital,
                          and liquidity
-------------------------------------------------------
Pacific Growth           To maximize the capital
 Portfolio                appreciation on its
                          investments
-------------------------------------------------------
Quality Income Plus      High current income and, as
 Portfolio                a secondary objective,
                          capital appreciation when
                          consistent with its primary
                          objective
-------------------------------------------------------
S&P 500 Index Portfolio  Investment results that,
                          before expenses, correspond
                          to the total return of the
                          Standard and Poor's 500
                          Composite Stock Price Index
-------------------------------------------------------
Strategist Portfolio     High total investment return
-------------------------------------------------------
Utilities Portfolio      Capital appreciation and
                          current income


                                 13 PROSPECTUS

PORTFOLIO*               EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
-------------------------------------------------------------------------------
Morgan Stanley UIF       Long-term capital
 Emerging Markets         appreciation
 Equity Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF       Long-term capital
 Equity Growth            appreciation
 Portfolio
-------------------------------------------------------MORGAN STANLEY
Morgan Stanley UIF       Long-term capital             INVESTMENT MANAGEMENT
 International Magnum     appreciation                 INC.
 Portfolio
-------------------------------------------------------
Morgan Stanley UIF Mid   Long-term capital growth
 Cap Growth Portfolio
-------------------------------------------------------
Morgan Stanley UIF U.S.  Above-average total return    ------------------------
 Mid Cap Core             over a market cycle of
 Portfolio(1)             three to five years
-------------------------------------------------------
Morgan Stanley UIF U.S.  Above-average current income
 Real Estate Portfolio    and long-term capital
                          appreciation
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock  Capital growth and income     VAN KAMPEN ASSET
 Portfolio                                             MANAGEMENT INC.
-------------------------------------------------------------------------------
Van Kampen LIT Emerging  Capital appreciation
 Growth Portfolio
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I) (2)
-------------------------------------------------------------------------------
AIM V.I. Capital         Growth of capital
 Appreciation Fund
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Growth Fund     Growth of capital
-------------------------------------------------------
AIM V.I. Premier Equity  Long-term growth of capital.
 Fund                      Income is a secondary       ------------------------
                          objective.
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
-------------------------------------------------------------------------------
AllianceBernstein        Long-term growth of capital.
 Growth Portfolio (3)     Current income is
                          incidental to the
                          Portfolio's objective.       ALLIANCE CAPITAL
-------------------------------------------------------MANAGEMENT, L.P.
AllianceBernstein        Reasonable current income
 Growth and Income        and reasonable opportunity
 Portfolio (3)            for appreciation
-------------------------------------------------------
AllianceBernstein        Growth of capital by
 Premier Growth           pursuing aggressive          ------------------------
 Portfolio (3)            investment policies
-------------------------------------------------------
LSA VARIABLE SERIES
TRUST
-------------------------------------------------------------------------------
   LSA Aggressive        Long-term growth of capital
 Growth Fund (4)          by investing primarily in    LSA ASSET MANAGEMENT LLC
                          equity securities of small
                          and mid-sized growth
                          companies.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income Fund              income
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International  Capital appreciation          MANAGEMENT, LLC
 Equity Fund (5)
-------------------------------------------------------
Putnam VT Small Cap      Capital appreciation
 Value Fund
-------------------------------------------------------------------------------
Putnam VT Voyager Fund   Capital appreciation

-------------------------------------------------------


(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

(3) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(4)Sub-advised by Van Kampen Asset Management Inc.

(5)Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                       14 PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                       15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

The Fixed Account option is currently not available. In the future, we my offer the Dollar Cost Averaging Fixed Account Option ("Dollar Cost Averaging Option") described below. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING OPTION
The Dollar Cost Averaging Option is not available to new purchase payments or transfers. If you currently have funds allocated to the Dollar Cost Averaging Option, you may keep this investment. In the future, we may offer a Dollar Cost Averaging Program, as described on page 17, for new purchase payments. Purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for up to a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.

The crediting rates for the Dollar Cost Averaging Option will never be less than 3% annually.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Option. For current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into the Dollar Cost Averaging Option. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Option for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.




TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.


                                       16 PROSPECTUS

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Option (currently not available for new purchase payments) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Option in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


                                       17 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 0.60% of the average daily net assets you have invested in the Variable Sub-Accounts (0.73% if you select either the Performance Death Benefit Option or the Performance Income Benefit Option, and 0.84% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current changes will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We guarantee the administrative expense charge and we cannot increase it. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge a $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not is was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of the minimum and maximum Portfolio annual expenses, see pages 7.We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

This Contract is currently offered only through investment accounts that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts are specified in the respective account agreements and typically start at 1% and may be subject to minimum fees of $1,000 or more. The fees and expenses associated with these accounts are separate from and in addition to the fees and expenses associated with the Preferred Client Variable Annuity. You should consult your Morgan Stanley Financial Advisor for details.


                                       18 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 19.

You can withdraw money from the Variable Account and/ or the Fixed Account.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount from the investment alternatives in which you are invested according to each alternative percentage shares of the Contract Value. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

We impose no withdrawal charge for withdrawals out of the Preferred Client Variable Annuity. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A charge may apply if you decide to no longer participate in the Choice Account Program. You should consult your Morgan Stanley Financial advisor for details.

The total amount paid or surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payment or transfers from the Fixed Account Option for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's Value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other applicable charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than:


                                       19 PROSPECTUS

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payment for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We also assess applicable premium taxes against all income payments.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Option on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Option to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the


                                       20 PROSPECTUS

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amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit currently is not available. The following describes this option for Contracts previously issued with this option.

On the date we issue the rider for the Performance Income Benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar.

Withdrawals will reduce the Performance Income Benefit by an amount equal to:

(i) the Performance Income Benefit just before the withdrawal, multiplied by

 (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals. You must exercise the benefit by age 90.

If you select the Performance Income Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.


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

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner ("New Owner") would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
If the oldest Contract owner, or Annuitant if the owner is a non-natural person, is less than or equal to age 80 as of the date we receive the signed application or the date we receive the request to add the following riders, whichever is later, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect.

Keep in mind that once you have selected an optional income or death benefit your ability to select a different option may be limited.

Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option.
 Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit options will not apply and the death benefit will equal the Contract


                                       22 PROSPECTUS

Value.  The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the oldest Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Performance Death Benefit or the Enhanced Death Benefit described below. The Enhanced Death Benefit is only available through the Death Benefit Combination Option. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

ENHANCED DEATH BENEFIT. The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate the Enhanced Death Benefit as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the oldest Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawal, we will reduce the Enhanced Death Benefit by (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal; and

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

PERFORMANCE BENEFIT COMBINATION OPTION. We call the election of the Performance Death Benefit in combination with the Performance Income Benefit the "Performance Benefit Combination Option." This option currently is not available.

Neither of the Performance Death Benefit, the Performance Benefit Combination, nor the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the


                                       23 PROSPECTUS
complete request for settlement of the death benefit after 3:00 p.m. Central
Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the fixed account Option will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may transfer all or a portion of the excess among the Variable Sub-Accounts without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a natural person, or if there are multiple natural-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
 Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-natural person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period. No additional purchase payments may be added to the Contract under this election.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

 (a)  The Contract owner may elect to receive the death benefit in a lump sum;
or

 (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner or

 (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:


                                       24 PROSPECTUS

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the Death of Annuitant.

If the Contract owner is not the Annuitant and the Annuitant dies, the Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook') issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of Northbrook's assets, and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.



Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Independent rating agencies regularly evaluate life insurer claim-paying ability, quality of investment portfolio and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Alltate Life, Standard & Poor's assigns an AA+ (Very Strong) financial strength rating to Allstate Life and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate

Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


                                       25 PROSPECTUS

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THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rate basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay and annual sales administration expense of up to 0.25% of the average net assets of the Contracts to Morgan Stanley DW.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.


                                       26 PROSPECTUS

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate
Life on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                       27 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE
INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                       28 PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.




PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       29 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       30 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       31 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving


                                       32 PROSPECTUS
spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.


                                       33 PROSPECTUS

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges. Performance advertisements also may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                       34 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.081   $  7.162
 Accumulation Unit Value, End of Period                        $10.081  $ 7.162   $  5.504
 Number of Units Outstanding, End of Period                     10,423   13,638     10,488
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.131   $ 10.478
 Accumulation Unit Value, End of Period                        $11.131  $10.478   $  8.531
 Number of Units Outstanding, End of Period                      2,279   27,195     42,090
EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.087   $  6.599
 Accumulation Unit Value, End of Period                        $ 9.087  $ 6.599   $  5.163
 Number of Units Outstanding, End of Period                     50,772   33,433     30,544
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.934   $  8.112
 Accumulation Unit Value, End of Period                        $ 9.934  $ 8.112   $  6.335
 Number of Units Outstanding, End of Period                     22,179   16,375     17,962
GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.620   $  6.563
 Accumulation Unit Value, End of Period                        $ 8.620  $ 6.563   $  5.160
 Number of Units Outstanding, End of Period                      2,665    2,666      2,666
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.647   $  9.912
 Accumulation Unit Value, End of Period                        $10.647  $ 9.912   $  8.610
 Number of Units Outstanding, End of Period                      2,768   10,784     18,853
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.692   $  4.402
 Accumulation Unit Value, End of Period                        $ 6.692  $ 4.402   $  4.060
 Number of Units Outstanding, End of Period                      3,974   10,194     13,395
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.436   $ 10.602
 Accumulation Unit Value, End of Period                        $10.436  $10.602   $  9.724
 Number of Units Outstanding, End of Period                          0    8,331     10,160
INFORMATION
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.179
 Number of Units Outstanding, End of Period                          -        -          0
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.512   $ 11.140
 Accumulation Unit Value, End of Period                        $10.512  $11.140   $ 11.511
 Number of Units Outstanding, End of Period                      3,067   20,046     47,202


                                 35 PROSPECTUS




FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002



MONEY MARKET
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.488   $ 10.821
 Accumulation Unit Value, End of Period                        $10.488  $10.821   $ 10.890
 Number of Units Outstanding, End of Period                     17,605   72,141    354,902
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.804   $  4.903
 Accumulation Unit Value, End of Period                        $ 6.804  $ 4.903   $  3.756
 Number of Units Outstanding, End of Period                      3,042    5,816      6,658
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.063   $ 12.037
 Accumulation Unit Value, End of Period                        $11.063  $12.037   $ 12.612
 Number of Units Outstanding, End of Period                      1,056   68,013     59,477
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.484   $  8.266
 Accumulation Unit Value, End of Period                        $ 9.484  $ 8.266   $  6.362
 Number of Units Outstanding, End of Period                      1,369   42,343     36,296
STRATEGIST
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.405   $  9.280
 Accumulation Unit Value, End of Period                        $10.405  $ 9.280   $  8.304
 Number of Units Outstanding, End of Period                     18,279   22,546     31,353
UTILITIES
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.002   $  7.375
 Accumulation Unit Value, End of Period                        $10.002  $ 7.375   $  5.649
 Number of Units Outstanding, End of Period                      6,091   22,014     26,230
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.177   $  5.737
 Accumulation Unit Value, End of Period                        $ 6.177  $ 5.737   $  5.190
 Number of Units Outstanding, End of Period                          0      438    262,223
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.982   $  7.571
 Accumulation Unit Value, End of Period                        $ 8.982  $ 7.571   $  5.423
 Number of Units Outstanding, End of Period                      6,554   23,568     12,651
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.340   $  7.486
 Accumulation Unit Value, End of Period                        $ 9.340  $ 7.486   $  6.183
 Number of Units Outstanding, End of Period                          0    5,655    200,351
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.358
 Number of Units Outstanding, End of Period                          -        -        679
MORGAN STANLEY UIF U.S. MID CAP CORE (1)
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.568   $ 11.125
 Accumulation Unit Value, End of Period                        $11.568  $11.125   $  7.952
 Number of Units Outstanding, End of Period                      5,847   19,397     42,630
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                  $10.000  $12.789   $ 13.949
 Accumulation Unit Value, End of Period                        $12.789  $13.949   $ 13.648
 Number of Units Outstanding, End of Period                          0    9,880     15,915
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT COMSTOCK
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  8.101
 Number of Units Outstanding, End of Period                          -        -     26,483


                                 36 PROSPECTUS




FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002

VAN KAMPEN LIT EMERGING GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.924   $  6.070
 Accumulation Unit Value, End of Period                        $ 8.924  $ 6.070   $  4.070
 Number of Units Outstanding, End of Period                     45,106   39,960     59,998
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.007   $  6.862
 Accumulation Unit Value, End of Period                        $ 9.007  $ 6.862   $  5.154
 Number of Units Outstanding, End of Period                      4,660   10,712      7.597
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.227   $  5.401
 Accumulation Unit Value, End of Period                        $ 8.227  $ 5.401   $  3.702
 Number of Units Outstanding, End of Period                      1,323    2,214      7,200
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.694   $  7.548
 Accumulation Unit Value, End of Period                        $ 8.694  $ 7.548   $  5.228
 Number of Units Outstanding, End of Period                     18,847   22,734     27,146
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.555   $  6.486
 Accumulation Unit Value, End of Period                        $ 8.555  $ 6.486   $  4.620
 Number of Units Outstanding, End of Period                          0    5,622      6,305
ALLIANCEBERNSTEIN GROWTH AND INCOME (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.741   $ 11.676
 Accumulation Unit Value, End of Period                        $11.741  $11.676   $  9.013
 Number of Units Outstanding, End of Period                     18,108   43,330     70,819
ALLIANCEBERNSTEIN PREMIER GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.709   $  7.143
 Accumulation Unit Value, End of Period                        $ 8.709  $ 7.143   $  4.906
 Number of Units Outstanding, End of Period                     14,568   13,296     16,370
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.333
 Number of Units Outstanding, End of Period                          -        -          0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.088   $ 10.307
 Accumulation Unit Value, End of Period                        $11.088  $10.307   $  8.292
 Number of Units Outstanding, End of Period                          0    7,298      5,988
PUTNAM VT INTERNATIONAL EQUITY (3)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.435   $  7.438
 Accumulation Unit Value, End of Period                        $ 9.435  $ 7.438   $  6.081
 Number of Units Outstanding, End of Period                     52,946   17,818     26,013
-------------------------------------------------------------------------------------------






                                       37 PROSPECTUS


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002


PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.340
 Number of Units Outstanding, End of Period                          -        -      3,760
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.541   $  6.581
 Accumulation Unit Value, End of Period                        $ 8.541  $ 6.581   $  4.801
 Number of Units Outstanding, End of Period                     45,106   27,460     24,597





*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(3)Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                       38 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000      2001      2002
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.069   $ 7.144
 Accumulation Unit Value, End of Period                        $10.069  $  7.144   $ 5.483
 Number of Units Outstanding, End of Period                     31,721    22,497    41,800
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.118   $10.452
 Accumulation Unit Value, End of Period                        $11.118  $ 10.452   $ 8.499
 Number of Units Outstanding, End of Period                      9,619     5,664    10,638
EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.076   $ 6.582
 Accumulation Unit Value, End of Period                        $ 9.076  $  6.582   $ 5.143
 Number of Units Outstanding, End of Period                     29,949    17,936    27,778
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.922   $ 8.092
 Accumulation Unit Value, End of Period                        $ 9.922  $  8.092   $ 6.311
 Number of Units Outstanding, End of Period                     14,948     6,930     8,105
GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.610   $ 6.546
 Accumulation Unit Value, End of Period                        $ 8.610  $  6.546   $ 5.141
 Number of Units Outstanding, End of Period                         25        25        25
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.634   $ 9.887
 Accumulation Unit Value, End of Period                        $10.634  $  9.887   $ 8.578
 Number of Units Outstanding, End of Period                        972     3,112     8,858
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                  $10.000  $  6.684   $ 4.392
 Accumulation Unit Value, End of Period                        $ 6.684  $  4.392   $ 4.044
 Number of Units Outstanding, End of Period                          0    11,819    14,208
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.280   $10.576
 Accumulation Unit Value, End of Period                        $10.280  $ 10.576   $ 9.687
 Number of Units Outstanding, End of Period                          0     1,071     4,015
INFORMATION
 Accumulation Unit Value, Beginning of Period                        -         -   $10.000
 Accumulation Unit Value, End of Period                              -         -   $ 7.173
 Number of Units Outstanding, End of Period                          -         -     2,643
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.499   $11.112
 Accumulation Unit Value, End of Period                        $10.499  $ 11.112   $11.468
 Number of Units Outstanding, End of Period                          0     7,542    17,939
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.475   $10.794
 Accumulation Unit Value, End of Period                        $10.475  $ 10.794   $10.848
 Number of Units Outstanding, End of Period                          0   125,430    91,055

                                 39 PROSPECTUS





OR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000      2001      2002

PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $  6.796   $ 4.891
 Accumulation Unit Value, End of Period                        $ 6.796  $  4.891   $ 3.742
 Number of Units Outstanding, End of Period                      6,329     7,763    14,159
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.050   $12.007
 Accumulation Unit Value, End of Period                        $11.050  $ 12.007   $12.564
 Number of Units Outstanding, End of Period                        395     9,890     7,953
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.473   $ 8.245
 Accumulation Unit Value, End of Period                        $ 9,473  $  8.245   $ 6.338
 Number of Units Outstanding, End of Period                        975     7,095    17,902
STRATEGIST
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 10.393   $ 9.257
 Accumulation Unit Value, End of Period                        $10.393  $  9.257   $ 8.273
 Number of Units Outstanding, End of Period                     11,764     9,049    13,100
UTILITIES
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.990   $ 7.356
 Accumulation Unit Value, End of Period                        $ 9.990  $  7.356   $ 5.627
 Number of Units Outstanding, End of Period                      3,117    26,306     5,893
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $  6.171   $ 5.722
 Accumulation Unit Value, End of Period                        $ 6.171  $  5.722   $ 5.170
 Number of Units Outstanding, End of Period                         27       914     1,839
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                   10.000  $  8.971   $ 7.552
 Accumulation Unit Value, End of Period                        $ 8.971  $  7.552   $ 5.403
 Number of Units Outstanding, End of Period                      3,142     2,401     1,590
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.329   $ 7.467
 Accumulation Unit Value, End of Period                        $ 9.329  $  7.467   $ 6.160
 Number of Units Outstanding, End of Period                      3,440     3,667    14,762
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                        -         -   $10.000
 Accumulation Unit Value, End of Period                              -         -   $ 7.351
 Number of Units Outstanding, End of Period                          -         -    14,348
MORGAN STANLEY UIF U.S. MID CAP CORE (1)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.554   $11.097
 Accumulation Unit Value, End of Period                        $11.554  $ 11.097   $ 7.921
 Number of Units Outstanding, End of Period                          0     9,561    18,501
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 12.773   $13.914
 Accumulation Unit Value, End of Period                        $12.773  $ 13.914   $13.597
 Number of Units Outstanding, End of Period                          0     2,342     5,811
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT COMSTOCK
 Accumulation Unit Value, Beginning of Period                        -         -   $10.000
 Accumulation Unit Value, End of Period                              -         -   $ 8.094
 Number of Units Outstanding, End of Period                          -         -    10,884
VAN KAMPEN LIT EMERGING GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.913   $ 6.055
 Accumulation Unit Value, End of Period                        $ 8.913  $  6.055   $ 4.054
 Number of Units Outstanding, End of Period                     44,713    33,732    54,193


                                 40 PROSPECTUS


OR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000      2001      2002


AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                  $ 10.00  $  8.996   $ 6.844
 Accumulation Unit Value, End of Period                        $ 8.996  $  6.844   $ 5.135
 Number of Units Outstanding, End of Period                        104     3,111     5,800
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.217   $ 5.388
 Accumulation Unit Value, End of Period                        $ 8.217  $  5.388   $ 3.688
 Number of Units Outstanding, End of Period                      1,045     1,730     3,255
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.684   $ 7.530
 Accumulation Unit Value, End of Period                        $ 8.684  $  7.530   $ 5.208
 Number of Units Outstanding, End of Period                     12,128    32,124    39,660
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.726   $ 6.609
 Accumulation Unit Value, End of Period                        $11.726  $  6.609   $ 4.603
 Number of Units Outstanding, End of Period                          0         0     1,435
ALLIANCEBERNSTEIN GROWTH AND INCOME (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.727   $11.647
 Accumulation Unit Value, End of Period                        $11.727  $ 11.647   $ 8.979
 Number of Units Outstanding, End of Period                        375    11,088    49,950
ALLIANCEBERNSTEIN PREMIER GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.699   $ 7.125
 Accumulation Unit Value, End of Period                        $ 8.699  $  7.125   $ 4.887
 Number of Units Outstanding, End of Period                      7,282    10,477    10,481
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                        -         -   $10.000
 Accumulation Unit Value, End of Period                              -         -   $ 7.327
 Number of Units Outstanding, End of Period                          -         -        66
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 11.076   $10.281
 Accumulation Unit Value, End of Period                        $11.076  $ 10.281   $ 8.260
 Number of Units Outstanding, End of Period                      1,093       934    62,744
PUTNAM VT INTERNATIONAL EQUITY (3)
 Accumulation Unit Value, Beginning of Period                  $10.000  $  9.424   $ 7.420
 Accumulation Unit Value, End of Period                        $ 9.424  $  7.420   $ 6.058
 Number of Units Outstanding, End of Period                      4,391    13,772    20,505
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                        -         -   $10.000
 Accumulation Unit Value, End of Period                              -         -   $ 7.333
 Number of Units Outstanding, End of Period                          -         -     4,609
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                  $10.000  $  8.531   $ 6.564
 Accumulation Unit Value, End of Period                        $ 8.531  $  6.564   $ 4.783
 Number of Units Outstanding, End of Period                     11,537    15,461    15,798


*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.


                                       41 PROSPECTUS

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                       42 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.059   $  7.129
 Accumulation Unit Value, End of Period                        $10.059  $ 7.129   $  5.466
 Number of Units Outstanding, End of Period                     18,856   33,207     44,364
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.107   $ 10.430
 Accumulation Unit Value, End of Period                        $11.107  $10.430   $  8.471
 Number of Units Outstanding, End of Period                      7,847   35,120     40,115
EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.067   $  6.568
 Accumulation Unit Value, End of Period                        $ 9.067  $ 6.568   $  5.126
 Number of Units Outstanding, End of Period                     32,395   60,632     79,803
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.912   $  8.075
 Accumulation Unit Value, End of Period                        $ 9.912  $ 8.075   $  6.291
 Number of Units Outstanding, End of Period                     15,791   20,698     24,326
GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.601   $  6.533
 Accumulation Unit Value, End of Period                        $ 8.601  $ 6.533   $  5.124
 Number of Units Outstanding, End of Period                      2,908    9,281      4,846
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.624   $  9.866
 Accumulation Unit Value, End of Period                        $10.624  $ 9.866   $  8.550
 Number of Units Outstanding, End of Period                      1,561    6,342     21,248
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.677   $  4.382
 Accumulation Unit Value, End of Period                        $ 6.677  $ 4.382   $  4.031
 Number of Units Outstanding, End of Period                          0   13,964     21,727
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.414   $ 10.554
 Accumulation Unit Value, End of Period                        $10.414  $10.554   $  9.656
 Number of Units Outstanding, End of Period                          0    4,534      3,675
INFORMATION
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.167
 Number of Units Outstanding, End of Period                          -        -          0
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.489   $ 11.089
 Accumulation Unit Value, End of Period                        $10.489  $11.089   $ 11.431
 Number of Units Outstanding, End of Period                          0    6,660     36,353


                                 43 PROSPECTUS



FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.986   $ 10.772
 Accumulation Unit Value, End of Period                        $ 9.986  $10.772   $ 10.814
 Number of Units Outstanding, End of Period                          0   19,153     44,734
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.789   $  4.881
 Accumulation Unit Value, End of Period                        $ 6.789  $ 4.881   $  3.730
 Number of Units Outstanding, End of Period                      2,566    5,047      7,702
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.039   $ 11.981
 Accumulation Unit Value, End of Period                        $11.039  $11.981   $ 12.524
 Number of Units Outstanding, End of Period                      1,308   28,756     47,035
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.464   $  8.228
 Accumulation Unit Value, End of Period                        $ 9.464  $ 8.228   $  6.318
 Number of Units Outstanding, End of Period                     21,771   56,751    127,227
STRATEGIST
 Accumulation Unit Value, Beginning of Period                  $10.000  $10.382   $  9.238
 Accumulation Unit Value, End of Period                        $10.382  $ 9.238   $  8.246
 Number of Units Outstanding, End of Period                     10,992   21,708     23,886
UTILITIES
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.980   $  7.341
 Accumulation Unit Value, End of Period                        $ 9.980  $ 7.341   $  5.609
 Number of Units Outstanding, End of Period                      3,469   17,301     26,369
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 6.164   $  5.710
 Accumulation Unit Value, End of Period                        $ 6.164  $ 5.710   $  5.153
 Number of Units Outstanding, End of Period                      2,212    2,753      8,104
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.962   $  7.536
 Accumulation Unit Value, End of Period                        $ 8.962  $ 7.536   $  5.385
 Number of Units Outstanding, End of Period                        609    8,151     18,162
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.320   $  7.451
 Accumulation Unit Value, End of Period                        $ 9.320  $ 7.451   $  6.140
 Number of Units Outstanding, End of Period                      3,231    7,095     11,170
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.346
 Number of Units Outstanding, End of Period                          -        -      6,104
MORGAN STANLEY UIF U.S. MID CAP CORE (1)
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.543   $ 11.074
 Accumulation Unit Value, End of Period                        $11.543  $11.074   $  7.896
 Number of Units Outstanding, End of Period                      3,996   16,794     44,988
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                  $10.000  $12.230   $ 13.885
 Accumulation Unit Value, End of Period                        $12.230  $13.885   $ 13.553
 Number of Units Outstanding, End of Period                          0    4,156      8,778
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT COMSTOCK
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  8.088
 Number of Units Outstanding, End of Period                          -        -     29,201

                                 44 PROSPECTUS


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002

VAN KAMPEN LIT EMERGING GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.904   $  6.043
 Accumulation Unit Value, End of Period                        $ 8.904  $ 6.043   $  4.041
 Number of Units Outstanding, End of Period                     51,125   89,976    134,011
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.987   $  6.830
 Accumulation Unit Value, End of Period                        $ 8.987  $ 6.830   $  5.118
 Number of Units Outstanding, End of Period                      3,020   12,557     24,103
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.209   $  5.376
 Accumulation Unit Value, End of Period                        $ 8.209  $ 5.376   $  3.676
 Number of Units Outstanding, End of Period                     15,515   26,013     37,824
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.675   $  7.514
 Accumulation Unit Value, End of Period                        $ 8.675  $ 7.514   $  5.191
 Number of Units Outstanding, End of Period                     20,724   29,992     40,587
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.537   $  6.457
 Accumulation Unit Value, End of Period                        $ 8.537  $ 6.457   $  4.588
 Number of Units Outstanding, End of Period                      4,002    8,506     16,399
ALLIANCEBERNSTEIN GROWTH AND INCOME (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.715   $ 11.622
 Accumulation Unit Value, End of Period                        $11.715  $11.622   $  8.950
 Number of Units Outstanding, End of Period                     12,982   40,816     95,244
ALLIANCEBERNSTEIN PREMIER GROWTH (2)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.690   $  7.110
 Accumulation Unit Value, End of Period                        $ 8.690  $ 7.110   $  4.871
 Number of Units Outstanding, End of Period                     16,642   26,007     49,861
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.322
 Number of Units Outstanding, End of Period                          -        -      1,332
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                  $10.000  $11.064   $ 10.260
 Accumulation Unit Value, End of Period                        $11.064  $10.260   $  8.234
 Number of Units Outstanding, End of Period                        487    9,257     17,319

                                 45 PROSPECTUS


FOR THE YEARS BEGINNING JANUARY 31* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                            2000     2001       2002

PUTNAM VT INTERNATIONAL EQUITY (3)
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 9.415   $  7.404
 Accumulation Unit Value, End of Period                        $ 9.415  $ 7.404   $  6.039
 Number of Units Outstanding, End of Period                     22,787   47,404     71,280
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                        -        -   $ 10.000
 Accumulation Unit Value, End of Period                              -        -   $  7.328
 Number of Units Outstanding, End of Period                          -        -     14,185
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                  $10.000  $ 8.523   $  6.550
 Accumulation Unit Value, End of Period                        $ 8.523  $ 6.550   $  4.767
 Number of Units Outstanding, End of Period                      8,882   25,313     47,079


*The Contracts were first offered on January 31, 2000. All of the Variable Sub-Accounts were first offered on January 31, 2000 except for the Information, Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and the Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




                                       46 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Premium Taxes
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                       47 PROSPECTUS

                        PREFERRED CLIENT VARIABLE ANNUITY

Allstate Life Insurance Company            Statement of Additional Information
Allstate Financial Advisors Separate Account I          Dated May 1, 2003

300 N. Milwaukee Avenue
Vernon Hills, IL  60061
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Preferred Client Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Preferred Client Variable Annuity Contracts.


                                   TABLE OF CONTENTS

Description
-----------
Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
PERFORMANCE INFORMATION
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
GENERAL MATTERS
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves

EXPERTS
FINANCIAL STATEMENTS




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $37,586,872.81, $24,601,167.63, and $ 24,837,374.85 for the years 2000, 2001, and 2002 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized" and "non-standardized" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                1000 (1+T)n = ERV
where:

         T                 =   average annual total return

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n                 =   number of years in the period

         $1000             =   hypothetical $1,000 investment



The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2002 are set out below.

The Preferred Client Variable Annuity Contracts were first offered to the public on January 31, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub- Accounts under the Preferred Client Contracts.

Variable Sub-Account Inception Dates:

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X):

Variable Sub-Account                                             Date
--------------------                                             ----
Aggressive  Equity                                            May 3, 1999
Dividend Growth                                               October 25, 1990
Equity                                                        October 25, 1990
European Growth                                               March 1, 1991
Global Advantage                                              May 18, 1998
Global Dividend Growth                                        February 23, 1994
High Yield                                                    October 25, 1990
Income Builder                                                January 21, 1997
Information                                                   November 6, 2000
Limited Duration                                              May 3, 1999
Money Market                                                  October 25, 1990
Pacific Growth                                                February 23, 1994
Quality Income Plus                                           October 25, 1990
S&P 500 Index                                                 May 18, 1998
Strategist                                                    October 25, 1990
Utilities                                                     October 25, 1990


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

Variable Sub-Account                                               Date
--------------------                                               ----

Morgan Stanley UIF Emerging Markets Equity                    March 16, 1998
Morgan Stanley UIF Equity Growth                              March 16, 1998
Morgan Stanley UIF International Magnum                       March 16, 1998
Morgan Stanley UIF Mid-Cap Growth                             May 1, 2002
Morgan Stanley UIF U.S. Mid-Cap Core (1)                      January 31, 2000
Morgan Stanley UIF U.S. Real Estate                           May 18, 1998



VAN KAMPEN LIFE INVESTMENT TRUST (Class I):

Variable Sub-Account                                              Date
--------------------                                              ----
Van Kampen LIT Comstock                                       May 1, 2002
Van Kampen LIT Emerging Growth                                March 16, 1998


LSA VARIABLE SERIES TRUST:

Variable Sub-Account                                              Date
---------------------                                             ----

LSA Aggressive Growth                                         May 1, 2002

AIM VARIABLE INSURANCE FUNDS (Series I):

Variable Sub-Account                                               Date
--------------------                                               ----
AIM V.I. Capital Appreciation                                 January 31, 2000
AIM V.I. Growth                                               January 31, 2000
AIM V.I. Premier Equity                                       January 31, 2000





ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES):

Variable Sub-Account                                               Date
--------------------                                               ----
AllianceBernstein Growth (2)                                  January 31, 2000
AllianceBErnstein Growth and Income (2)                       January 31, 2000
AllianceBernstein Premier Growth (2)                          January 31, 2000

PUTNAM VARIABLE TRUST (CLASS IB SHARES):

Variable Sub-Account                                               Date
--------------------                                               ----
Putnam VT Growth and Income                                   January 31, 2000
Putnam VT International Equity (3)                            January 31, 2000
Putnam VT Small Cap Value                                     May 1, 2002
Putnam VT Voyager                                             January 31, 2000

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT
OPTION)

                                                                                  10 Year or Since
Variable Sub-Accounts                                      1 Year      5 Year        Inception
Aggressive Equity                                          -23.14%       N/A           -6.73%
Global Advantage                                           -21.37%       N/A          -10.31%
Dividend Growth                                            -18.59%     -2.49%          7.17%
Equity                                                     -21.76%      0.18%          9.33%
European Growth                                            -21.91%     -1.01%          10.28%
Global Dividend Growth                                     -13.13%     -0.07%          5.17%
High Yield                                                 -7.78%      -17.92%         -4.55%
Income Builder                                             -8.29%       0.20%          3.51%
Information                                                -43.48%       N/A          -43.03%
Limited Duration                                            3.33%        N/A           4.22%
Pacific Growth                                             -23.40%     -11.75%        -11.69%
Quality Income Plus                                         4.78%       5.22%          6.31%
S&P 500 Index                                              -23.03%       N/A           -4.58%
Strategist                                                 -10.52%      3.36%          6.46%
Utilities                                                  -23.40%     -4.49%          3.69%
Morgan Stanley UIF Emerging Markets Equity                 -9.54%        N/A           -7.17%
Morgan Stanley UIF Equity Growth                           -28.37%       N/A           -5.97%
Morgan Stanley UIF International Magnum                    -17.39%       N/A           -7.12%
Morgan Stanley UIF Mid Cap Growth*                           N/A         N/A          -26.42%
Morgan Stanley UIF U.S. Mid Cap Core (1)                   -28.53%       N/A           -7.55%
Morgan Stanley UIF U.S. Real Estate                        -1.48%        N/A           4.54%
Van Kampen LIT Comstock*                                     N/A         N/A          -18.99%
Van Kampen LIT Emerging Growth                             -32.96%       N/A           -0.08%
AIM V.I. Capital Appreciation                              -24.88%       N/A          -20.32%
AIM V.I. Growth                                            -31.45%       N/A          -28.86%
AIM V.I. Premier Equity                                    -30.75%       N/A          -19.93%
AllianceBernstein Growth (2)                               -28.77%       N/A          -23.25%
AllianceBernstein Growth and Income (2)                    -22.81%       N/A           -3.50%
AllianceBernstein Premier Growth (2)                       -31.32%       N/A          -21.66%
LSA Aggressive Growth*                                       N/A         N/A          -26.67%
Putnam VT Growth and Income                                -19.55%       N/A           -6.22%
Putnam VT International Equity (3)                         -18.24%       N/A          -15.67%
Putnam VT Small Cap Value*                                   N/A         N/A          -26.60%
Putnam VT Voyager                                          -27.04%       N/A          -22.23%

*Not annualized.

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's
Portfolios made a corresponding change from "Alliance" to "AllianceBernstein."
Likewise, we have made a corresponding change in the name of the Variable
Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


(WITH PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)
                                                                                  10 Year or Since
Variable Sub-Accounts                                      1 Year      5 Year        Inception
Aggressive Equity                                          -23.24%       N/A           -6.85%
Global Advantage                                           -21.47%       N/A          -10.43%
Dividend Growth                                            -18.69%     -2.62%          7.03%
Equity                                                     -21.87%      0.05%          9.19%
European Growth                                            -22.01%     -1.14%          10.14%
Global Dividend Growth                                     -13.24%     -0.20%          5.04%
High Yield                                                 -7.90%      -18.02%         -4.67%
Income Builder                                             -8.40%       0.07%          3.38%
Information                                                -43.56%       N/A          -43.11%
Limited Duration                                            3.20%        N/A           4.08%
Pacific Growth                                             -23.50%     -11.86%        -11.80%
Quality Income Plus                                         4.64%       5.08%          6.17%
S&P 500 Index                                              -23.13%       N/A           -4.70%
Strategist                                                 -10.63%      3.23%          6.32%
Utilities                                                  -23.50%     -4.61%          3.55%
Morgan Stanley UIF Emerging Markets Equity                 -9.65%        N/A           -7.29%
Morgan Stanley UIF Equity Growth                           -28.46%       N/A           -6.09%
Morgan Stanley UIF International Magnum                    -17.50%       N/A           -7.24%
Morgan Stanley UIF Mid Cap Growth*                           N/A         N/A          -26.49%
Morgan Stanley UIF U.S. Mid Cap Core (1)                   -28.62%       N/A           -7.68%
Morgan Stanley UIF U.S. Real Estate                        -1.61%        N/A           4.41%
Van Kampen LIT Comstock*                                     N/A         N/A          -19.06%
Van Kampen LIT Emerging Growth                             -33.04%       N/A           -0.21%
AIM V.I. Capital Appreciation                              -24.98%       N/A          -20.42%
AIM V.I. Growth                                            -31.54%       N/A          -28.95%
AIM V.I. Premier Equity                                    -30.84%       N/A          -20.03%
AllianceBernstein Growth (2)                               -28.86%       N/A          -23.35%
AllianceBernstein Growth and Income (2)                    -22.91%       N/A           -3.62%
AllianceBernstein Premier Growth (2)                       -31.41%       N/A          -21.76%
LSA Aggressive Growth*                                       N/A         N/A          -26.73%
Putnam VT Growth and Income                                -19.66%       N/A           -6.34%
Putnam VT International Equity (3)                         -18.35%       N/A          -15.78%
Putnam VT Small Cap Value*                                   N/A         N/A          -26.67%
Putnam VT Voyager                                          -27.14%       N/A          -22.34%


* Not annualized

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's
Portfolios made a corresponding change from "Alliance" to "AllianceBernstein."
Likewise, we have made a corresponding change in the name of the Variable
Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.







(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT COMBINATION
OPTION)



Variable Sub-Accounts                                                                   10 Year
                                                            1 Year      5 Year        or Since Inception

Aggressive Equity                                          -23.33%       N/A           -6.95%
Global Advantage                                           -21.56%       N/A          -10.53%
Dividend Growth                                            -18.78%     -2.73%          6.92%
Equity                                                     -21.95%     -0.06%          9.07%
European Growth                                            -22.10%     -1.25%          10.02%
Global Dividend Growth                                     -13.34%     -0.31%          4.92%
High Yield                                                 -8.00%      -18.11%         -4.78%
Income Builder                                             -8.51%      -0.04%          3.26%
Information                                                -43.62%       N/A          -43.17%
Limited Duration                                            3.08%        N/A           3.97%
Pacific Growth                                             -23.59%     -11.96%        -11.90%
Quality Income Plus                                         4.53%       4.96%          6.05%
S&P 500 Index                                              -23.21%       N/A           -4.81%
Strategist                                                 -10.73%      3.11%          6.21%
Utilities                                                  -23.59%     -4.72%          3.44%
Morgan Stanley UIF Emerging Markets Equity                 -9.75%        N/A           -7.39%
Morgan Stanley UIF Equity Growth                           -28.54%       N/A           -6.20%
Morgan Stanley UIF International Magnum                    -17.59%       N/A           -7.34%
Morgan Stanley UIF Mid Cap Growth*                           N/A         N/A          -26.54%
Morgan Stanley UIF U.S. Mid Cap Core (1)                   -28.70%       N/A           -7.78%
Morgan Stanley UIF U.S. Real Estate                        -1.72%        N/A           4.29%
Van Kampen LIT Comstock*                                     N/A         N/A          -19.12%
Van Kampen LIT Emerging Growth                             -33.12%       N/A           -0.32%
AIM V.I. Capital Appreciation                              -25.06%       N/A          -20.51%
AIM V.I. Growth                                            -31.62%       N/A          -29.03%
AIM V.I. Premier Equity                                    -30.91%       N/A          -20.12%
AllianceBernstein Growth (2)                               -28.94%       N/A          -23.43%
AllianceBernstein Growth and Income (2)                    -22.99%       N/A           -3.73%
AllianceBernstein Premier Growth (2)                       -31.49%       N/A          -21.85%
LSA Aggressive Growth*                                       N/A         N/A          -26.78%
Putnam VT Growth and Income                                -19.75%       N/A           -6.44%
Putnam VT International Equity (3)                         -18.44%       N/A          -15.88%
Putnam VT Small Cap Value*                                   N/A         N/A          -26.72%
Putnam VT Voyager                                          -27.22%       N/A          -22.42%

* Not annualized

(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.



 NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return may omit one or more charges. Such charges, if reflected, would reduce the performance shown. These rates of return do not reflect any taxes which would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized  Return = (1 = r)1/n - 1


          where             r = cumulative  rate of return for the period shown,

          and                n = number of years in period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over a period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or the underlying Portfolio, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.


The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.



                                                             Inception Date of
Variable Sub-Account                                       Corresponding Portfolio
--------------------                                      -----------------------

Aggressive Equity                                               May 2, 1999
Dividend Growth                                                 March 1, 1990
Equity                                                          March 9, 1984
European Growth                                                 March 1, 1991
Global Advantage                                                May 18, 1998
Global Dividend Growth                                          February 24, 1994
High Yield                                                      March 9, 1984
Income Builder                                                  January 21, 1997
Information                                                     November 6, 2000
Limited Duration                                                May 2, 1999
Money Market                                                    March 8, 1984
Pacific Growth                                                  February 24, 1994
Quality Income Plus                                             March 1, 1987
S&P 500 Index                                                   May 18, 1998
Strategist                                                      March 1, 1987
Utilities                                                       March 1, 1990
Morgan Stanley UIF Emerging Markets Equity                      October 1,1996
Morgan Stanley UIF Equity Growth                                January 2, 1997
Morgan Stanley UIF International Magnum                         January 2, 1997
Morgan Stanley UIF Mid-Cap Growth                               October 18, 1999
Morgan  Stanley UIF U.S. Mid-Cap Core                           January 2, 1997
Morgan  Stanley UIF U.S. Real Estate                            March 4, 1997
Van Kampen LIT Comstock                                         April 30, 1999
Van Kampen LIT Emerging Growth                                  July  3,  1995
AIM V.I. Capital Appreciation                                   May 5, 1993
AIM V.I. Growth                                                 May 5, 1993
AIM V.I. Premier Equity                                         May 5, 1993
Alliance Growth and Income*                                     January 14, 1991
Alliance Growth*                                                September 15, 1994
Alliance Premier Growth*                                        July 14, 1999
LSA Aggressive Growth                                           August 14, 2001
Putnam VT Growth and Income**                                   February  1, 1988
Putnam VT International Equity**                                January  2,  1997
Putnam Small Cap Value                                          April 30,  1999
Putnam VT Voyager**                                             February 1, 1988



* Each of the Portfolio's Class B shares (12b-1 class) were first offered on June 2, 1999 except for the 12b-1 class shares of the Alliance Premier Growth Fund, which were first offered on July 15, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class A shares (non-12b-1 class), adjusted to reflect the current expenses of the 12b-1 class.

** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class.

Adjusted Historical Total Returns

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. To calculate such "adjusted historical total returns," we use the standardized total returns formula computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.



Base



Variable Sub-Accounts                                                               10 Year
                                                         1 Year      5 Year     or Since Inception

Aggressive Equity                                        -23.14%       N/A           -6.73%
Global Advantage                                         -21.37%       N/A          -10.31%
Dividend Growth                                          -18.59%     -2.49%          7.17%
Equity                                                   -21.76%      0.18%          9.33%
European Growth                                          -21.91%     -1.01%          10.28%
Global Dividend Growth                                   -13.13%     -0.07%          5.17%
High Yield                                               -7.78%      -17.92%         -4.55%
Income Builder                                           -8.29%       0.20%          3.51%
Information                                              -43.48%       N/A          -43.03%
Limited Duration                                          3.33%        N/A           4.22%
Money Market                                              0.63%       3.51%          3.64%
Pacific Growth                                           -23.40%     -11.75%        -11.68%
Quality Income Plus                                       4.78%       5.22%          6.31%
S&P 500 Index                                            -23.03%       N/A           -4.58%
Strategist                                               -10.52%      3.36%          6.46%
Utilities                                                -23.40%     -4.49%          3.69%
Morgan Stanley UIF Emerging Markets Equity               -9.54%      -5.89%          -5.16%
Morgan Stanley UIF Equity Growth                         -28.37%     -2.79%          2.31%
Morgan Stanley UIF International Magnum                  -17.39%     -5.05%          -3.21%
Morgan Stanley UIF Mid Cap Growth                        -31.64%       N/A          -14.28%
Morgan Stanley UIF U.S. Mid Cap Core (1)                 -28.53%      0.73%          6.40%
Morgan Stanley UIF U.S. Real Estate                      -1.48%       3.62%          5.96%
Van Kampen LIT Comstock                                  -19.81%       N/A           -1.64%
Van Kampen LIT Emerging Growth                           -32.96%      2.44%          8.34%
AIM V.I. Capital Appreciation                            -24.88%     -2.94%          6.57%
AIM V.I. Growth                                          -31.45%     -8.67%          3.08%
AIM V.I. Premier Equity                                  -30.75%     -2.87%          7.08%
AllianceBernstein Growth (2)                             -28.77%     -5.61%          6.81%
AllianceBernstein Growth and Income (2)                  -22.81%      2.73%          10.17%
AllianceBernstein Premier Growth (2)                     -31.32%     -2.21%          8.29%
LSA Aggressive Growth                                    -32.07%       N/A          -28.04%






Putnam VT Growth and Income                              -19.55%     -1.56%          7.71%
Putnam VT International Equity (3)                       -18.24%      1.59%          3.74%
Putnam VT Small Cap Value                                -18.84%       N/A           5.34%
Putnam VT Voyager                                        -27.04%     -2.05%          7.62%


(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's
Portfolios made a corresponding change from "Alliance" to "AllianceBernstein."
Likewise, we have made a corresponding change in the name of the Variable
Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


PERFORMANCE DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT

                                                                       10 Year or Since
Variable Sub-Accounts                                1 Year      5 Year    Inception
Aggressive Equity                                    -23.24%     N/A      -6.85%
Global Advantage                                     -21.47%     N/A      -10.43%
Dividend Growth                                      -18.69%    -2.62%     7.03%
Equity                                               -21.87%    0.05%      9.19%
European Growth                                      -22.01%    -1.14%    10.14%
Global Dividend Growth                               -13.24%    -0.20%     5.04%
High Yield                                           -7.90%    -18.02%    -4.67%
Income Builder                                       -8.40%     0.07%      3.38%
Information                                          -43.56%     N/A      -43.11%
Limited Duration                                      3.20%      N/A       4.08%
Money Market                                          0.50%     3.38%      3.51%
Pacific Growth                                       -23.50%   -11.86%    -11.80%
Quality Income Plus                                   4.64%     5.08%      6.17%
S&P 500 Index                                        -23.13%     N/A      -4.70%
Strategist                                           -10.63%    3.23%      6.32%
Utilities                                            -23.50%    -4.61%     3.55%
Morgan Stanley UIF Emerging Markets Equity           -9.65%     -6.01%    -5.29%
Morgan Stanley UIF Equity Growth                     -28.46%    -2.92%     2.18%
Morgan Stanley UIF International Magnum              -17.50%    -5.18%    -3.33%
Morgan Stanley UIF Mid Cap Growth                    -31.73%     N/A      -14.39%
Morgan Stanley UIF U.S. Mid Cap Core (1)             -28.62%    0.60%      6.26%
Morgan Stanley UIF U.S. Real Estate                  -1.61%     3.49%      5.82%
Van Kampen LIT Comstock                              -19.92%     N/A      -1.76%
Van Kampen LIT Emerging Growth                       -33.04%    2.31%      8.20%
AIM V.I. Capital Appreciation                        -24.98%    -3.06%     6.43%
AIM V.I. Growth                                      -31.54%    -8.78%     2.94%
AIM V.I. Premier Equity                              -30.84%    -3.00%     6.94%
AllianceBernstein Growth (2)                         -28.86%    -5.73%     6.67%
AllianceBernstein Growth and Income (2)              -22.91%    2.59%     10.03%
AllianceBernstein Premier Growth (2)                 -31.41%    -2.34%     8.15%
LSA Aggressive Growth                                -32.16%     N/A      -28.14%
Putnam VT Growth and Income                          -19.66%    -1.69%     7.57%
Putnam VT International Equity (3)                   -18.35%    1.46%      3.60%
Putnam VT Small Cap Value                            -18.95%     N/A       5.20%
Putnam VT Voyager                                    -27.14%    -2.18%     7.48%




(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's
Portfolios made a corresponding change from "Alliance" to "AllianceBernstein."
Likewise, we have made a corresponding change in the name of the Variable
Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION

                                                                                10 Year or Since
Variable Sub-Accounts                                    1 Year      5 Year        Inception
Aggressive Equity                                        -23.33%       N/A           -6.95%
Global Advantage                                         -21.56%       N/A          -10.53%
Dividend Growth                                          -18.78%     -2.73%          6.92%
Equity                                                   -21.95%     -0.06%          9.07%
European Growth                                          -22.10%     -1.25%          10.02%
Global Dividend Growth                                   -13.34%     -0.31%          4.92%
High Yield                                               -8.00%      -18.11%         -4.78%
Income Builder                                           -8.51%      -0.04%          3.26%
Information                                              -43.62%       N/A          -43.17%
Limited Duration                                          3.08%        N/A           3.97%
Money Market                                              0.39%       3.26%          3.40%
Pacific Growth                                           -23.59%     -11.96%        -11.90%
Quality Income Plus                                       4.53%       4.96%          6.05%
S&P 500 Index                                            -23.21%       N/A           -4.81%
Strategist                                               -10.73%      3.11%          6.21%
Utilities                                                -23.59%     -4.72%          3.44%
Morgan Stanley UIF Emerging Markets Equity               -9.75%      -6.12%          -5.39%
Morgan Stanley UIF Equity Growth                         -28.54%     -3.02%          2.07%
Morgan Stanley UIF International Magnum                  -17.59%     -5.28%          -3.44%
Morgan Stanley UIF Mid Cap Growth                        -31.80%       N/A          -14.48%
Morgan Stanley UIF U.S. Mid Cap Core (1)                 -28.70%      0.49%          6.15%
Morgan Stanley UIF U.S. Real Estate                      -1.72%       3.37%          5.70%
Van Kampen LIT Comstock                                  -20.01%       N/A           -1.87%
Van Kampen LIT Emerging Growth                           -33.12%      2.19%          8.08%
AIM V.I. Capital Appreciation                            -25.06%     -3.17%          6.31%
AIM V.I. Growth                                          -31.62%     -8.88%          2.83%
AIM V.I. Premier Equity                                  -30.91%     -3.11%          6.83%
AllianceBernstein Growth (2)                             -28.94%     -5.84%          6.56%
AllianceBernstein Growth and Income (2)                  -22.99%      2.48%          9.91%
AllianceBernstein Premier Growth (2)                     -31.49%     -2.45%          8.03%
LSA Aggressive Growth                                    -32.23%       N/A          -28.21%
Putnam VT Growth and Income                              -19.75%     -1.79%          7.45%
Putnam VT International Equity (3)                       -18.44%      1.35%          3.49%
Putnam VT Small Cap Value                                -19.04%       N/A           5.08%
Putnam VT Voyager                                        -27.22%     -2.29%          7.36%


(1) Effective May 1, 2003, the Morgan Stanley UIF Mid Cap Value Portfolio changed its name to Morgan Stanley UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the Alliance Variable Products Series Fund changed its name to AllianceBernstein Variable Products Series Fund. Each of that Fund's Portfolios made a corresponding change from "Alliance" to "AllianceBernstein." Likewise, we have made a corresponding change in the name of the Variable Sub-Account that invests in each of those Portfolios.

(3) Effective May 1, 2003, the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion and include an explanatory paragraph relating to the merger of Northbrook Life Insurance Company into Allstate Life Insurance Company described in Note 3 to the financial statements), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Independent Auditors' Reports) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and related financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2002 and for each of the periods in the two year period then ended,


o the financial statements of Northbrook Variable Annuity Account and of Northbrook Variable Annuity Account II as of December 31, 2002 and 2001, and for each of the periods in the two year period ending December 31, 2002,



The consolidated financial statements and schedule of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------

(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $393, $323 and $302)                      $    1,023    $    1,046    $    1,069
Contract charges                                                                       853           821           798
Net investment income                                                                2,983         2,839         2,589
Realized capital gains and losses                                                     (427)         (213)          (26)
                                                                                ----------    ----------    ----------
                                                                                     4,432         4,493         4,430
                                                                                ----------    ----------    ----------
COSTS AND  EXPENSES
Life and annuity contract benefits (net of reinsurance recoverable of
   $387, $277 and $243)                                                              1,543         1,485         1,439
Interest credited to contractholder funds                                            1,691         1,670         1,519
Amortization of deferred policy acquisition costs                                      418           365           418
Operating costs and expenses                                                           475           416           343
                                                                                ----------    ----------    ----------
                                                                                     4,127         3,936         3,719
LOSS ON DISPOSITION OF OPERATIONS                                                       (3)           (4)            -
                                                                                ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           302           553           711
Income tax expense                                                                      57           179           241
                                                                                ----------    ----------    ----------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX           245           374           470
                                                                                ----------    ----------    ----------

Cumulative effect of change in accounting for derivatives and embedded
   derivative financial instruments, after-tax                                           -            (6)            -
                                                                                ----------    ----------    ----------

NET INCOME                                                                             245           368           470
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses and net gains and losses on
     derivative financial instruments                                                  416            76           351
   Unrealized foreign currency translation adjustments                                  (1)            2            (2)
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX                                                  415            78           349
                                                                                ----------    ----------    ----------
COMPREHENSIVE INCOME                                                            $      660    $      446    $      819
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                              ------------------------
                                                                                                 2002          2001
                                                                                              ----------    ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $41,723 and $35,718)                $   44,805    $   37,226
   Mortgage loans                                                                                  5,883         5,450
   Equity securities                                                                                 183           201
   Short-term                                                                                        839           672
   Policy loans                                                                                      692           673
   Other                                                                                             268            75
                                                                                              ----------    ----------
     Total investments                                                                            52,670        44,297

Cash                                                                                                 252           130
Deferred policy acquisition costs                                                                  2,915         2,997
Reinsurance recoverables, net                                                                      1,061           950
Accrued investment income                                                                            534           479
Other assets                                                                                         289           182
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL ASSETS                                                                               $   68,846    $   62,622
                                                                                              ==========    ==========

LIABILITIES
Contractholder funds                                                                          $   38,858    $   32,301
Reserve for life-contingent contract benefits                                                      9,747         8,632
Unearned premiums                                                                                     10             9
Payable to affiliates, net                                                                            80            74
Other liabilities and accrued expenses                                                             1,956         2,053
Deferred income taxes                                                                                708           569
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL LIABILITIES                                                                              62,484        57,225
                                                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 930,650 and 1,035,610 shares issued and outstanding                                    93           104
Redeemable preferred stock - series A subscriptions receivable                                         -           (14)
Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5             5
Additional capital paid-in                                                                         1,067           717
Retained income                                                                                    4,145         3,948
Accumulated other comprehensive income:
   Unrealized net capital gains and losses and net losses on derivative financial
      instruments                                                                                  1,052           636
   Unrealized foreign currency translation adjustments                                                 -             1
                                                                                              ----------    ----------
   Total accumulated other comprehensive income                                                    1,052           637
                                                                                              ----------    ----------
   TOTAL SHAREHOLDER'S EQUITY                                                                      6,362         5,397
                                                                                              ----------    ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                 $   68,846    $   62,622
                                                                                              ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                      $      104    $       92    $       66
Issuance of stock                                                                        5            15            26
Redemption of stock                                                                    (16)           (3)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                    93           104            92
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE                           -           (14)            -
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                               -           117           117
Redemption of stock                                                                      -          (117)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     -             -           117
                                                                                ----------    ----------    ----------
COMMON STOCK
Balance, beginning of year                                                               5             5             5
Issuance of stock                                                                        -             -             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     5             5             5
                                                                                ----------    ----------    ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                             717           600           600
Capital contribution                                                                   350           117             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,067           717           600
                                                                                ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                                           3,948         3,752         3,367
Net income                                                                             245           368           470
Dividends                                                                              (48)         (172)          (85)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 4,145         3,948         3,752
                                                                                ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                             637           559           210
Change in unrealized net capital gains and net gains and losses on derivative
   financial instruments                                                               416            76           351
Change in unrealized foreign currency translation adjustments                           (1)            2            (2)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,052           637           559
                                                                                ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                                      $    6,362    $    5,397    $    5,125
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARRIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $      245    $      368    $      470
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                           (210)         (261)         (232)
      Realized capital gains and losses                                                427           213            26
      Loss on disposition of operations                                                  3             4             -
      Cumulative effect of change in accounting for derivative and embedded
         derivative financial instruments                                                -             6             -
      Interest credited to contractholder funds                                      1,691         1,670         1,439
      Changes in:
         Contract benefit and other insurance reserves                                 140            38            91
         Unearned premiums                                                               1           (39)          (10)
         Deferred policy acquisition costs                                            (249)         (272)         (349)
         Reinsurance recoverables                                                     (116)         (145)         (139)
         Income taxes payable                                                          (85)           26           128
         Other operating assets and liabilities                                        (72)          145          (125)
                                                                                ----------    ----------    ----------
            Net cash provided by operating activities                                1,775         1,753         1,299
                                                                                ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                           6,224         6,552         6,692
   Equity securities                                                                   129           533           977
Investment collections
   Fixed income securities                                                           4,041         3,434         2,041
   Mortgage loans                                                                      542           359           390
Investments purchases
   Fixed income securities                                                         (16,155)      (14,173)      (12,088)
   Equity securities                                                                  (149)         (311)         (886)
   Mortgage loans                                                                     (916)       (1,456)         (938)
Acquisitions, net of cash received                                                       -            67             -
Change in short-term investments, net                                                 (425)          330           281
Change in other investments, net                                                      (159)          (34)          (46)
                                                                                ----------    ----------    ----------
         Net cash used in investing activities                                      (6,868)       (4,699)       (3,577)
                                                                                ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                                    19             1            26
Redemption of redeemable preferred stock                                               (16)         (120)            -
Capital contribution                                                                   350           117             -
Contractholder fund deposits                                                         8,946         7,860         7,875
Contractholder fund withdrawals                                                     (4,036)       (4,668)       (5,548)
Dividends paid                                                                         (48)         (172)          (85)
                                                                                ----------    ----------    ----------
         Net cash provided by financing activities                                   5,215         3,018         2,268
                                                                                ----------    ----------    ----------
NET INCREASE (DECREASE) IN CASH                                                        122            72           (10)
CASH AT BEGINNING OF THE YEAR                                                          130            58            68
                                                                                ----------    ----------    ----------
CASH AT END OF YEAR                                                             $      252    $      130    $       58
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2002 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection, investment, and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:

                               PROTECTION                                                     RETIREMENT
   -----------------------------------------------------------------------   ------------------------------------------
     LIFE INSURANCE                          OTHER                                INVESTMENT CONTRACTS
        TRADITIONAL                             Long-term care                      Fixed annuities
           Term life                            Accidental death                    Market value adjusted annuities
           Whole life                           Hospital indemnity                  Equity-indexed annuities
                                                                                    Immediate annuities
        INTEREST-SENSITIVE LIFE                                                     Variable annuities*
           Universal life
           Single premium life
           Variable life*
           Variable universal life*

        *--Separate Accounts products

     Retail products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents (including master brokerage agencies), financial services firms (financial institutions and broker/dealers) and direct marketing. Although the Company currently benefits from agreements with financial services entities that market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of primarily spread-based products to institutional investors, special purpose entities ("SPEs") and others. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns credited to customers. These products include guaranteed investment contracts ("GICs") sold to tax-qualified retirement plan sponsors or investment managers who represent plan sponsors, and funding agreements ("FAs") sold to SPEs that issue medium-term notes to institutional investors. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In 2002, annuity premiums and deposits represented approximately 85.8% of the Company's total premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for premiums and deposits earned by the Company were California, Delaware, New York, Florida, Texas, New Jersey, and Illinois for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits for the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of Other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     At December 31, 2002, Equity securities include common and non-redeemable preferred stocks, limited partnership interests, and real estate investment trust equity investments. Common and non-redeemable preferred stocks had a carrying value of $96 million and $96 million, and cost of $104 million and $91 million at December 31, 2002 and 2001, respectively. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value if independent market quotations are available from vendors. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Investments in limited partnership interests has a carrying value and cost of $87 million and $105 million at December 31, 2002 and 2001, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, whereby the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic GICs, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and other fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see Note 7).

     The statements require that all derivatives be recognized on the Consolidated Statements of Financial Position at fair value. Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in Realized capital gains and losses or Life and annuity contract benefits.

     Derivatives that are not hedges for accounting purposes must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses. For the years ended December 31, 2002 and 2001, the hedge ineffectiveness reported as Realized capital gains and losses amounted to losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in Net investment income together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported in Life and annuity contract benefits together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Life and annuity contract benefits. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments utilized in cash flow hedges, the changes in fair value of the derivatives are reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects Net income or when the forecasted transaction affects Net income. Accrued periodic settlements on derivatives utilized in cash flow hedges are reported in Net investment income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to Net investment income or Life and annuity contract benefits, respectively, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are reported together with results of the associated risk. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses or Life and annuity contract benefits during the reporting period.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses for the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements provide liquidity, and securities loaned transactions are used to generate net investment income. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in Life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, including certain structured settlement annuities, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as Contractholder fund deposits. Contract charges for investment contracts consist of fees or charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest credited to contractholder funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities, variable life contracts, and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts.
Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality (including guaranteed minimum death and income benefits); contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. Additionally, variable annuity contractholder activity, including surrender, withdrawal, asset allocation, and annuitization, could have a significant impact on the ultimate cost of providing guaranteed minimum death and income benefits. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%, for the mutual funds in which customer accounts are invested. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of Amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $63 million and $78 million at December 31, 2002 and 2001, respectively. Amortization expense on present value of future profits was $15 million, $16 million and $11 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 10). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges reflected in Contract charges. Deposits to the Separate Accounts are not included in the Consolidated Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 9.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 9. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, purchase private placement securities, and extend mortgage loans; financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In November 2002, the FASB issued FASB Interpretation No. 45 ("FIN
45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN 45 requires that upon issuance of a guarantee, the guarantor must recognize a liability for the fair value of the obligation it assumes under that guarantee. The disclosure provisions of FIN 45 are effective for financial statements ending after December 15, 2002. The adoption of the disclosure provisions of FIN 45 did not have a material impact on the Company's consolidated financial statements for the year ended December 31, 2002 (see Note 11). The provisions for initial recognition and measurement are effective on a prospective basis for guarantees that are issued or modified after December 31, 2002. The adoption of the remaining provisions of FIN 45 is not expected to have a material impact on either the consolidated financial position or results of operations of the Company.

     In January 2003, the FASB issued FIN No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities". FIN 46 addresses issues related to the consolidation of variable interest entities ("VIEs"). The effective date of this interpretation is the first fiscal year or interim period beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company has one unconsolidated special purpose entity ("SPE") that is used to issue Global Medium Term Notes ("GMTNs") to unrelated third parties. The Company is in the process of assessing whether this SPE meets the criteria to be considered a VIE, thereby requiring consolidation under FIN 46. The funding agreements issued by the Company to the SPE are reported on the Consolidated Statements of Financial Position of the Company as a component of Contractholder funds.

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Consolidated Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position.

     The FASB has exposed proposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as a FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument". The proposed guidance

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

requires recognizing an embedded derivative in certain reinsurance agreements when specific conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to earnings in the first fiscal quarter beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company's reinsurance balances that would be subject to the proposed guidance, as currently drafted, are immaterial in the aggregate. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's consolidated financial position and results of operations.

3.   ACQUISITIONS AND DISPOSITIONS

CURRENT YEAR:

ALLSTATE DISTRIBUTORS, LLC
     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The $1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

DIRECT RESPONSE LONG-TERM CARE BUSINESS
     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction to be completed during 2003. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

PRIOR YEAR:

AMERICAN MATURITY LIFE INSURANCE COMPANY
     In 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

PROVIDENT NATIONAL ASSURANCE COMPANY
     In 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

PT ASURANSI JIWA ALLSTATE, INDONESIA
     In 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations and Comprehensive Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.

(IN MILLIONS)

ACQUISITIONS:
  Fair value of assets acquired                              $    (275)
  Fair value of liabilities assumed                                342
                                                             ---------
        Net cash received                                    $      67
                                                             =========

     Non-cash transactions of $299 million and $239 million, which include investment exchanges, modifications, conversions and other non-cash transactions, have been excluded from investment purchases and sales for 2001 and 2000, respectively, on the Consolidated Statements of Cash Flows to conform to the current period presentation.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $98 million, $210 million and $160 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Securities lending transactions excluded from Cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31, are as follows:

                                                       2002         2001         2000
                                                     ---------    ---------    ---------
(IN MILLIONS)
Purchases                                            $   2,096    $   8,128    $   4,394
Sales                                                   (2,041)      (7,864)      (4,105)
Collections                                                (25)           -            -
Net change in short-term investments                      (278)         130          371
                                                     ---------    ---------    ---------
  Net purchases                                      $    (248)   $     394    $     660
                                                     =========    =========    =========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, and Allstate Investments LLC and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15) were $238 million, $208 million, and $195 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $133 million, $117 million and $96 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $38 million and $29 million relate to structured settlement annuities with life contingencies and are included in premium income for 2002, 2001, and 2000, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand and $817 thousand in 2001 and 2000, respectively, to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity Agreement

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.29 billion and $5.23 billion at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT

     ALIC receives underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million, $80 million and $100 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002, 2001 and 2000, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million, $1 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million, $7 million and $6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $18 million in 2002 and $29 million during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, will be merged into ALIC to achieve future cost savings and operational efficiency. The merger will have no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     Redeemable preferred stock--series A subscriptions receivable balance at December 31, 2001 related to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $93 million at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company had no outstanding debt at December 31, 2002 or 2001. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2002 or 2001. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                 GROSS UNREALIZED
                                                              -----------------------
                                                AMORTIZED
                                                  COST          GAINS       LOSSES      FAIR VALUE
                                                ----------   ----------   ----------    ----------
(IN MILLIONS)
AT DECEMBER 31, 2002
U.S. government and agencies                    $    2,323   $      740   $        -    $    3,063
Municipal                                            1,224           68           (3)        1,289
Corporate                                           24,618        1,859         (342)       26,135
Foreign government                                   1,090          269           (2)        1,357
Mortgage-backed securities                           9,912          474           (8)       10,378
Asset-backed securities                              2,447           63          (37)        2,473
Redeemable preferred stock                             109            2           (1)          110
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   41,723   $    3,475   $     (393)   $   44,805
                                                ==========   ==========   ==========    ==========

AT DECEMBER 31, 2001
U.S. government and agencies                    $    1,845   $      384   $       (2)   $    2,227
Municipal                                            1,162           40            -         1,202
Corporate                                           21,354          959         (239)       22,074
Foreign government                                     938          113            -         1,051
Mortgage-backed securities                           7,927          259          (22)        8,164
Asset-backed securities                              2,395           50          (35)        2,410
Redeemable preferred stock                              97            2           (1)           98
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   35,718   $    1,807   $     (299)   $   37,226
                                                ==========   ==========   ==========    ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                           AMORTIZED       FAIR
                                                                             COST          VALUE
                                                                           ----------   ----------
(IN MILLIONS)
Due in one year or less                                                    $    1,060   $    1,083
Due after one year through five years                                           8,020        8,391
Due after five years through ten years                                         11,849       12,572
Due after ten years                                                             8,435        9,908
                                                                           ----------   ----------
                                                                               29,364       31,954
Mortgage- and asset-backed securities                                          12,359       12,851
                                                                           ----------   ----------
   Total                                                                   $   41,723   $   44,805
                                                                           ==========   ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $    2,736    $    2,536   $    2,245
Mortgage loans                                                                  403           366          317
Equity securities                                                                17            23           19
Other                                                                           (63)           46           93
                                                                         ----------    ----------   ----------
  Investment income, before expense                                           3,093         2,971        2,674
  Investment expense                                                            110           132           85
                                                                         ----------    ----------   ----------
     Net investment income                                               $    2,983    $    2,839   $    2,589
                                                                         ==========    ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $15 million and $13 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

                                                                            2002          2001        2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $     (137)   $     (134)  $     (132)
Equity securities                                                                (9)            9          102
Other                                                                          (281)          (88)           4
                                                                         ----------    ----------   ----------
  Realized capital gains and losses                                            (427)         (213)         (26)
  Income taxes                                                                 (150)          (75)          (9)
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, after tax                        $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Investment write-downs                                                   $     (309)   $     (150)  $      (56)
Sales
  Fixed income and equity securities                                           (108)            2           28
  Futures contracts                                                               2            (3)           3
  Other                                                                           1             -            -
                                                                         ----------    ----------   ----------
     Total sales                                                               (105)           (1)           31
Valuation of derivative instruments                                             (23)          (64)          (1)
Realized capital gains and losses on other securities                            10             2            -
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, pre-tax                                (427)         (213)         (26)
       Income taxes                                                            (150)          (75)          (9)
                                                                         ----------    ----------   ----------
          Realized capital gains and losses, after-tax                   $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Excluding the effects of calls and prepayments, gross gains of $222 million, $223 million and $151 million and gross losses of $328 million, $238 million and $228 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                      GROSS UNREALIZED
                                                                   -----------------------
                                                       FAIR                                   UNREALIZED
                                                       VALUE         GAINS        LOSSES      NET GAINS
                                                     ----------    ----------   ----------    ----------
(IN MILLIONS)
Fixed income securities                              $   44,805    $    3,475   $     (393)   $    3,082
Equity securities                                           183             4          (12)           (8)
Derivative instruments                                        4             4           (2)            2
                                                     ----------    ----------   ----------    ----------
   Total                                             $   44,992    $    3,483   $     (407)        3,076
                                                     ==========    ==========   ==========
Deferred income taxes, deferred policy
acquisition costs and other                                                                       (2,024)
                                                                                              ----------
Unrealized net capital gains and losses                                                       $    1,052
                                                                                              ==========

     At December 31, 2001, equity securities had gross unrealized gains of $10 million and gross unrealized losses of $5 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                      2002          2001          2000
                                                                                   ----------    ----------    ----------
(IN MILLIONS)
Fixed income securities                                                            $    1,574    $      279    $    1,051
Equity securities                                                                         (13)          (43)         (161)
Derivative instruments                                                                     (6)            8             -
                                                                                   ----------    ----------    ----------
   Total                                                                                1,555           244           890
Deferred income taxes, deferred policy acquisition costs and other                     (1,139)         (168)         (539)
                                                                                   ----------    ----------    ----------
   Increase in unrealized net capital gains and losses                             $      416    $       76    $      351
                                                                                   ==========    ==========    ==========

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The components of impaired loans at December 31 are as follows:

                                                                                                    2002          2001
                                                                                                 ----------    ----------
(IN MILLIONS)
Impaired loans
   With valuation allowances                                                                     $        -    $       21
   Less: valuation allowance                                                                              -            (5)
   Without valuation allowances                                                                          11             5
                                                                                                 ----------    ----------
      Net carrying value of impaired loans                                                       $       11    $       21
                                                                                                 ==========    ==========

     The net carrying value of impaired loans at December 31, 2002 and 2001 was comprised of loans in the process of foreclosure and delinquent loans of $11 million and $12 million, respectively, measured at the fair value of the collateral, and restructured loans of $0 million and $9 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest income is recognized on a cash basis for impaired loans, beginning at the time of impairment. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $1 million on impaired loans during each of 2002, 2001 and 2000, all of which was received in cash. The average balance of impaired loans was $16 million, $27 million and $33 million during 2002, 2001 and 2000, respectively.

     Valuation allowances for mortgage loans at December 31, 2002, 2001 and 2000, were $0 million, $5 million and $5 million, respectively. Direct writedowns of the gross carrying amounts of mortgage loans were $5 million, $0 million and $0 million for the years ended December 31, 2002, 2001 and 2000, respectively. For the years ended December 31, 2002, 2001 and 2000, net reductions to mortgage loan valuation allowances were $5 million, $300 thousand and $2 million, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. Except for the following states, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                      2002          2001
                                                                 ----------    ----------
California                                                             27.2%         23.4%
Texas                                                                  13.0           5.4
New York                                                                9.4           9.6
Pennsylvania                                                            7.2           7.3
Ohio                                                                    5.6           5.5

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                 2002          2001
                                                                 ----------    ----------
California                                                             14.7%         16.9%
Illinois                                                                7.8           7.6
Texas                                                                   7.3           7.0
Florida                                                                 6.7           7.0
New Jersey                                                              6.5           6.4
Pennsylvania                                                            6.0           5.3
New York                                                                5.6           5.3

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

                                                                     2002         2001
                                                                 ----------    ----------
(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
Office buildings                                                       33.6%         34.3%
Warehouse                                                              20.8          20.3
Retail                                                                 19.5          20.0
Apartment complex                                                      19.0          18.4
Industrial                                                              1.8           1.9
Other                                                                   5.3           5.1
                                                                 ----------    ----------
                                                                      100.0%        100.0%
                                                                 ==========    ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, for loans that were not in foreclosure are as follows:

                                         NUMBER OF     CARRYING
                                           LOANS        VALUE       PERCENT
                                         ---------     --------     -------
($ IN MILLIONS)
2003                                            67     $    272         4.6%
2004                                            49          294         5.0
2005                                            95          599        10.2
2006                                           120          734        12.5
2007                                           131          784        13.3
Thereafter                                     610        3,200        54.4
                                         ---------     --------     -------
  Total                                      1,072     $  5,883       100.0%
                                         =========     ========     =======

     In 2002, $286 million of commercial mortgage loans were contractually due. Of these, 58.9% were paid as due, 36.8% were refinanced at prevailing market terms, 4.3% were foreclosed or are in the process of foreclosure and none are in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.66 billion and $2.76 billion at December 31, 2002 and 2001, respectively. The Company defines its below investment grade assets as those securities with a National Association of Insurance Commissioners ("NAIC") rating between 3 and 6, or a Moody's equivalent rating of "Ba" or lower, or a comparable company internal rating.

     At December 31, 2002, the carrying value of investments, excluding equity securities, that were non-income producing during 2002 was $5 million.

     At December 31, 2002, fixed income securities with a carrying value of $80 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, which mostly include large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $1.04 billion and $964 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $6 million and $2 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and Reinsurance recoverables, net) and liabilities (including Reserve for life-contingent contract benefits, Contractholder Funds pertaining to interest-sensitive life contracts and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                           2002                       2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING       FAIR
                                                   VALUE         VALUE        VALUE         VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Fixed income securities                           $  44,805     $ 44,805     $ 37,226     $ 37,226
Mortgage loans                                        5,883        6,398        5,450        5,588
Equity securities                                       183          183          201          201
Short-term investments                                  839          839          672          672
Policy loans                                            692          692          673          673
Separate Accounts                                    11,125       11,125       13,587       13,587

     Fair values of publicly traded fixed income securities are based upon independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Equity securities are valued based principally on independent market quotations. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                            2002                     2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING      FAIR
                                                   VALUE          VALUE       VALUE        VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Contractholder funds on investment contracts      $  32,355     $ 32,601     $ 26,615     $ 26,572
Security repurchase agreements                        1,236        1,236        1,472        1,472
Separate Accounts                                    11,125       11,125       13,587       13,587

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. GICs, FAs, and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT       FAIR          VALUE            VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   ----------   ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    9,091   $      (42)  $     (307)   $      (42)      $     (265)
Financial futures contracts                                      384            -            -             -                -
Interest rate cap and floor agreements                         1,581            9           44             9               35
                                                          ----------   ----------   ----------    ----------       ----------
     Total interest rate contracts                            11,056          (33)        (263)          (33)            (230)
                                                          ----------   ----------   ----------    ----------       ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,099           10            5            10               (5)
                                                          ----------   ----------   ----------    ----------       ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,762          259          285           259               26
Foreign currency futures                                          11            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
     Total foreign currency contracts                          1,773          259          285           259               26
                                                          ----------   ----------   ----------    ----------       ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    480          122          122           122                -
Equity-indexed options in life and annuity
   product contracts                                              65            -           32             -               32
Forward starting options in annuity product
   contracts                                                   1,363            -           (3)            -               (3)
Put options in variable product contracts                         48            -            -             -                -
Credit default swaps agreements                                   25            -           (2)           (2)               -
                                                          ----------   ----------   ----------    ----------       ----------
     Total embedded derivative financial
        instruments                                            1,981          122          149           120               29
                                                          ----------   ----------   ----------    ----------       ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          6            -            -             -                -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    32            -           29            29                -
Forward contracts for TBA mortgage securities                      -            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
   Total other derivative financial instruments                   38            -           29            29                -
                                                          ----------   ----------   ----------    ----------       ----------
Total derivative financial instruments                    $   15,947   $      358   $      205    $      385       $     (180)
                                                          ==========   ==========   ==========    ==========       ==========

-----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2001 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT        FAIR          VALUE           VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   -----------  ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    5,887   $       15   $     (100)   $       15    $     (115)
Financial futures contracts                                      338            1            1             1             -
Interest rate cap and floor agreements                         1,536            -            1             -             1
                                                          ----------   ----------   ----------    ----------    ----------
     Total interest rate contracts                             7,761           16          (98)           16          (114)
                                                          ----------   ----------   ----------    ----------    ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,107           16           12            16            (4)
                                                          ----------   ----------   ----------    ----------    ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,544           26           28            26             2
                                                          ----------   ----------   ----------    ----------    ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    588          173          173           173             -
Equity-indexed options in life and annuity
   product contracts                                              71            -          (44)            -           (44)
Forward starting options in annuity product
   contracts                                                   1,389            -           (5)            -            (5)
Put options in variable product contracts                         73            -            -             -             -
Credit default swaps agreements                                    -            -            -             -             -
                                                          ----------   ----------   ----------    ----------    ----------
     Total embedded derivative financial instruments           2,121          173          124           173           (49)
                                                          ----------   ----------   ----------    ----------    ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          5            -            -             -             -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    41            -           12            12             -
Forward contracts for TBA mortgage securities                    470            7            7             7             -
                                                          ----------   ----------   ----------    ----------    ----------
   Total other derivative financial instruments                  516            7           19            19             -
                                                          ----------   ----------   ----------    ----------    ----------
Total derivative financial instruments                    $   13,049   $      238   $       85    $      250    $     (165)
                                                          ==========   ==========   ==========    ==========    ==========

----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting or collateral agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions including interest rate swap, interest rate cap, and interest rate floor agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with these transactions.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap and interest rate floor agreements.

($ IN MILLIONS)

                                      2002                                                         2001
              --------------------------------------------------------    -------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                   EXPOSURE,
               COUNTER-     NOTIONAL       CREDIT           NET OF         COUNTER-     NOTIONAL      CREDIT           NET OF
RATING(1)      PARTIES       AMOUNT      EXPOSURE(2)     COLLATERAL(2)     PARTIES       AMOUNT     EXPOSURE(2)     COLLATERAL(2)
----------    ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
  AAA                 2     $  1,530     $         -     $           -            2     $  1,114    $         -     $           -
  AA+                 -            -               -                 -            1          746              -                 -
  AA                  2        1,399              91                24            5        2,119              -                 -
  AA-                 5        3,209               -                 -            6        3,787             34                20
  A+                  6        5,581             135                10            3        1,035              7                 7
   A                  1          716               -                 -            1          166              -                 -
              ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
Total                16     $ 12,435     $       226     $          34           18     $  8,967    $        41     $          27
              =========     ========     ===========     =============    =========     ========    ===========     =============

(1)    RATING IS THE LOWER OF STANDARD & POOR'S OR MOODY'S RATINGS.

(2) FOR EACH COUNTERPARTY, ONLY OVER-THE-COUNTER DERIVATIVES WITH A NET POSITIVE MARKET VALUE ARE INCLUDED.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, changes in fair value of the Company's derivative financial instruments used for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $259 thousand and pretax net gains of $4 million from Accumulated other comprehensive income to Net income during 2002 and 2001, respectively. These amounts related to cash flow hedges. During 2003, the Company expects to release an estimated $756 thousand of pretax net losses from Accumulated other comprehensive income to Net income. For the periods ending December 31, 2002 and 2001, the Company did not terminate any hedge of a forecasted transaction because it was no longer probable that the forecasted transaction would occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the derivative instruments used by the Company. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments including the classification of fair value changes and periodic accruals and settlements, if any, in the Company's consolidated financial statements as of and for the periods ending December 31, 2002 and 2001. Amounts reported are on a pre-tax basis.

                           DESCRIPTION AND
     INSTRUMENT        RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                   2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ASSET /    INCOME /   ASSET /    INCOME /
                                                                                       (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST RATE     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS   Agreements to periodically
                     exchange the difference       -    Fair values are reported as
                     between two designated sets        follows:
                     of cash flows (fixed to            -   Other investments.          $   (42)             $    15
                     variable rate, variable to         -   Other liabilities and
                     fixed rate, or variable to             accrued expenses.              (265)                (115)
                     variable rate) based upon     -    When hedge accounting is
                     designated market rates or         applied, the carrying values
                     rate indices and a notional        of the hedged items are
                     amount.                            adjusted for changes in the
                                                        fair value of the hedged
                     Master netting agreements          risk.  The fair value of
                     are used to minimize credit        hedged risks are reported as
                     risk. In addition, when            follows:
                     applicable, parties are            -  Fixed income securities.         409                  123
                     required to post                   -  Mortgage loans.                   62                   10
                     collateral. As of December         -  Contractholder funds.           (141)                 (47)
                     31, 2002, the Company
                     pledged to counterparties     STATEMENT OF OPERATIONS
                     $12 million of securities     -    For hedge accounting, changes
                     as collateral, while               in fair value of the
                     holding $18 million of cash        instruments are matched
                     posted by counterparties as        together with changes in fair
                     collateral, for                    value of the hedged risks and
                     over-the-counter                   are reported as follows:
                     instruments.                           -   Net investment income.             $ (390)               $ (93)
                                                            -   Life and annuity
                     RISK MANAGEMENT STRATEGY                   contract benefits                      94                   47
                                                        -    Periodic accruals and
                     Primarily used to change                settlements are reported
                     the interest rate                       as follows:
                     characteristics of existing            -   Net investment income.               (178)                 (61)
                     assets or liabilities to               -   Life and annuity
                     facilitate asset-liability                 contract benefits                      50                   17
                     management.                   -    Hedge ineffectiveness is
                                                        reported as Realized capital
                                                        gains and losses.                             (15)                   6
                                                   -    When hedge accounting is not
                                                        applied, changes in fair
                                                        values of the instruments are
                                                        classified consistent with
                                                        the risk being hedged:
                                                        -    Periodic accruals
                                                             and settlements are
                                                             reported as Net
                                                             investment income.                        33                    7
                                                        -    Changes in fair value are
                                                             reported in Realized
                                                             capital gains and losses                  50                   (4)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  Futures contracts are         Fair values are reported as
                      commitments to purchase or    follows:
                      sell designated financial          -  Other investments.           $     -              $     1
                      instruments at a future            -  Other liabilities and
                      date for a specified price            accrued expenses.                  -                    -
                      or yield. These contracts
                      are traded on organized       STATEMENT OF OPERATIONS
                      exchanges and cash settle     Changes in fair value of the
                      on a daily basis.  The        instruments, some of which are
                      exchange requires margin      recognized through daily cash
                      deposits as well as daily     settlements, are classified
                      cash settlements of           consistent with the risks being
                      margin. As of December 31,    hedged and are reported as
                      2002, the Company pledged     follows:
                      margin deposits in the             -  Realized capital gains
                      form of marketable                    and losses.                             $    2                $  (3)
                      securities totaling $3             -  Life and annuity contract
                      million.                              benefits.                                   (1)                   -

                      RISK MANAGEMENT STRATEGIES

                      Generally used to manage
                      interest rate risk related to
                      certain annuity contracts.
                      Financial futures are also
                      used to reduce interest rate
                      risk related to forecasted
                      purchases and sales of
                      marketable investment
                      securities.

   INTEREST RATE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CAP AND FLOOR      In exchange for a premium,    Fair values are reported as
   AGREEMENTS         these contracts provide       follows:
                      the holder with the right          -   Other investments.          $     9              $     -
                      to receive at a future             -   Other liabilities and
                      date, the amount, if any,              accrued expenses.                35                    1
                      by which a specified
                      market interest rate          STATEMENT OF OPERATIONS
                      exceeds the fixed cap rate    Changes in fair value of the
                      or falls below the fixed      instruments are classified
                      floor rate, applied to a      consistent with the risks being
                      notional amount.              hedged.
                                                         -   Periodic accruals and
                      RISK MANAGEMENT STRATEGIES             settlements are reported
                      Used to reduce exposure to             as follows:
                      rising or falling interest            -   Net investment income.              $    -                $   -
                      rates relative to certain             -   Life and annuity
                      existing assets and                       contract benefits                        -                    -
                      liabilities in conjunction         -   Changes in fair values
                      with asset-liability                   are reported in Realized
                      management.                            capital gains and losses.                  (5)                  (1)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND INDEX
CONTRACTS:
   OPTIONS,           DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FINANCIAL          These indexed instruments     Fair values are reported as
   FUTURES, AND       provide returns at            follows:
   WARRANTS           specified or optional              -  Equity securities.           $     8              $    15
                      dates based upon a                 -  Other investments.                 2              $     1
                      specified index applied            -   Other liabilities and
                      to the instrument's                    accrued expenses.                (5)                  (5)
                      notional amount. Index
                      futures are traded on         STATEMENT OF OPERATIONS
                      organized exchanges and       Changes in fair values of the
                      cash settle on a daily        instruments, some of which are
                      basis.  The exchange          recognized through daily cash
                      requires margin deposits      settlements, are classified with
                      as well as daily cash         the risk being hedged and are
                      settlements of margin.        reported as follows:
                      The Company pledged $43            -  Life and annuity
                      million of securities in              contract benefits.                      $  (66)               $ (56)
                      the form of margin                 -  Realized capital gains
                      deposits as of December               and losses.                                  1                    -
                      31, 2002. Stock warrants
                      provide the right to
                      purchase common stock at
                      predetermined prices.

                      RISK MANAGEMENT STRATEGIES
                      Indexed instruments are
                      primarily utilized to reduce
                      the market risk associated
                      with certain annuity
                      contracts. Stock warrants are
                      generally received in
                      connection with the purchase
                      of debt or preferred stock
                      investments.

FOREIGN CURRENCY
CONTRACTS:

   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS    These contracts involve       -  Fair values are reported as
                      the periodic exchange of         follows:
                      consideration based on             -  Other investments.           $   259              $    26
                      relative changes in two            -   Other liabilities and
                      designated currencies                  accrued expenses.                26                    2
                      and, if applicable,                -  Fixed income securities.           -                   (6)
                      differences between fixed     -    Since hedge accounting is
                      rate and variable cash             applied, carrying value of
                      flows or two different             the hedged item,
                      variable cash flows, all           Contractholder funds, is
                      based on a pre-determined          adjusted for changes in the
                      notional amount.  As of            fair value of the hedged
                      December 31, 2002,                 risk.                              (285)                 (22)
                      counterparties pledged
                      $176 million in cash to       STATEMENT OF OPERATIONS
                      the Company under             -    Changes in fair value of
                      existing agreements for            the instruments are matched
                      over-the-counter foreign           together with the changes
                      currency swap agreements.          in fair values of the
                                                         hedged risks and reported
                      RISK MANAGEMENT STRATEGIES         in Life and annuity
                      These agreements are               contract benefits.                         $ (263)               $ (22)
                      entered into primarily to     -    Periodic accruals and
                      manage the foreign                 settlements are reported in
                      currency risk associated           Life and annuity contract
                      with issuing foreign               benefits                                      (30)                 (43)
                      currency denominated          -    Hedge ineffectiveness would
                      funding agreements. In             be reported in Realized
                      addition to hedging                gains and losses.                               -                    -
                      foreign currency risk,
                      they may also change the
                      interest rate
                      characteristics of the
                      funding agreements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  The contracts are traded      Fair values are reported as
                      on domestic and foreign       follows:
                      organized exchanges           -  Other investments.                $     -              $     -
                      covering various              -  Other liabilities and accrued
                      currencies and cash              expenses.                               -                    -
                      settle on a daily basis.
                      The exchange requires         STATEMENT OF OPERATIONS
                      margin deposits as well       Changes in fair value of the
                      as daily cash settlements     instruments are reported
                      of margin. These contracts    consistent with the risks being
                      represent standard agreements hedged in Life and annuity
                      to buy or sell a foreign      contracts benefits.                             $    1                $   -
                      currency at a specified rate
                      at a specified future date.
                      As of December 31, 2002, the
                      Company had pledged margin
                      deposits in the form of
                      marketable securities
                      totaling $1 million.

                      RISK MANAGEMENT STRATEGIES
                      These contracts are used to
                      hedge the currency risk
                      associated with certain
                      funding agreements and
                      variable contract features.

EMBEDDED
DERIVATIVE
FINANCIAL
INSTRUMENTS:

  CONVERSION          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN FIXED    These securities have         Fair value is reported together
  INCOME SECURITIES   embedded options, which       with the host contracts in Fixed
                      provide the Company with      income securities.                   $   122              $   173
                      the right to convert the
                      instrument into a             STATEMENT OF OPERATIONS
                      predetermined number of       Changes in fair value are
                      shares of common stock.       reported in Realized capital
                      Securities owned and          gains and losses.                               $  (55)               $ (70)
                      subject to bifurcation
                      include convertible bonds
                      and convertible
                      redeemable preferred
                      stocks.

  EQUITY INDEXED      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN LIFE     These contracts provide       Fair value is reported together
  AND ANNUITY         the owner with returns        with the host contracts in
  PRODUCT CONTRACTS   based upon a designated       Contractholder funds.                $    32              $   (44)
                      participation percentage
                      in positive changes in the    STATEMENT OF OPERATIONS
                      S&P 500 index, subject to     Changes in fair value are
                      specified limits. Contracts   reported in Life and annuity
                      include options providing     contract benefits.                              $   76                $ (44)
                      equity-indexed returns.

  FORWARD STARTING    DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN          These contracts provide       Fair value is reported together
  ANNUITY PRODUCT     the owner with returns        with the host contracts in
  CONTRACTS           based upon a designated       Contractholder funds.                $    (3)             $    (5)
                      participation percentage
                      in positive changes in        STATEMENT OF OPERATIONS
                      the S&P 500 index,            Changes in fair value are
                      subject to specified          reported in Realized capital
                      limits.                       gains and losses.                               $    2                $  (5)

                      Contracts include options to
                      renew the contract, which
                      provides guaranteed minimum
                      levels of participation in
                      equity-indexed returns.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
  PUT OPTIONS IN      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  VARIABLE PRODUCT    Amounts deposited during      Fair value is reported together
  CONTRACTS           a free-look period are        with the host contracts in
                      required to be refunded,      Contractholder funds; amounts
                      if demanded by the            are insignificant.                   $     -              $     -
                      contractholder,
                      regardless of the             STATEMENT OF OPERATIONS
                      performance of the funds      Changes in fair value are
                      during the period.            reported in Realized capital
                                                    gains and losses; amounts are
                      Due to certain states'        insignificant.                                  $    -                $   -
                      regulatory requirements,
                      certain variable product
                      contract liabilities
                      contain these embedded
                      derivatives.

CREDIT DEFAULT SWAP   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
AGREEMENTS            These agreements provide      Fair value is reported together
                      for the receipt of fees       with the host contracts in Fixed
                      as compensation to accept     income securities.                   $    (2)             $     -
                      the credit risk of a
                      specified entity.  In the     STATEMENT OF OPERATIONS
                      event a specified credit      -    The premiums received are
                      event occurs the Company           reported in Net investment
                      would no longer receive            income; amounts are
                      fees and would be                  insignificant.                             $    -                $   -
                      obligated to make a           -    Changes in fair value are
                      payment to the                     reported in Realized
                      counterparty.                      capital gains and losses.                      (2)                   -
                                                    -    Losses from credit events
                      RISK MANAGEMENT STRATEGY           would also be reported in
                      Certain structured                 Realized capital gains and
                      securities include                 losses.                                         -                    -
                      embedded credit default
                      swaps that are subject to
                      bifurcation. Credit
                      default swap agreements
                      are used to gain exposure
                      to desirable credit risks.

OTHER DERIVATIVE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
FINANCIAL             Products sold primarily       Fair value would be reported in
INSTRUMENTS:          to pension trusts to          Contractholder funds.                $     -              $     -
   SYNTHETIC          support elements of their
   GUARANTEED         defined contribution          STATEMENT OF OPERATIONS
   INVESTMENT         plans.  Fees are received     -    Periodic accruals and
   PRODUCT CONTRACTS  in exchange for                    settlements would be
                      guarantees provided for            reported in Life and
                      reimbursement of certain           annuity contract benefits.                 $    -                $   -
                      market value losses on        -    Changes in fair value of
                      the plan's asset                   the options would be
                      portfolio in the event             reported in Realized
                      the plan experiences               capital gains and losses.                       -                    -
                      heavy withdrawal activity.

                      These off balance sheet
                      liability contracts are
                      economically similar to put
                      options written by the
                      Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   REINSURANCE OF     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   GUARANTEED         Reinsurance agreements        -    Fair value is reported in
   MINIMUM INCOME     for a product feature in           Other assets.                   $    29              $    12
   ANNUITIZATION      variable product              -    Since hedge accounting is
   OPTIONS IN         contracts are deemed to            applied, the carrying value
   VARIABLE PRODUCT   be derivative instruments.         of the hedged item,
   CONTRACTS                                             Contractholder funds, is
                      RISK MANAGEMENT STRATEGY           adjusted for changes in the
                      These agreements are used          fair value of the hedged
                      to transfer to the                 risk.                               (29)                 (12)
                      reinsurer a portion of
                      the investment risk of        STATEMENT OF OPERATIONS
                      guaranteed minimum income     For hedge accounting changes in
                      annuitization options         fair value of the instrument are
                      offered in certain            matched together with changes in
                      variable contracts.           fair value of the hedged risk
                                                    and reported in Life and annuity
                                                    contract benefits.                              $   17                $  12

   FORWARD            DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CONTRACTS FOR      These agreements represent    Fair value is reported in Fixed
   TBA MORTGAGE       forward contracts to income   securities.                          $     -              $     7
   SECURITIES         purchase highly liquid TBA
                      mortgage-backed securities.   STATEMENT OF OPERATIONS
                      Certain of these contracts    Changes in fair value are
                      are viewed as derivatives.    reported in Realized capital
                                                    gains and losses.                               $   (1)               $   4
                      RISK MANAGEMENT STRATEGY
                      These forward contracts are
                      used to reduce interest rate
                      and price risk related to
                      forecasted purchases of TBA
                      mortgage securities.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31, are as follows:

                                                                    2002                            2001
                                                          --------------------------     --------------------------
                                                          CONTRACTUAL        FAIR        CONTRACTUAL        FAIR
                                                            AMOUNT           VALUE         AMOUNT           VALUE
                                                          -----------     ----------     -----------     ----------
(IN MILLIONS)
Commitments to invest                                     $        51     $        -     $        49     $        -
Commitments to purchase private placement securities               69              -             119              -
Commitments to extend mortgage loans                               62              1              32              -
Credit guarantees                                                  29             (1)             49             (2)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $28 million at December 31, 2002. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.   DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
BALANCE, BEGINNING OF YEAR                                $     2,997     $    2,926     $     2,675
Acquisition costs deferred                                        666            637             797
Amortization charged to income                                   (418)          (365)           (418)
Effect of unrealized gains and losses                            (330)          (201)           (128)
                                                          -----------     ----------     -----------

BALANCE, END OF YEAR                                      $     2,915     $    2,997     $     2,926
                                                          ===========     ==========     ===========

9.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Immediate annuities:
  Structured settlement annuities                                         $    5,725     $     5,024
  Other immediate annuities                                                    2,096           1,870
Traditional Life                                                               1,693           1,567
Other                                                                            233             171
                                                                          ----------     -----------

Total Reserve for life-contingent contract benefits                       $    9,747     $     8,632
                                                                          ==========     ===========

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

                                                                          INTEREST                ESTIMATION
             PRODUCT                     MORTALITY/MORBIDITY                RATE                    METHOD
----------------------------------  ------------------------------  ---------------------  -------------------------
Structured settlement annuities     U.S. population with            Interest rate          Present value of
                                    projected calendar year         assumptions range      contractually specified
                                    improvements; age setbacks      from 5.5% to 11.7%     future benefits
                                    for impaired lives grading
                                    to standard

Other immediate annuities           1983 group annuity mortality    Interest rate          Present value of
                                    table                           assumptions range      expected future
                                                                    from 2.0% to 11.5%     benefits based on
                                                                                           historical experience

Traditional life                    Actual company experience       Interest rate          Net level premium
                                    plus loading                    assumptions range      reserve method using
                                                                    from 4.0% to 11.3%     the Company's
                                                                                           withdrawal experience
                                                                                           rates

Other                               Actual company experience                              Unearned premium;
                                    plus loading                                           additional contract
                                                                                           reserves as for
                                                                                           traditional life

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for structured settlement annuities and for certain immediate annuities with life contingencies. A liability of $797 million and $212 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction, net of taxes, of the unrealized net capital gains included in Accumulated other comprehensive income.

     At December 31, Contractholder funds consists of the following:

                                                                             2002            2001
                                                                          ----------     -----------
(IN MILLIONS)
Interest-sensitive life                                                   $    6,037     $     5,734
Investment contracts:
   Immediate annuities                                                         2,550           2,293
   Fixed annuities                                                            21,232          16,688
   Guaranteed investment contracts                                             1,903           2,279
   Funding agreements (non-putable)                                            5,199           3,557
   Funding agreements (putable/callable)                                       1,937           1,750
                                                                          ----------     -----------

     Total Contractholder funds                                           $   38,858     $    32,301
                                                                          ==========     ===========

     The following table highlights the key contract provisions that determine Contractholder funds:

                                                INTEREST
             PRODUCT                              RATE                          WITHDRAWAL/SURRENDER CHARGES
----------------------------------  ---------------------------------- -----------------------------------------------
Interest-sensitive life             Interest rates credited range      Either a percentage of account balance or
                                    from 2.0% to 7.8%                  dollar amount grading off generally over 20
                                                                       years

Immediate and fixed annuities       Interest rates credited range      Either a declining or a level percentage
                                    from 2.2% to 10.2% for immediate   charge generally over nine years or less.
                                    annuities and 0% to 10.7% for      Additionally, approximately 29.5% of fixed
                                    fixed annuities (which include     annuities are subject to a market value
                                    equity-indexed annuities whose     adjustment.
                                    returns are indexed to the S&P
                                    500)

Guaranteed investment contracts     Interest rates credited range      Generally not subject to discretionary
                                    from 2.95% to 8.5%                 withdrawal

Funding agreements                  Interest rates credited range      Not Applicable
 (non-putable)                      from 1.51% to 7.21% (excluding
                                    currency-swapped medium-term
                                    notes)

Funding agreements                  Interest rates credited range      Not Applicable
 (putable/callable)                 from 1.4% to 8.5%

     Contractholder funds include FAs sold to SPEs issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated Statements of Financial Position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using accounting treatment similar to that of its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated Statements of Financial Position due to the existence of a sufficient equity ownership interest by an unrelated third party in this entity. The Company classifies the FAs issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Balance, beginning of year                                                $   32,301     $    27,676
   Deposits                                                                    8,917           7,860
   Surrenders and withdrawals                                                 (3,149)         (3,211)
   Death benefits                                                               (429)           (415)
   Interest credited to contractholder funds                                   1,691           1,670
   Transfers (to) from Separate Accounts                                        (458)         (1,014)
   Other adjustments                                                             (15)           (265)
                                                                          ----------     -----------
Balance, end of year                                                      $   38,858     $    32,301
                                                                          ==========     ===========

10.  REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $18 million, $29 million and $29 million in premiums from AIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $76 million, $64 million and $38 million in premiums from SLIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $37 million and $32 million as of December 31, 2002 and 2001, respectively. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

contracts, which has an aggregate account value of $478 million and $795 million as of December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, the Company earned contract charges and fees assessed to contractholder fund balances of $5 million, $8 million, and $17 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in November 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2002, $156.51 billion of life insurance in force was ceded to other companies.

     The Company has a modified coinsurance contract with Allstate Re, an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA ("PNC"). Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. Furthermore, Allstate Re then cedes this business to Alpine Indemnity Limited ("Alpine"), a subsidiary of PNC, via a modified coinsurance contract. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $     2,150     $    2,085     $     2,075
Assumed
   Affiliate                                                       43             41              39
   Non-affiliate                                                   76             64              55
Ceded--non-affiliate                                             (393)          (323)           (302)
                                                          -----------     ----------     -----------
   Premiums and contract charges, net of reinsurance      $     1,876     $    1,867     $     1,867
                                                          ===========     ==========     ===========

     The effects of reinsurance on Life and annuity contract benefits for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
LIFE AND ANNUITY CONTRACT BENEFITS
Direct                                                    $     1,881     $    1,693     $     1,633
Assumed
   Affiliate                                                       11             36              29
   Non-affiliate                                                   38             33              20
Ceded--non-affiliate                                             (387)          (277)           (243)
                                                          -----------     ----------     -----------

Life and annuity contract benefits, net of
reinsurance                                               $     1,543     $    1,485     $     1,439
                                                          ===========     ==========     ===========

     Reinsurance recoverables in the Company's Consolidated Statements of Financial Position were $1.06 billion and $950 million, at December 31, 2002 and 2001, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2002 and 2001, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $3 million and $1 million in 2002, 2001 and 2000, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2002 are as follows:

                                                                    (IN MILLIONS)
     2003                                                           $          1
     2004                                                                      1
     2005                                                                      -
     2006                                                                      -
     2007                                                                      -
     Thereafter                                                                -
                                                                    ------------
                                                                    $          2
                                                                    ============

GUARANTEES

     The Company owns certain fixed income securities which contain credit default swaps or credit guarantees which provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum potential amount of future payments, assuming the value of the referenced credits become worthless, is $54 million at December 31, 2002. The credit default swaps and credit guarantees contained in these fixed income securities expire on various dates during the next four years.

     Lincoln Benefit Life ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2002, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires March 31, 2003 but may be extended at LBL's option.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions including indemnifications for breaches of representations and warranties, taxes and certain other liabilities such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations, and consistent with the expectation that the risk of loss is remote, the liability balance related to these obligations as of December 31, 2002 was not material.

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of certain legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002 a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation and Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
DEFERRED ASSETS
Life and annuity reserves                                                 $      602     $       533
Other assets                                                                     204             116
                                                                          ----------     -----------
   Total deferred assets                                                         806             649

DEFERRED LIABILITIES
Deferred policy acquisition costs                                               (945)           (846)
Unrealized net capital gains                                                    (569)           (343)
Other liabilities                                                                  -             (29)
                                                                          ----------     -----------
   Total deferred liabilities                                                 (1,514)         (1,218)
                                                                          ----------     -----------
     Net deferred liability                                               $     (708)    $      (569)
                                                                          ==========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
Current                                                   $       142     $      156     $       116
Deferred                                                          (85)            23             125
                                                          -----------     ----------     -----------
   Total income tax expense                               $        57     $      179     $       241
                                                          ===========     ==========     ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company paid income taxes of $116 million, $116 million and $168 million in 2002, 2001 and 2000, respectively. The Company had a current income tax liability of $50 million and $21 million at December 31, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
Statutory federal income tax rate                                35.0%          35.0%           35.0%
Adjustment to prior year tax liabilities                        (12.5)             -               -
Dividends received deduction                                     (4.0)          (2.4)           (1.9)
Other                                                             0.5           (0.2)            0.8
                                                          -----------     ----------     -----------

   Effective income tax rate                                     19.0%          32.4%           33.9%
                                                          ===========     ==========     ===========

     An adjustment for prior year tax liabilities in the amount of $38 million primarily resulted from Internal Revenue Service developments and examination of tax returns.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13.  PREFERRED STOCK

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $3 million, $5 million and $5 million were paid during 2002, 2001, and 2000, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2002.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually during 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                  NET INCOME                     SHAREHOLDER'S EQUITY
                                                    -------------------------------------        ----------------------
                                                      2002           2001           2000           2002           2001
                                                    -------        -------        -------        -------        -------
(IN MILLIONS)
Balance per GAAP                                    $   245        $   368        $   470        $ 6,362        $ 5,397
Undistributed net income of certain
   subsidiaries                                          18              7              2              -              -
Unrealized gain/loss on fixed income
   securities                                             -              -              -         (3,082)        (1,508)
Deferred policy acquisition costs                      (248)          (291)          (368)        (2,915)        (2,997)
Deferred income taxes                                     7             18             30          1,325          1,055
Employee benefits                                         6              8             (1)           (18)           (17)
Reserves and non-admitted assets                         46            112            205          1,255            743
Separate Accounts                                         -              -              -            396            141
Other                                                    42              5             13            (91)           (79)
                                                    -------        -------        -------        -------        -------
Balance per statutory accounting practices          $   116        $   227        $   351        $ 3,232        $ 2,735
                                                    =======        =======        =======        =======        =======

     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York. The State of New York adopted Statement of Statutory Accounting Principle No. 10, "Income Taxes", effective December 31, 2002, resulting in an increase to statutory surplus of $11 million.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2002, ALIC paid dividends of $48 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2001 formula amounts. Based on 2002 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2003 is $288 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2002, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees and employee-agents. AIC uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in Net income for the pension plans in 2002 was $11 million, while the allocated benefit to the Company included in Net income in 2001 and 2000 was $1 million for both periods.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plans participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in Net income was $6 million, $5 million and $3 million for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLANS

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $15 million, $5 million, and $4 million in 2002, 2001 and 2000, respectively.

16.  BUSINESS SEGMENTS

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

RETAIL

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

STRUCTURED FINANCIAL PRODUCTS

     The Structured Financial Products segment offers a variety of spread-based products to institutional investors. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon premiums and deposits and Net Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
REVENUES
RETAIL
Premiums and contract charges                             $     1,436     $    1,510     $     1,449
Net investment income                                           1,844          1,705           1,556
Realized capital gains and losses                                (214)          (140)            (20)
                                                          -----------     ----------     -----------
   Total Retail                                                 3,066          3,075           2,985
                                                          -----------     ----------     -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                     440            357             418
Net investment income                                           1,139          1,134           1,033
Realized capital gains and losses                                (213)           (73)             (6)
                                                          -----------     ----------     -----------
   Total Structured Financial Products                          1,366          1,418           1,445
                                                          -----------     ----------     -----------
      Consolidated Revenues                               $     4,432     $    4,493     $     4,430
                                                          ===========     ==========     ===========

     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

                                                                             2002            2001          2000
                                                                          ----------     -----------    -----------
(IN MILLIONS)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
  EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
RETAIL
Premiums and contract charges                                             $    1,436     $     1,510    $     1,449
Net investment income                                                          1,844           1,705          1,556
Realized capital gains and losses                                               (214)           (140)           (20)
Life and annuity contract benefits                                               648             706            606
Interest credited to contractholder funds                                      1,250           1,165          1,075
Amortization of deferred policy acquisition costs                                414             360            414
Operating costs and expenses                                                     417             371            299
Loss on disposition of operations                                                 (3)             (4)             -
                                                                          ----------     -----------    -----------
   Retail income from operations before income tax expense and
     cumulative effect of change in accounting principle                         334             469            591
                                                                          ----------     -----------    -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                                    440             357            418
Net investment income                                                          1,139           1,134          1,033
Realized capital gains and losses                                               (213)            (73)            (6)
Life and annuity contract benefits                                               895             779            833
Interest credited to contractholder funds                                        441             505            444
Amortization of deferred policy acquisition costs                                  4               5              4
Operating costs and expenses                                                      58              45             44
                                                                          ----------     -----------    -----------
   Structured Financial Products income from operations before income
     tax expense and cumulative effect of change in accounting principle         (32)             84            120
                                                                          ----------     -----------    -----------
        Consolidated income from operations before income tax expense
          and cumulative effect of change in accounting principle         $      302     $       553    $       711
                                                                          ==========     ===========    ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
Retail                                                    $       414     $      360     $       414
Structured Financial Products                                       4              5               4
                                                          -----------     ----------     -----------
   Consolidated                                                   418            365             418
                                                          -----------     ----------     -----------
INCOME TAX EXPENSE (BENEFIT)
Retail                                                             72            151             200
Structured Financial Products                                     (15)            28              41
                                                          -----------     ----------     -----------
   Consolidated                                           $        57     $      179     $       241
                                                          ===========     ==========     ===========

     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

                                                             2002            2001
                                                          -----------     ----------
(IN MILLIONS)
ASSETS
Retail                                                    $    47,297     $   44,041
Structured Financial Products                                  21,549         18,581
                                                          -----------     ----------
   Consolidated                                           $    68,846     $   62,622
                                                          -----------     ----------
INVESTMENTS
Retail                                                    $    31,749     $   26,398
Structured Financial Products                                  20,921         17,899
                                                          -----------     ----------
   Consolidated                                           $    52,670     $   44,297
                                                          ===========     ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                            2002                             2001                            2000
                               ------------------------------   ------------------------------   ------------------------------

                               PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX
                               -------    -------   ---------   -------    -------   ---------   -------    -------   ---------
(IN MILLIONS)
UNREALIZED NET CAPITAL GAINS
   AND LOSSES AND NET LOSSES
   ON DERIVATIVE FINANCIAL
   INSTRUMENTS:
Unrealized holding gains
   (losses) arising during
   the period                  $   162    $   (57)   $   105    $  (115)   $    40    $   (75)   $   550    $  (192)   $   358
Less: reclassification
   adjustments                    (484)       169       (315)      (238)        83       (155)        10         (3)         7
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses                      646       (226)       420        123        (43)        80        540       (189)       351
Cumulative effect of change
   in accounting for
   derivative financial
   instruments                       -          -          -         (1)         -         (1)         -          -          -
Net losses on derivative
   financial instruments
   arising during the period        (6)         2         (4)        (1)         -         (1)         -          -          -
Less: reclassification
   adjustments for
   derivative financial
   instruments                       -          -          -          4         (2)         2          -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Net losses on derivative
   financial instruments            (6)         2         (4)        (6)         2         (4)         -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses and net losses
   on derivative financial
   instruments                     640       (224)       416        117        (41)        76        540       (189)       351
UNREALIZED FOREIGN CURRENCY
   TRANSLATION ADJUSTMENTS          (1)         -         (1)         3         (1)         2         (3)         1         (2)
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Other comprehensive income     $   639    $  (224)   $   415    $   120    $   (42)   $    78    $   537    $  (188)   $   349
                               =======    =======    =======    =======    =======    =======    =======    =======    =======

18.  QUARTERLY RESULTS (UNAUDITED)

                                  FIRST QUARTER        SECOND QUARTER         THIRD QUARTER        FOURTH QUARTER
                               ------------------    ------------------    ------------------    ------------------
                                2002        2001      2002       2001       2002        2001       2002      2001
                               -------    -------    -------    -------    -------    -------    -------    -------
(IN MILLIONS)
Revenues                       $ 1,069    $ 1,048    $ 1,193    $ 1,154    $ 1,002    $ 1,130    $ 1,168    $ 1,161
Income before cumulative
effect of change in
accounting principle,
after-tax                           87         73        107         90          4         89         47        122
Net income                          87         67        107         90          4         89         47        122

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I--SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002

                                                                                                                      CARRYING
                                                                                      COST         FAIR VALUE           VALUE
                                                                                   -----------     -----------       -----------
                                                                                                   (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Income Securities, Available for Sale:
   Bonds:
      United States government, government agencies and authorities.............        $2,323          $3,063            $3,063
      States, municipalities and political subdivisions.........................         1,224           1,289             1,289
      Foreign governments.......................................................         1,090           1,357             1,357
      Public utilities..........................................................         2,547           2,731             2,731
      Convertibles and bonds with warrants attached.............................           347             366               366
      All other corporate bonds.................................................        21,724          23,038            23,038
   Mortgage-backed securities...................................................         9,912          10,378            10,378
   Asset-backed securities......................................................         2,447           2,473             2,473
   Redeemable preferred stocks..................................................           109             110               110

                                                                                   -----------     -----------       -----------
      Total fixed income securities.............................................       $41,723         $44,805           $44,805
                                                                                   ===========     ===========       ===========

Equity Securities:
   Common Stocks:
      Public utilities..........................................................         $  87           $  87             $  87
      Banks, trusts and insurance companies.....................................             -               -                 -
      Industrial, miscellaneous and all other...................................            71              61                61
   Nonredeemable preferred stocks...............................................            33              35                35
                                                                                   -----------     -----------       -----------
      Total equity securities...................................................         $ 191           $ 183             $ 183
                                                                                   ===========     ===========       ===========


Mortgage loans on real estate...................................................        $5,883                            $5,883
Real estate.....................................................................            43                                43
Policy loans....................................................................           692                               692
Other long-term investments.....................................................            49                               225
Short-term investments..........................................................           839                               839

                                                                                   ------------                      -----------
      Total investments.........................................................       $49,420                           $52,670
                                                                                   ============                      ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

                                        AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                        --------------                               ------------------------------

                                         FUTURE POLICY
                               DEFERRED    BENEFITS,                                         CONTRACT    AMORTIZATION OF
                                POLICY      LOSSES,             PREMIUMS AND      NET      BENEFITS AND  DEFERRED POLICY  OPERATING
                             ACQUISITION    CLAIMS,   UNEARNED    CONTRACT     INVESTMENT    CREDITED      ACQUISITION    COSTS AND
SEGMENT                         COSTS      EXPENSES   PREMIUMS    CHARGES        INCOME      INTEREST         COSTS        EXPENSES
-------                         -----      --------   --------    -------        ------      --------         -----        --------
                                                                       (IN MILLIONS)
2002
Retail                          $2,898      $29,434      $10       $1,436        $1,844       $1,898           $414        $417
Structured Financial Products       17       19,171        -          440         1,139        1,336              4          58

Total                           $2,915      $48,605      $10       $1,876        $2,983       $3,234           $418        $475

2001
Retail                          $2,976      $24,532       $9       $1,510        $1,705       $1,871           $360        $371
Structured Financial Products       21       16,401       --          357         1,134        1,284              5          45

Total                           $2,997      $40,933       $9       $1,867        $2,839       $3,155           $365        $416

2000
Retail                          $2,902      $21,699      $48       $1,449        $1,556       $1,681           $414        $299
Structured Financial Products       24       13,977       --          418         1,033        1,277              4          44

Total                           $2,926      $35,676      $48       $1,867        $2,589       $2,958           $418        $343

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV--REINSURANCE

                                                                                                                   PERCENT
                                                                         CEDED         ASSUMED                    OF AMOUNT
                                                           GROSS        TO OTHER      FROM OTHER       NET         ASSUMED
                                                          AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                                          ------       ---------      ---------       ------        ------
                                                                                    (IN MILLIONS)
   YEAR ENDED DECEMBER 31, 2002
   Life insurance in force                              $370,761       $156,505         $4,260     $218,516           1.9%
   Premiums and contract charges:
   Life and annuities                                     $1,921           $310            $47       $1,658           2.8%
   Accident and health                                       229             83             72          218          33.0%

   Total premiums and contract charges                    $2,150           $393           $119       $1,876           6.3%



   YEAR ENDED DECEMBER 31, 2001
   Life insurance in force                              $356,781       $138,925         $3,691     $221,547           1.7%
   Premiums and contract charges:
   Life and annuities                                     $1,929           $282            $57       $1,704           3.3%
   Accident and health                                       156             41             48          163          29.4%

   Total premiums and contract charges                    $2,085           $323           $105       $1,867           5.6%



   YEAR ENDED DECEMBER 31, 2000
   Life insurance in force                              $338,648       $120,827            $--      $217,821           0.0%
   Premiums and contract charges:
   Life and annuities                                     $1,933           $278            $64       $1,719           3.7%
   Accident and health                                       142             24             30          148          20.3%

   Total premiums and contract charges                    $2,075           $302            $94       $1,867           5.0%

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS


                                                                      BALANCE AT      CHARGED TO                        BALANCE AT
                                                                       BEGINNING       COSTS AND                          END OF
                                                                       OF PERIOD       EXPENSES        DEDUCTIONS         PERIOD
                                                                       ---------       --------        ----------         ------
                                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2002
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $5                $-
Allowance for deferred tax assets                                            $-             $-                $-                $-

YEAR ENDED DECEMBER 31, 2001
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $-                $5
Allowance for deferred tax assets                                            $2             $-                $2                $-

YEAR ENDED DECEMBER 31, 2000
Allowance for estimated losses on mortgage loans and real estate             $7            $(2)               $-                $5
Allowance for deferred tax assets                                            $1             $1                $-                $2

                              ----------------------------------------------
                              ALLSTATE FINANCIAL
                              ADVISORS SEPARATE
                              ACCOUNT I

                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                              AND DECEMBER 31, 2001, AND INDEPENDENT
                              AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, on January 1, 2003, Northbrook Life Insurance Company merged into Allstate Life Insurance Company. In conjunction with this merger, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II merged with the Account.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                        AIM V.I.                                         AIM V.I.        AIM V.I.
                                                        Capital          AIM V.I.     AIM V.I.Dent     Diversified    International
                                                      Appreciation     Core Equity    Demographics        Income          Growth
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         161,250         141,958           2,044         120,561          88,507
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,301,932   $   3,279,178   $      10,565   $   1,128,085   $   1,594,496
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                     AIM Variable
                                                    Insurance Funds
                                                      Sub-Accounts       Fidelity Variable Insurance Products Fund Sub-Accounts
                                                    ---------------  --------------------------------------------------------------

                                                       AIM V. I.
                                                     Premier Equity   VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                     --------------   --------------  -------------  ---------------  -------------
ASSETS
Investments at fair value                            $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     --------------   --------------  -------------   -------------   -------------

   Total assets                                      $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

NET ASSETS
Accumulation units                                   $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --               --             --              --              --
                                                     --------------   --------------  -------------   -------------   -------------

   Total net assets                                  $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         121,263          217,169        146,891         117,493          44,566
                                                     ==============   ==============  =============   =============   =============

   Cost                                              $    2,922,819   $    4,519,799  $   5,443,450   $     797,036   $   5,754,148
                                                     ==============   ==============  =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable Insurance       Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                     ------------------------------   ---------------------------------------------
                                                                                                      VIP Investment
                                                                                        VIP Equity-     Grade Bond     VIP Overseas
                                                     VIP Investment                  Income (Service     (Service       (Service
                                                       Grade Bond     VIP Overseas       Class 2)        Class 2)        Class 2)
                                                     --------------   -------------  ---------------  --------------  -------------
ASSETS
Investments at fair value                             $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         370,615         106,201             401           9,517             290
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,701,209   $   1,722,031   $       8,260   $     124,434   $       3,987
                                                      =============   =============   =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account          Trust Sub-Accounts
                                                      -----------------------------   -------------   -----------------------------
                                                                        Worldwide
                                                       Global Value      Growth                           LSA
                                                         (Service       (Service        Emerging       Aggressive
                                                          Shares)        Shares)         Markets         Growth       LSA Balanced
                                                      --------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       8,212   $       8,662   $       5,176   $       7,232   $       5,679
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --       1,602,500       4,702,093
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                             910             413             737         251,128         587,004
                                                      =============   =============   =============   =============   =============

   Cost                                               $       9,531   $      10,487   $       4,791   $   2,509,855   $   5,870,426
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                     ------------------------------------------------------------------------------

                                                       LSA Basic      LSA Blue       LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value          Chip        Appreciation       Equity           Mid Cap
                                                     -------------  -------------   -------------  ---------------  ---------------
ASSETS
Investments at fair value                            $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total assets                                      $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

NET ASSETS
Accumulation units                                   $       4,393  $      12,336   $      13,259  $         5,837  $         6,999
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company          1,885,238      1,775,000       2,106,000        6,546,746        2,433,868
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total net assets                                  $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

FUND SHARE INFORMATION
   Number of shares                                        250,614        251,737         301,889        1,025,443          301,342
                                                     =============  =============   =============  ===============  ===============

   Cost                                              $   2,505,349  $   2,515,052   $   3,017,287  $    10,234,832  $     3,012,411
                                                     =============  =============   =============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value           Equity
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       5,175   $       1,252   $       1,148   $       1,755   $       5,435
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company           2,917,175       3,158,230       3,586,271       2,476,224       4,592,954
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         617,833         522,228         519,163         251,571         557,381
                                                      =============   =============   =============   =============   =============

   Cost                                               $   6,200,281   $   5,227,223   $   5,205,359   $   2,516,403   $   5,645,080
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                    Insurance Trust
                                                                                                                    (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts               Sub-Accounts
                                                    -------------------------------------------------------------   ---------------
                                                                                                                        MFS New
                                                                                                                       Discovery
                                                                       MFS High     MFS Investors      MFS New         (Service
                                                      MFS Bond          Income          Trust         Discovery         Class)
                                                    -------------   -------------   -------------   -------------   ---------------
ASSETS
Investments at fair value                           $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    -------------   -------------   -------------   -------------   ---------------

   Total assets                                     $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

NET ASSETS
Accumulation units                                  $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                --              --              --              --                --
                                                    -------------   -------------   -------------   -------------   ---------------

   Total net assets                                 $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

FUND SHARE INFORMATION
   Number of shares                                       191,445          50,653         134,081         227,939               373
                                                    =============   =============   =============   =============   ===============

   Cost                                             $   2,163,030   $     479,822   $   2,387,436   $   3,401,656   $         5,320
                                                    =============   =============   =============   =============   ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      MFS Variable
                                                     Insurance Trust
                                                     (Service Class)      OCC Accumulation Trust           Oppenheimer Variable
                                                      Sub-Accounts              Sub-Accounts            Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer       Capital
                                                     (Service Class)   Technology          Cap             Bond       Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                            $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ---------------  -------------   -------------   -------------   -------------

   Total assets                                      $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $            86  $         921   $         798   $   8,734,608   $   4,902,477
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                   --             --              --              --              --
                                                     ---------------  -------------   -------------   -------------   -------------

   Total net assets                                  $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                                7            768              37         772,291         184,165
                                                     ===============  =============   =============   =============   =============

   Cost                                              $           102  $       1,433   $       1,022   $   8,435,039   $   7,323,656
                                                     ===============  =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer
                                                                                                        Variable
                                                                                                      Account Funds  PIMCO Variable
                                                              Oppenheimer Variable Account           (Service Class) Insurance Trust
                                                                   Funds Sub-Accounts                  Sub-Account    Sub-Accounts
                                                      ---------------------------------------------  --------------- ---------------

                                                                                       Oppenheimer     Oppenheimer
                                                       Oppenheimer                     Main Street  Main Street Small
                                                         Global        Oppenheimer      Small Cap       Cap Growth       Foreign
                                                       Securities      High Income        Growth     (Service Class)      Bond
                                                      -------------   -------------   -------------  ---------------  --------------
ASSETS
Investments at fair value                             $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      -------------   -------------   -------------  ---------------  --------------

   Total assets                                       $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

NET ASSETS
Accumulation units                                    $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --               --              --
                                                      -------------   -------------   -------------  ---------------  --------------

   Total net assets                                   $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

FUND SHARE INFORMATION
   Number of shares                                         248,723         141,369         223,194              912          10,693
                                                      =============   =============   =============  ===============  ==============

   Cost                                               $   6,153,019   $   1,217,279   $   2,418,815  $         9,578  $      106,399
                                                      =============   =============   =============  ===============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          Rydex
                                                       PIMCO Variable Insurance             Putnam Variable          Variable Trust
                                                          Trust Sub-Accounts               Trust Sub-Accounts          Sub-Account
                                                     -----------------------------   -----------------------------   --------------

                                                                                                    VT International
                                                         Money                          VT High        Growth and
                                                         Market      Total Return        Yield           Income         Rydex OTC
                                                     -------------   -------------   -------------  ----------------  --------------
ASSETS
Investments at fair value                            $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     -------------   -------------   -------------  ----------------  --------------

   Total assets                                      $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

NET ASSETS
Accumulation units                                   $       6,886   $     107,930   $     118,281  $          3,155  $           35
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --              --              --                --              --
                                                     -------------   -------------   -------------  ----------------  --------------

   Total net assets                                  $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

FUND SHARE INFORMATION
   Number of shares                                          6,886          10,550          16,777               378               4
                                                     =============   =============   =============  ================  ==============

   Cost                                              $       6,886   $     107,157   $     114,881  $          3,543  $           51
                                                     =============   =============   =============  ================  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  --------------  ---------------------------------------------

                                                                       Van Kampen
                                                                          UIF                         LIT Emerging
                                                        Capital        High Yield     LIT Comstock       Growth       LIT Government
                                                     -------------    -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                            $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     -------------    -------------   -------------   -------------   -------------

   Total assets                                      $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --               --              --              --              --
                                                     -------------    -------------   -------------   -------------   -------------

   Total net assets                                  $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                            373           19,741         379,826         160,324         131,944
                                                     =============    =============   =============   =============   =============

   Cost                                              $       5,284    $     117,885   $   4,300,104   $   5,388,690   $   1,231,535
                                                     =============    =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------

                                                       Van Kampen        Van Kampen
                                                    Life Investment   Life Investment
                                                         Trust        Trust (Class II)
                                                      Sub-Accounts      Sub-Account
                                                    ---------------   ----------------

                                                                         LIT Growth
                                                      LIT Money          and Income
                                                        Market           (Class II)
                                                     -------------     --------------
ASSETS
Investments at fair value                            $   4,198,773     $        4,554
                                                     -------------     --------------

   Total assets                                      $   4,198,773     $        4,554
                                                     =============     ==============

NET ASSETS
Accumulation units                                   $   4,198,773     $        4,554
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --                 --
                                                     -------------     --------------

   Total net assets                                  $   4,198,773     $        4,554
                                                     =============     ==============

FUND SHARE INFORMATION
   Number of shares                                      4,198,773                339
                                                     =============     ==============

   Cost                                              $   4,198,773     $        5,071
                                                     =============     ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                         AIM V.I.                                        AIM V.I.        AIM V.I.
                                                         Capital          AIM V.I.     AIM V.I.Dent    Diversified    International
                                                       Appreciation   Core Equity (a)  Demographics       Income        Growth (b)
                                                      --------------  --------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $       8,838   $          --   $      78,250   $       7,248
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (42,572)        (32,003)           (202)        (10,676)        (14,949)
   Administrative expense                                    (3,561)         (2,694)            (14)           (888)         (1,239)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (46,133)        (25,859)           (216)         66,686          (8,940)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                    1,043,886         696,783           9,249         168,074         237,618
   Cost of investments sold                               1,637,347         926,263          12,723         178,843         311,283
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Change in unrealized gains (losses)                        (416,804)       (274,335)         (3,378)        (43,356)       (148,277)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (1,010,265)       (503,815)         (6,852)        (54,125)       (221,942)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (1,056,398)  $    (529,674)  $      (7,068)  $      12,561   $    (230,882)
                                                      =============   =============   =============   =============   =============

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      AIM Variable
                                                     Insurance Funds
                                                      Sub-Accounts        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     ---------------  -------------------------------------------------------------

                                                        AIM V.I.
                                                        Premier
                                                       Equity (c)     VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                      -------------   --------------  -------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $       7,955   $      29,459   $       9,870   $      59,512   $      50,711
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (26,575)        (49,984)        (50,700)         (7,515)        (54,350)
   Administrative expense                                    (2,195)         (4,099)         (4,218)           (633)         (4,515)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (20,815)        (24,624)        (45,048)         51,364          (8,154)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                      445,555         779,944       1,099,599         165,399       1,012,412
   Cost of investments sold                                 637,122         936,846       1,595,429         204,069       1,330,168
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Change in unrealized gains (losses)                        (655,218)       (320,016)     (1,076,459)            108        (922,275)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (846,785)       (476,918)     (1,572,289)        (38,562)     (1,240,031)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (867,600)  $    (501,542)  $  (1,617,337)  $      12,802   $  (1,248,185)
                                                      =============   =============   =============   =============   =============

(c) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity Variable Insurance      Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                      ------------------------------ ----------------------------------------------
                                                                                                      VIP Investment
                                                                                       VIP Equity-     Grade Bond      VIP Overseas
                                                      VIP Investment                 Income (Service    (Service        (Service
                                                       Grade Bond     VIP Overseas      Class 2)         Class 2)        Class 2)
                                                      --------------  -------------  ---------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     124,234   $       9,921  $            21  $          429  $          16
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (46,839)        (16,019)             (96)           (626)           (43)
   Administrative expense                                    (3,963)         (1,341)              (6)            (44)            (3)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net investment income (loss)                           73,432          (7,439)             (81)           (241)           (30)
                                                      -------------   -------------  ---------------  --------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       702,749         322,297            4,667             646             62
  Cost of investments sold                                  674,563         430,558            5,694             642             69
                                                      -------------   -------------  ---------------  --------------  -------------

      Realized gains (losses) on fund shares                 28,186        (108,261)          (1,027)              4             (7)

Realized gain distributions                                      --              --               30              --             --
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized gains (losses)                            28,186        (108,261)            (997)              4             (7)

Change in unrealized gains (losses)                         260,488        (202,979)          (1,047)          4,741           (810)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized and unrealized gains
           (losses) on investments                          288,674        (311,240)          (2,044)          4,745           (817)
                                                      -------------   -------------  ---------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     362,106   $    (318,679) $        (2,125) $        4,504  $        (847)
                                                      =============   =============  ===============  ==============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account         Trust Sub-Accounts
                                                    ---------------------------------  ------------   -----------------------------

                                                                         Worldwide                          LSA
                                                      Global Value        Growth        Emerging       Aggressive
                                                    (Service Shares) (Service Shares)    Markets         Growth       LSA Balanced
                                                    ---------------- ---------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          38  $            55  $          31   $          --   $      38,995
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (70)             (92)           (76)           (115)            (77)
   Administrative expense                                        (5)              (6)            (5)             (8)             (6)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net investment income (loss)                              (37)             (43)           (50)           (123)         38,912
                                                      -------------  ---------------  -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                            73            1,388            121           2,038           1,686
  Cost of investments sold                                       83            1,858            112           2,532           2,071
                                                      -------------  ---------------  -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)            (470)             9            (494)           (385)

Realized gain distributions                                      12               --             --              --          24,839
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized gains (losses)                                 2             (470)             9            (494)         24,454

Change in unrealized gains (losses)                          (1,319)          (1,825)          (167)       (742,819)     (1,117,904)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,317)          (2,295)          (158)       (743,313)     (1,093,450)
                                                      -------------  ---------------  -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,354) $        (2,338) $        (208)  $    (743,436)  $  (1,054,538)
                                                      =============  ===============  =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                          LSA Variable Series Trust Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                       LSA Basic        LSA Blue      LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value            Chip        Appreciation       Equity          Mid Cap
                                                      -------------   -------------   ------------- ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $          --   $          --   $      31,565   $       2,304
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (83)           (201)           (181)           (102)           (105)
   Administrative expense                                        (6)            (14)            (13)             (8)             (7)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                              (89)           (215)           (194)         31,455           2,192
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        5,826           8,277             193           4,736             185
   Cost of investments sold                                   7,218          10,221             236           5,703             194
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                 (1,392)         (1,944)            (43)           (967)             (9)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                            (1,392)         (1,944)            (43)           (967)             (9)

Change in unrealized gains (losses)                        (523,321)       (632,942)       (850,474)     (2,245,216)       (583,974)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (524,713)       (634,886)       (850,517)     (2,246,183)       (583,983)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (524,802)  $    (635,101)  $    (850,711)  $  (2,214,728)  $    (581,791)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value          Equity
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           3   $          --   $       1,362   $       5,214   $          49
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                  (104)            (15)            (14)            (18)           (111)
   Administrative expense                                        (7)             (1)             (1)             --              (8)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                             (108)            (16)          1,347           5,196             (70)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        1,788              15              15              18           2,656
   Cost of investments sold                                   2,578              18              19              21           3,146
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                   (790)             (3)             (4)             (3)           (490)

Realized gain distributions                                      --              --              --              --             218
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                              (790)             (3)             (4)             (3)           (272)

Change in unrealized gains (losses)                      (2,106,878)     (1,341,931)     (1,157,204)       (205,967)     (1,309,941)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (2,107,668)     (1,341,934)     (1,157,208)       (205,970)     (1,310,213)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (2,107,776)  $  (1,341,950)  $  (1,155,861)  $    (200,774)  $  (1,310,283)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                     Insurance Trust
                                                                                                                     (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts                Sub-Accounts
                                                      -------------------------------------------------------------  ---------------
                                                                                                                         MFS New
                                                                                                                        Discovery
                                                                        MFS High      MFS Investors      MFS New        (Service
                                                         MFS Bond        Income           Trust         Discovery         Class)
                                                      -------------   -------------   -------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     106,840   $      29,780   $      10,997   $          --  $           --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (22,924)         (4,987)        (23,240)        (33,094)            (96)
   Administrative expense                                    (1,925)           (421)         (1,956)         (2,744)             (7)

                                                      -------------   -------------   -------------   -------------  --------------

      Net investment income (loss)                           81,991          24,372         (14,199)        (35,838)           (103)
                                                      -------------   -------------   -------------   -------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       258,795          73,108         367,928         449,944           5,281
  Cost of investments sold                                  258,022          81,398         457,459         599,631           7,019
                                                      -------------   -------------   -------------   -------------  --------------

      Realized gains (losses) on fund shares                    773          (8,290)        (89,531)       (149,687)         (1,738)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized gains (losses)                               773          (8,290)        (89,531)       (149,687)         (1,738)

Change in unrealized gains (losses)                          70,837         (11,736)       (393,125)       (939,179)         (1,459)
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized and unrealized gains
         (losses) on investments                             71,610         (20,026)       (482,656)     (1,088,866)         (3,197)
                                                      -------------   -------------   -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     153,601   $       4,346   $    (496,855)  $  (1,124,704) $       (3,300)
                                                      =============   =============   =============   =============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                     (Service Class)     OCC Accumulation Trust           Oppenheimer Variable
                                                       Sub-Accounts           Sub-Accounts             Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer      Capital
                                                     (Service Class)   Technology         Cap             Bond        Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           1   $          --   $          --   $     431,364   $      38,414
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                    --             (26)            (10)        (76,655)        (78,410)
   Administrative expense                                        --              (2)             --          (6,463)         (6,579)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                                1             (28)            (10)        348,246         (46,575)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                            1           1,186              10         652,714       1,948,072
   Cost of investments sold                                       2           1,674              13         641,477       2,800,694
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     (1)           (488)             (3)         11,237        (852,622)

Realized gain distributions                                      --              --              74              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                (1)           (488)             71          11,237        (852,622)

Change in unrealized gains (losses)                             (16)         (1,032)           (280)        161,855      (1,332,546)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                                (17)         (1,520)           (209)        173,092      (2,185,168)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $         (16)  $      (1,548)  $        (219)  $     521,338   $  (2,231,743)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Oppenheimer
                                                                                                     Variable
                                                                                                   Account Funds     PIMCO Variable
                                                           Oppenheimer Variable Account           (Service Class)   Insurance Trust
                                                                Funds Sub-Accounts                  Sub-Account       Sub-Accounts
                                                  ---------------------------------------------  -----------------  ---------------
                                                                                   Oppenheimer      Oppenheimer
                                                   Oppenheimer                     Main Street   Main Street Small
                                                     Global        Oppenheimer      Small Cap       Cap Growth          Foreign
                                                   Securities      High Income       Growth       (Service Class)        Bond
                                                  -------------   -------------   -------------  -----------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $      31,252   $     141,475   $          --  $              --   $        1,065
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (70,367)        (17,502)        (26,728)              (138)            (433)
   Administrative expense                                (5,886)         (1,479)         (2,253)                (9)             (31)
                                                  -------------   -------------   -------------  -----------------   --------------

      Net investment income (loss)                      (45,001)        122,494         (28,981)              (147)             601
                                                  -------------   -------------   -------------  -----------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,537,989         638,280         556,481              1,594              644
   Cost of investments sold                           2,078,802         745,201         590,774              1,857              646
                                                  -------------   -------------   -------------  -----------------   --------------

      Realized gains (losses) on fund shares           (540,813)       (106,921)        (34,293)              (263)              (2)

Realized gain distributions                                  --              --              --                 --              405
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized gains (losses)                      (540,813)       (106,921)        (34,293)              (263)             403

Change in unrealized gains (losses)                  (1,032,633)        (79,484)       (366,059)            (1,502)           1,290
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (1,573,446)       (186,405)       (400,352)            (1,765)           1,693
                                                  -------------   -------------   -------------  -----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $  (1,618,447)  $     (63,911)  $    (429,333) $          (1,912)  $        2,294
                                                  =============   =============   =============  =================   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex Variable
                                                         PIMCO Variable Insurance            Putnam Variable              Trust
                                                            Trust Sub-Accounts              Trust Sub-Accounts         Sub-Account
                                                      ------------------------------  -----------------------------   --------------

                                                                                                     VT International
                                                         Money                           VT High       Growth and
                                                         Market      Total Return (d)     Yield          Income         Rydex OTC
                                                      -------------  ---------------- -------------  ---------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          89   $       1,252   $       1,462   $          18   $          --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (91)           (427)           (563)            (49)            (13)
   Administrative expense                                        (7)            (30)            (40)             (4)             --
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment Income (loss)                               (9)            795             859             (35)            (13)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                         1,755             631             660             125             943
  Cost of investments sold                                    1,755             633             680             125           1,647
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     --              (2)            (20)             --            (704)

Realized gain distributions                                      --           1,314              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                --           1,312             (20)             --            (704)

Change in unrealized gains (losses)                              --             792           3,278            (520)            (16)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                               --           2,104           3,258            (520)           (720)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $          (9)  $       2,899   $       4,117   $        (555)  $        (733)
                                                      =============   =============   =============   =============   =============

(d) Previously know as Total Return Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  -------------  -----------------------------------------------

                                                                        Van Kampen
                                                                           UIF                        LIT Domestic    LIT Emerging
                                                         Capital      High Yield (e)  LIT Comstock     Income (f)        Growth
                                                      -------------   --------------  -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          21   $      10,869   $      25,798   $      58,276   $      12,432
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (67)           (508)        (44,097)         (3,149)        (44,923)
   Administrative expense                                        (4)            (36)         (3,635)           (261)         (3,726)
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment income (loss)                              (50)         10,325         (21,934)         54,866         (36,217)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                           65           4,676         571,238         886,157         645,130
   Cost of investments sold                                      75           4,993         696,342         920,575         993,148
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)           (317)       (125,104)        (34,418)       (348,018)

Realized gain distributions                                      --              --          29,493              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                               (10)           (317)        (95,611)        (34,418)       (348,018)

Change in unrealized gains (losses)                          (1,403)         (6,212)       (764,149)        (25,597)     (1,153,477)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,413)         (6,529)       (859,760)        (60,015)     (1,501,495)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,463)  $       3,796   $    (881,694)  $      (5,149)  $  (1,537,712)
                                                      =============   =============   =============   =============   =============

(e) Previously known as UIF High Yield

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------

                                                                                   Van Kampen
                                                                                 Life Investment
                                                        Van Kampen Life          Trust (Class II)
                                                 Investment Trust Sub-Accounts     Sub-Account
                                                -------------------------------  ----------------

                                                                                     LIT Growth
                                                      LIT           LIT Money        and Income
                                                 Government (g)      Market          (Class II)
                                                 --------------   ------------      ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         --    $     45,179      $         24
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (8,633)        (45,382)              (86)
   Administrative expense                                 (718)         (3,762)               (6)
                                                  ------------    ------------      ------------

      Net Investment income (loss)                      (9,351)         (3,965)              (68)
                                                  ------------    ------------      ------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                 147,262       1,971,370             6,660
   Cost of investments sold                            140,177       1,971,370             7,989
                                                  ------------    ------------      ------------

      Realized gains (losses) on fund shares             7,085              --            (1,329)

Realized gain distributions                                 --              --                --
                                                  ------------    ------------      ------------

      Net realized gains (losses)                        7,085              --            (1,329)

Change in unrealized gains (losses)                     64,151              --              (517)
                                                  ------------    ------------      ------------

      Net realized and unrealized gains
         (losses) on Investments                        71,236              --            (1,846)
                                                  ------------    ------------      ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $     61,885    $     (3,965)     $     (1,914)
                                                  ============    ============      ============

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                                               AIM V.I. Dent
                                               AIM V.I. Capital Appreciation  AIM V.I. Core Equity (a)         Demographics
                                               ----------------------------- --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002        2001 (h)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                     $    (46,133) $    (37,220) $    (25,859) $    (23,632) $       (216) $        (17)
Net realized gains (losses)                          (593,461)      239,675      (229,480)      (45,784)       (3,474)            1
Change in unrealized gains (losses)                  (416,804)     (886,233)     (274,335)     (387,049)       (3,378)          560
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                 (1,056,398)     (683,778)     (529,674)     (456,465)       (7,068)          544
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              421,654     1,248,175       385,905     1,047,261        14,356         5,192
Benefit payments                                      (23,799)       (2,676)     (118,666)           --            --            --
Payments on termination                              (191,636)      (81,025)     (233,307)      (94,200)       (1,155)           --
Contract maintenance charge                            (3,457)         (651)       (2,795)         (652)          (10)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                  (228,374)    1,150,240       338,188       804,121        (4,725)          613
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          (25,612)    2,314,063       369,325     1,756,530         8,466         5,805
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  (1,082,010)    1,630,285      (160,349)    1,300,065         1,398         6,349

NET ASSETS AT BEGINNING OF PERIOD                   3,731,348     2,101,063     2,572,217     1,272,152         6,349            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  2,649,338  $  3,731,348  $  2,411,868  $  2,572,217  $      7,747  $      6,349
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           401,361       171,090       323,463       121,874           510            --
    Units issued                                      244,160       258,067       259,704       227,687         1,521           510
    Units redeemed                                   (263,743)      (27,796)     (219,173)      (26,098)       (1,100)           --
                                                 ------------ ------------- ------------- ------------- ------------- -------------
   Units outstanding at end of period                 381,778       401,361       363,994       323,463           931           510
                                                 ============ ============= ============= ============= ============= =============

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                    AIM V.I.
                                                AIM V.I. Diversified Income   International Growth (b)   AIM V.I. Premier Equity (c)
                                               ----------------------------  --------------------------  ---------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $     66,686  $     40,056  $     (8,940) $     (7,475) $    (20,815) $    (16,242)
Net realized gains (losses)                           (10,769)       (2,460)      (73,665)       (5,630)     (191,567)       (8,918)
Change in unrealized gains (losses)                   (43,356)      (28,000)     (148,277)     (205,974)     (655,218)     (160,651)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     12,561         9,596      (230,882)     (219,079)     (867,600)     (185,811)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              142,813       342,841       211,412       538,031       417,868       979,075
Benefit payments                                      (30,596)       (5,818)         (546)       (6,942)      (37,570)       (9,849)
Payments on termination                               (50,364)      (23,577)     (194,442)      (23,510)     (206,072)      (63,480)
Contract maintenance charge                              (499)            4        (1,573)         (605)       (2,144)         (420)
Transfers among the sub-accounts
   and with the Fixed Account - net                   270,155        16,965       174,226       218,219       533,808       437,841
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          331,509       330,415       189,077       725,193       705,890     1,343,167
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     344,070       340,011       (41,805)      506,114      (161,710)    1,157,356

NET ASSETS AT BEGINNING OF PERIOD                     692,756       352,745     1,147,253       641,139     2,128,600       971,244
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  1,036,826  $    692,756  $  1,105,448  $  1,147,253  $  1,966,890  $  2,128,600
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period            68,158        35,481       140,931        59,434       245,255        96,586
    Units issued                                       92,460        45,791        71,510        90,156       291,184       183,550
    Units redeemed                                    (59,599)      (13,114)      (49,283)       (8,659)     (207,153)      (34,881)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 101,019        68,158       163,158       140,931       329,286       245,255
                                                 ============  ============  ============  ============  ============  ============

(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                       VIP Contrafund                VIP Growth                VIP High Income
                                                 --------------------------  --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $    (24,624) $    (20,750) $    (45,048) $    (41,398) $     51,364  $     27,579
Net realized gains (losses)                          (156,902)       (7,698)     (495,830)       94,954       (38,670)      (19,057)
Change in unrealized gains (losses)                  (320,016)     (182,849)   (1,076,459)     (651,147)          108       (65,746)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (501,542)     (211,297)   (1,617,337)     (597,591)       12,802       (57,224)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              869,768     1,880,113       605,863     2,084,400       106,346       214,714
Benefit payments                                       (5,038)           --      (160,718)           --          (586)           --
Payments on termination                              (487,867)     (150,427)     (406,431)     (173,740)      (54,160)      (28,155)
Contract maintenance charge                            (3,626)         (794)       (5,966)       (2,202)         (523)         (144)
Transfers among the sub-accounts
   and with the Fixed Account - net                   624,290       748,501       507,175       997,977        83,745       200,001
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          997,527     2,477,393       539,923     2,906,435       134,822       386,416
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     495,985     2,266,096    (1,077,414)    2,308,844       147,624       329,192

NET ASSETS AT BEGINNING OF PERIOD                   3,434,777     1,168,681     4,520,539     2,211,695       549,109       219,917
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  3,930,762  $  3,434,777  $  3,443,125  $  4,520,539  $    696,733  $    549,109
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           373,502       110,084       509,882       202,793        81,090        28,295
    Units issued                                      301,811       304,595       416,824       350,188        51,651        67,728
    Units redeemed                                   (197,621)      (41,177)     (363,718)      (43,099)      (31,947)      (14,933)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 477,692       373,502       562,988       509,882       100,794        81,090
                                                 ============  ============  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                         VIP Index 500       VIP Investment Grade Bond         VIP Overseas
                                                  -------------------------  --------------------------  --------------------------

                                                      2002          2001         2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net Investment income (loss)                      $     (8,154) $   (16,667) $     73,432  $     29,851  $     (7,439) $     21,392
Net realized gains (losses)                           (317,756)     (47,786)       28,186        15,051      (108,261)       (6,126)
Change in unrealized gains (losses)                   (922,275)    (260,054)      260,488        81,151      (202,979)     (254,803)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,248,185)    (324,507)      362,106       126,053      (318,679)     (239,537)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             1,170,111    1,877,829       665,152     1,511,584       149,950       706,256
Benefit payments                                       (65,061)          --       (39,789)           --       (42,078)           --
Payments on termination                               (478,946)    (168,462)     (167,701)     (108,327)      (96,987)      (26,700)
Contract maintenance charge                             (4,353)      (1,178)       (2,396)         (371)       (1,431)         (391)
Transfers among the sub-accounts
   and with the Fixed Account - net                    800,190    1,107,054     1,106,258       782,654       167,285       179,195
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                         1,421,941    2,815,243     1,561,524     2,185,540       176,739       858,360
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      173,756    2,490,736     1,923,630     2,311,593      (141,940)      618,823

NET ASSETS AT BEGINNING OF PERIOD                    4,279,233    1,788,497     3,153,795       842,202     1,308,030       689,207
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  4,452,989  $ 4,279,233  $  5,077,425  $  3,153,795  $  1,166,090  $  1,308,030
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             493,459      178,937       266,533        76,221       161,755        66,295
    Units issued                                       579,970      353,722       255,908       236,682       102,863       116,998
    Units redeemed                                    (404,796)     (39,200)     (128,398)      (46,370)      (81,418)      (21,538)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                   668,633      493,459       394,043       266,533       183,200       161,755
                                                  ============  ===========  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                       VIP Equity-Income       VIP Investment Grade Bond          VIP Overseas
                                                       (Service Class 2)           (Service Class 2)           (Service Class 2)
                                                    -----------------------   ---------------------------   -----------------------

                                                       2002        2001(h)        2002         2001 (h)        2002        2001(h)
                                                    ----------   ----------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $      (81)  $       (1)  $       (241)  $        (20)  $      (30)  $       (1)
Net realized gains (losses)                               (997)          --              4             --           (7)          (1)
Change in unrealized gains (losses)                     (1,047)           9          4,741            (24)        (810)         (21)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from operations                                      (2,125)           8          4,504            (44)        (847)         (23)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                13,042          700         96,362          8,753          361           --
Benefit payments                                            --           --             --             --           --           --
Payments on termination                                     --           --             --             --           --           --
Contract maintenance charge                                 (6)          --            (45)            --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                     (4,397)          --         19,109            512        3,054          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from capital transactions                             8,639          700        115,426          9,265        3,411          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --             --             --           --           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                        6,514          708        119,930          9,221        2,564          592

NET ASSETS AT BEGINNING OF PERIOD                          708           --          9,221             --          592           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

NET ASSETS AT END OF PERIOD                         $    7,222   $      708   $    129,151   $      9,221   $    3,156   $      592
                                                    ==========   ==========   ============   ============   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  65           --            927             --           54           --
   Units issued                                          1,294           65         11,070            927          315           54
   Units redeemed                                         (550)          --            (24)            --           (3)          --
                                                    ----------   ----------   ------------   ------------   ----------   ----------
  Units outstanding at end of period                       809           65         11,973            927          366           54
                                                    ==========   ==========   ============   ============   ==========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Lazard Retirement
                                                       Janus Aspen Series (Service Shares) Sub-Accounts    Series, Inc. Sub-Account
                                                       -------------------------------------------------   ------------------------

                                                                                       Worldwide Growth
                                                       Global Value(Service Shares)    (Service Shares)         Emerging Markets
                                                       ----------------------------  --------------------  ------------------------

                                                           2002           2001(h)       2002      2001(h)     2002        2001 (h)
                                                       -------------   ------------  ----------  --------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                           $         (37)  $         --  $      (43) $     --  $       (50)  $        7
Net realized gains (losses)                                        2             --        (470)       --            9            1
Change in unrealized gains (losses)                           (1,319)            --      (1,825)       --         (167)         552
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from operations                                            (1,354)            --      (2,338)       --         (208)         560
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                       7,000             --       8,989        --          466        4,408
Benefit payments                                                  --             --          --        --           --           --
Payments on termination                                           --             --          --        --           --           --
Contract maintenance charge                                       --             --          (2)       --           (7)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                            2,566             --       2,013        --          (41)          (2)
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from capital transactions                                   9,566             --      11,000        --          418        4,406
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I                 --             --          --        --           --           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS                              8,212             --       8,662        --          210        4,966

NET ASSETS AT BEGINNING OF PERIOD                                 --             --          --        --        4,966           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

NET ASSETS AT END OF PERIOD                            $       8,212   $         --  $    8,662  $     --  $     5,176   $    4,966
                                                       =============   ============  ==========  ========  ===========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                        --             --          --        --          411           --
   Units issued                                                  804             --       1,212        --           35          411
   Units redeemed                                                 --             --        (164)       --           (5)          --
                                                       -------------   ------------  ----------  --------  -----------   ----------
  Units outstanding at end of period                             804             --       1,048        --          441          411
                                                       =============   ============  ==========  ========  ===========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      LSA Variable Series Trust Sub-Accounts
                                                   --------------------------------------------------------------------------------

                                                     LSA Aggressive Growth           LSA Balanced              LSA Basic Value
                                                   --------------------------  -------------------------- ------------------------

                                                       2002        2001 (h)        2002          2001         2002         2001 (h)
                                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $       (123) $        (10) $     38,912  $    106,322  $       (89) $       301
Net realized gains (losses)                                (494)           --        24,454       290,142       (1,392)          --
Change in unrealized gains (losses)                    (742,819)     (157,303)   (1,117,904)     (270,300)    (523,321)     (92,397)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from operations                                     (743,436)     (157,313)   (1,054,538)      126,164     (524,802)     (92,096)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                  2,492         2,400         4,660         3,090       10,453        1,655
Benefit payments                                             --            --            --            --           --           --
Payments on termination                                  (1,932)           --        (1,593)           --           --           --
Contract maintenance charge                                 (11)           --           (10)           --          (11)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                       6,560           972         1,125            --       (5,568)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                              7,109         3,372         4,182         3,090        4,874        1,655
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --     2,500,000            --            --           --    2,500,000
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                      (736,327)    2,346,059    (1,050,356)      129,254     (519,928)   2,409,559

NET ASSETS AT BEGINNING OF PERIOD                     2,346,059            --     5,758,128     5,628,874    2,409,559           --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF PERIOD                        $  1,609,732  $  2,346,059  $  4,707,772  $  5,758,128  $ 1,889,631  $ 2,409,559
                                                   ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  310            --           285            --          153           --
   Units issued                                             855           310           606           305        1,045          153
   Units redeemed                                          (230)           --          (198)          (20)        (701)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------
  Units outstanding at end of period                        935           310           693           285          497          153
                                                   ============  ============  ============  ============  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                        LSA Blue Chip        LSA Capital Appreciation   LSA Disciplined Equity
                                                   ------------------------  ------------------------  -------------------------

                                                      2002        2001 (h)      2002       2001 (h)        2002         2001
                                                   -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $      (215) $       (14) $      (194) $       (14) $    31,455  $     20,835
Net realized gains (losses)                             (1,944)          --          (43)          --         (967)            1
Change in unrealized gains (losses)                   (632,942)     (94,774)    (850,474)     (47,554)  (2,245,216)   (1,200,223)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from operations                                    (635,101)     (94,788)    (850,711)     (47,568)  (2,214,728)   (1,179,387)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                14,572        5,064        7,881        4,120        5,937         6,085
Benefit payments                                            --           --           --           --           --            --
Payments on termination                                 (2,169)          --           --           --           --            --
Contract maintenance charge                                (26)          --          (25)          --           (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                       (727)         511        4,948          614       (4,217)            1
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from capital transactions                            11,650        5,575       12,804        4,734        1,713         6,086
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    2,500,000           --    3,000,000           --            --
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (623,451)   2,410,787     (837,907)   2,957,166   (2,213,015)   (1,173,301)

NET ASSETS AT BEGINNING OF PERIOD                    2,410,787           --    2,957,166           --    8,765,598     9,938,899
                                                   -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS AT END OF PERIOD                        $ 1,787,336  $ 2,410,787  $ 2,119,259  $ 2,957,166  $ 6,552,583  $  8,765,598
                                                   ===========  ===========  ===========  ===========  ===========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 516           --          407           --          579            --
   Units issued                                          2,008          516        1,092          407          743           580
   Units redeemed                                       (1,012)          --          (11)          --         (607)           (1)
                                                   -----------  -----------  -----------  -----------  -----------  ------------
  Units outstanding at end of period                     1,512          516        1,488          407          715           579
                                                   ===========  ===========  ===========  ===========  ===========  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                   LSA Diversified Mid Cap   LSA Emerging Growth Equity      LSA Focused Equity
                                                  -------------------------  --------------------------  --------------------------

                                                      2002        2001 (h)       2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      2,192  $     1,958  $       (108) $      1,407  $        (16) $      2,736
Net realized gains (losses)                                 (9)           1          (790)            1            (3)           --
Change in unrealized gains (losses)                   (583,974)      12,430    (2,106,878)   (1,089,919)   (1,341,931)     (824,291)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    (581,791)      14,389    (2,107,776)   (1,088,511)   (1,341,950)     (821,555)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                 3,788        4,435           677         8,229           831           591
Benefit payments                                            --           --            --            --            --            --
Payments on termination                                     --           --        (1,685)           --            --            --
Contract maintenance charge                                (19)          --           (10)           --            (4)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                         65           --         1,297            --           157            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                             3,834        4,435           279         8,229           984           591
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    3,000,000            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (577,957)   3,018,824    (2,107,497)   (1,080,282)   (1,340,966)     (820,964)

NET ASSETS AT BEGINNING OF PERIOD                    3,018,824           --     5,029,847     6,110,129     4,500,448     5,321,412
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,440,867  $ 3,018,824  $  2,922,350  $  5,029,847  $  3,159,482  $  4,500,448
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 408           --           728            --            56            --
   Units issued                                            343          408           182           729           113            56
   Units redeemed                                          (12)          --          (223)           (1)           (6)           --
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                       739          408          687           728           163            56
                                                  ============  ===========  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                       LSA Growth Equity          LSA Mid Cap Value           LSA Value Equity
                                                  --------------------------  -------------------------  --------------------------

                                                      2002          2001          2002        2001 (h)      2002           2001
                                                  ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      1,347  $         (1) $      5,196  $     9,201  $        (70) $     29,896
Net realized gains (losses)                                 (4)          163            (3)          --          (272)      132,788
Change in unrealized gains (losses)                 (1,157,204)     (788,557)     (205,967)     167,543    (1,309,941)     (464,882)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,155,861)     (788,395)     (200,774)     176,744    (1,310,283)     (302,198)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   727           501         1,920           --           387         9,088
Benefit payments                                            --            --            --           --            --            --
Payments on termination                                     --            --            --           --        (2,548)           --
Contract maintenance charge                                 (5)           --            (1)          --            (6)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                        195            --            90           --           165            (1)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                               917           501         2,009           --        (2,002)        9,087
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --            --    2,500,000            --            --
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   (1,154,944)     (787,894)     (198,765)   2,676,744    (1,312,285)     (293,111)

NET ASSETS AT BEGINNING OF PERIOD                    4,742,363     5,530,257     2,676,744           --     5,910,674     6,203,785
                                                  ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  3,587,419  $  4,742,363  $  2,477,979  $ 2,676,744  $  4,598,389  $  5,910,674
                                                  ============  ============  ============  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                  45            --            --           --           851            --
   Units issued                                            100            45           164           --            57           876
   Units redeemed                                           (5)           --            (3)          --          (268)          (25)
                                                  ------------  ------------  ------------  -----------  ------------  ------------
  Units outstanding at end of period                       140            45           161           --           640           851
                                                  ============  ============  ============  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                       MFS Variable Insurance Trust Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                          MFS Bond                MFS High Income          MFS Investors Trust
                                                  ------------------------  --------------------------  --------------------------

                                                     2002         2001          2002          2001          2002          2001
                                                  -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    81,991  $    29,003  $     24,372  $     12,746  $    (14,199) $    (11,021)
Net realized gains (losses)                               773        4,777        (8,290)       (3,039)      (89,531)       11,990
Change in unrealized gains (losses)                    70,837       17,644       (11,736)      (11,373)     (393,125)     (190,535)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    153,601       51,424         4,346        (1,666)     (496,855)     (189,566)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              436,085      686,780        57,067       106,592       321,116       767,528
Benefit payments                                       (2,718)          --            --            --       (88,477)           --
Payments on termination                              (146,520)     (74,487)      (46,051)      (18,137)     (127,607)      (53,995)
Contract maintenance charge                            (1,065)        (192)         (289)          (37)       (1,727)         (248)
Transfers among the sub-accounts
   and with the Fixed Account - net                   428,997      369,327        90,562       140,208       355,373       664,408
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          714,779      981,428       101,289       228,626       458,678     1,377,693
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --           --            --            --            --            --
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     868,380    1,032,852       105,635       226,960       (38,177)    1,188,127

NET ASSETS AT BEGINNING OF PERIOD                   1,394,497      361,645       341,129       114,169     1,844,242       656,115
                                                  -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,262,877  $ 1,394,497  $    446,764  $    341,129  $  1,806,065  $  1,844,242
                                                  ===========  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            121,177       33,711        36,229        12,219       215,156        63,500
   Units issued                                       131,140      110,754        32,652        30,654       203,814       169,255
   Units redeemed                                     (69,421)     (23,288)      (22,027)       (6,644)     (148,857)      (17,599)
                                                  -----------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  182,896      121,177        46,854        36,229       270,113       215,156
                                                  ===========  ===========  ============  ============  ============  ============

     See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                   MFS Variable Insurance
                                                     Trust Sub-Accounts    MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                                  ------------------------ ---------------------------------------------------------
                                                                                 MFS New Discovery
                                                      MFS New Discovery           (Service Class)      MFS Utilities (Service Class)
                                                  --------------------------  ------------------------ -----------------------------

                                                      2002          2001         2002        2001 (h)        2002        2001 (h)
                                                  ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    (35,838) $    (23,167) $      (103) $        (1) $          1  $         --
Net realized gains (losses)                           (149,687)       21,628       (1,738)          --            (1)           --
Change in unrealized gains (losses)                   (939,179)      (37,899)      (1,459)          10           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,124,704)      (39,438)      (3,300)           9           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                               543,357     1,235,095        7,350           --            --            --
Benefit payments                                       (36,921)           --           --           --            --            --
Payments on termination                               (191,960)      (82,399)          --           --            --            --
Contract maintenance charge                             (2,650)         (628)          (6)          --            (1)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                    362,166       656,012       (1,000)         818           103            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                           673,992     1,808,080        6,344          818           102            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --           --           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (450,712)    1,768,642        3,044          827            86            --

NET ASSETS AT BEGINNING OF PERIOD                    2,830,392     1,061,750          827           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,379,680  $  2,830,392  $     3,871  $       827  $         86  $         --
                                                  ============  ============  ===========  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             201,082        70,680           64           --            --            --
   Units issued                                        182,154       151,104          968           64            15            --
   Units redeemed                                     (132,622)      (20,702)        (584)          --            (4)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------
   Units outstanding at end of period                  250,614       201,082          448           64            11            --
                                                  ============  ============  ===========  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Oppenheimer Variable Account
                                                           OCC Accumulation Trust Sub-Accounts               Funds Sub-Accounts
                                                  -----------------------------------------------------  ---------------------------

                                                  OCC Science and Technology        OCC Small Cap             Oppenheimer Bond
                                                  --------------------------  --------------------------  -------------------------

                                                      2002        2001 (h)       2002        2001 (h)        2002          2001
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $       (28) $         (8) $        (10) $         (1) $    348,246  $    180,535
Net realized gains (losses)                              (488)            2            71            --        11,237        16,116
Change in unrealized gains (losses)                    (1,032)          520          (280)           56       161,855        (9,734)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     (1,548)          514          (219)           55       521,338       186,917
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   --         2,042           452           413       637,203     1,849,650
Benefit payments                                           --            --            --            --       (33,196)           --
Payments on termination                                (1,154)           --            --            --      (627,946)      (77,513)
Contract maintenance charge                                (6)           --            (3)           --        (2,360)          813
Transfers among the sub-accounts
   and with the Fixed Account - net                     1,073            --           100            --     2,914,093       721,248
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                              (87)        2,042           549           413     2,887,794     2,494,198
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amoounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      (1,635)        2,556           330           468     3,409,132     2,681,115

NET ASSETS AT BEGINNING OF PERIOD                       2,556            --           468            --     5,325,476     2,644,361
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $       921  $      2,556  $        798  $        468  $  8,734,608  $  5,325,476
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                163            --            39            --       477,018       251,952
   Units issued                                            94           163            50            39       527,920       281,995
   Units redeemed                                        (139)           --            (3)           --      (278,578)      (56,929)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                      118           163            86            39       726,360       477,018
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                        Oppenheimer
                                                    Capital Appreciation    Oppenheimer Global Securities  Oppenheimer High Income
                                                  ------------------------- ----------------------------- -------------------------

                                                     2002          2001          2002           2001           2002         2001
                                                  -----------  ------------  ------------   ------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (46,575) $    (43,947) $    (45,001)  $    (33,324)  $   122,494  $    61,913
Net realized gains (losses)                          (852,622)      213,762      (540,813)       247,433      (106,921)      (7,062)
Change in unrealized gains (losses)                (1,332,546)     (928,165)   (1,032,633)      (676,642)      (79,484)     (60,088)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from operations                                 (2,231,743)     (758,350)   (1,618,447)      (462,533)      (63,911)      (5,237)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              916,593     3,448,851       745,684      2,719,718       237,616      540,545
Benefit payments                                      (71,757)           --       (83,481)            --            --           --
Payments on termination                              (863,723)     (148,589)   (1,159,223)      (192,198)      (65,360)     (39,451)
Contract maintenance charge                            (6,030)       (1,187)       (4,788)          (632)         (735)         108
Transfers among the sub-accounts
   and with the Fixed Account - net                    11,031     1,662,569       499,197      1,644,416      (363,745)     155,741
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from capital transactions                          (13,886)    4,961,644        (2,611)     4,171,304      (192,224)     656,943
                                                  -----------  ------------  ------------   ------------   -----------  -----------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --             --            --           --
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                  (2,245,629)    4,203,294    (1,621,058)     3,708,771      (256,135)     651,706

NET ASSETS AT BEGINNING OF PERIOD                   7,148,106     2,944,812     6,023,454      2,314,683     1,317,816      666,110
                                                  -----------  ------------  ------------   ------------   -----------  -----------

NET ASSETS AT END OF PERIOD                       $ 4,902,477  $  7,148,106  $  4,402,396   $  6,023,454   $ 1,061,681  $ 1,317,816
                                                  ===========  ============  ============   ============   ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            652,728       231,990       472,644        157,682       136,928       69,642
   Units issued                                       371,528       488,298       255,586        371,095        68,723       78,556
   Units redeemed                                    (404,110)      (67,560)     (278,726)       (56,133)      (91,096)     (11,270)
                                                  -----------  ------------  ------------   ------------   -----------  -----------
  Units outstanding at end of period                  620,146       652,728       449,504        472,644       114,555      136,928
                                                  ===========  ============  ============   ============   ===========  ===========

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                Oppenheimer
                                                    Variable Account Funds     Variable Account Funds     PIMCO Variable Insurance
                                                         Sub-Accounts       (Service Class) Sub-Account      Trust Sub-Accounts
                                                  -------------------------  --------------------------  --------------------------

                                                   Oppenheimer Main Street    Oppenheimer Main Street
                                                      Small Cap Growth       Small Cap (Service Class)         Foreign Bond
                                                  -------------------------  --------------------------  --------------------------

                                                     2002          2001          2002        2001 (h)       2002         2001 (h)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (28,981) $    (16,087) $       (147) $        (12) $        601  $          2
Net realized gains (losses)                           (34,293)      (26,782)         (263)           --           403            --
Change in unrealized gains (losses)                  (366,059)      110,656        (1,502)          401         1,290            (6)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (429,333)       67,787        (1,912)          389         2,294            (4)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              470,471       754,200         8,126         3,301        95,582           750
Benefit payments                                      (31,165)       (3,210)           --            --            --            --
Payments on termination                              (400,361)      (63,436)           --            --            --            --
Contract maintenance charge                            (2,822)         (754)          (13)           --            (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                   480,140       472,816        (1,414)           --         9,068            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          516,263     1,159,616         6,699         3,301       104,643           750
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      86,930     1,227,403         4,787         3,690       106,937           746

NET ASSETS AT BEGINNING OF PERIOD                   1,991,007       763,604         3,690            --           746            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,077,937  $  1,991,007  $      8,477  $      3,690  $    107,683  $        746
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            158,771        59,886           309            --            74            --
   Units issued                                       150,309       117,408           704           309         9,990            74
   Units redeemed                                    (109,877)      (18,523)         (156)           --           (28)           --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  199,203       158,771           857           309        10,036            74
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                        PIMCO Variable Insurance Trust Sub-Accounts        Trust Sub-Accounts
                                                     -------------------------------------------------  ------------------------

                                                           Money Market           Total Return (d)            VT High Yield
                                                     ------------------------ ------------------------  ------------------------

                                                        2002        2001 (h)     2002        2001 (h)      2002        2001 (h)
                                                     -----------  ----------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                         $        (9) $         4 $       795  $         7  $       859  $       (11)
Net realized gains (losses)                                   --           --       1,312            6          (20)          --
Change in unrealized gains (losses)                           --           --         792          (19)       3,278          122
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                            (9)           4       2,899           (6)       4,117          111
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   3,728        3,722      95,250          664      101,569        4,155
Benefit payments                                              --           --          --           --           --           --
Payments on termination                                   (1,602)          --          --           --           --           --
Contract maintenance charge                                  (18)          --          (7)          --          (17)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                        1,061           --       9,130           --        7,886          460
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                               3,169        3,722     104,373          664      109,438        4,615
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I             --           --          --           --           --           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          3,160        3,726     107,272          658      113,555        4,726

NET ASSETS AT BEGINNING OF PERIOD                          3,726           --         658           --        4,726           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                          $     6,886  $     3,726 $   107,930  $       658  $   118,281  $     4,726
                                                     ===========  =========== ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                   372           --          66           --          448           --
   Units issued                                              497          372      10,030           66       11,052          448
   Units redeemed                                           (181)          --         (26)          --          (22)          --
                                                     -----------  ----------- -----------  -----------  -----------  -----------
  Units outstanding at end of period                         688          372      10,070           66       11,478          448
                                                     ===========  =========== ===========  ===========  ===========  ===========

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                        Putnam Variable            Rydex Variable       Salomon Brothers Variable
                                                       Trust Sub-Accounts        Trust Sub-Account      Series Funds Sub- Account
                                                    ------------------------  ------------------------  -------------------------

                                                       VT International
                                                       Growth and Income              Rydex OTC                  Capital
                                                    ------------------------  ------------------------  ------------------------

                                                        2002       2001 (h)       2002      2001 (h)       2002       2001 (h)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $       (35) $       (10) $       (13)  $       --  $       (50) $        21
Net realized gains (losses)                                  --           (1)        (704)          --          (10)          --
Change in unrealized gains (losses)                        (520)         132          (16)          --       (1,403)         317
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                         (555)         121         (733)          --       (1,463)         338
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                     --        3,635        1,689           --          332        4,871
Benefit payments                                             --           --           --           --           --           --
Payments on termination                                      --           --           --           --           --           --
Contract maintenance charge                                  (5)          --           --           --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                         (41)          --         (921)          --          124           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                                (46)       3,635          768           --          452        4,871
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          (601)       3,756           35           --       (1,011)       5,209

NET ASSETS AT BEGINNING OF PERIOD                         3,756           --           --           --        5,209           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                         $     3,155  $     3,756  $        35  $        --  $     4,198  $     5,209
                                                    ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  345           --           --           --          468           --
   Units issued                                               3          345          142           --           47          468
   Units redeemed                                            (7)          --         (138)          --           (4)          --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of period                       341          345            4           --          511          468
                                                    ===========  ===========  ===========  ===========  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional
                                                      Funds, Inc. Sub-Account       Van Kampen Life Investment Trust Sub-Accounts
                                                   -----------------------------  ------------------------------------------------

                                                   Van Kampen UIF High Yield (e)       LIT Comstock           LIT Domestic Income
                                                   -----------------------------  ------------------------  ----------------------

                                                        2002         2001 (h)         2002         2001      2002 (f)        2001
                                                    -----------    -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                        $    10,325    $       474    $   (21,934) $   (24,499) $   54,866  $   18,689
Net realized gains (losses)                                (317)            --        (95,611)      (9,460)    (34,418)      1,162
Change in unrealized gains (losses)                      (6,212)          (331)      (764,149)    (140,223)    (25,597)     21,122
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from operations                                       3,796            143       (881,694)    (174,182)     (5,149)     40,973
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                100,151          4,150        679,087    2,500,785      88,379     281,237
Benefit payments                                             --             --         (9,738)          --          --          --
Payments on termination                                  (2,707)            --       (205,312)    (107,764)    (20,063)    (45,433)
Contract maintenance charge                                 (12)            --         (3,542)        (356)       (113)         68
Transfers among the sub-accounts
    and with the Fixed Account - net                      5,821             --        624,083      559,300    (809,297)    118,599
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from capital transactions                           103,253          4,150      1,084,578    2,951,965    (741,094)    354,471
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I           --             --             --           --          --          --
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS                       107,049          4,293        202,884    2,777,783    (746,243)    395,444

NET ASSETS AT BEGINNING OF PERIOD                         4,293             --      3,253,536      475,753     746,243     350,799
                                                    -----------    -----------    -----------  -----------  ----------  ----------

NET ASSETS AT END OF PERIOD                         $   111,342    $     4,293    $ 3,456,420  $ 3,253,536  $       --  $  746,243
                                                    ===========    ===========    ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of period                 410             --        271,535       38,222      65,168       33,266
    Units issued                                         11,697            410        240,746      288,347      36,378       39,189
    Units redeemed                                         (473)            --       (150,326)     (55,034)   (101,546)      (7,287)
                                                    -----------    -----------    -----------  -----------  ----------  -----------
   Units outstanding at end of period                    11,634            410        361,955      271,535          --       65,168
                                                    ===========    ===========    ===========  ===========  ==========  ===========

 (e) Previously known as UIF High Yield

 (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

 (h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

 See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                                     -----------------------------------------------------------------------

                                                                                      LIT
                                                        LIT Emerging Growth        Government          LIT Money Market
                                                     --------------------------    -----------    --------------------------

                                                        2002           2001         2002 (g)         2002           2001
                                                     -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                         $   (36,217)   $   (35,027)   $    (9,351)   $    (3,965)   $    39,501
Net realized gains (losses)                             (348,018)      (106,175)         7,085             --             --
Change in unrealized gains (losses)                   (1,153,477)      (821,152)        64,151             --             --
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from operations                                   (1,537,712)      (962,354)        61,885         (3,965)        39,501
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                 625,847      2,480,607         66,961        946,370      1,361,761
Benefit payments                                         (32,768)            --         (1,312)           (66)            --
Payments on termination                                 (441,259)      (141,588)       (54,147)      (589,145)      (204,847)
Contract maintenance charge                               (4,686)        (1,891)          (433)        (7,230)        (1,687)
Transfers among the sub-accounts
    and with the Fixed Account - net                     435,753        795,907      1,222,732        820,425      1,002,267
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from capital transactions                            582,887      3,133,035      1,233,801      1,170,354      2,157,494
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I            --             --             --             --             --
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                       (954,825)     2,170,681      1,295,686      1,166,389      2,196,995

NET ASSETS AT BEGINNING OF PERIOD                      4,015,402      1,844,721             --      3,032,384        835,389
                                                     -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                          $ 3,060,577    $ 4,015,402    $ 1,295,686    $ 4,198,773    $ 3,032,384
                                                     ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period              381,854        118,584             --        279,441         78,720
    Units issued                                         280,543        307,655        172,934        472,392        438,075
    Units redeemed                                      (225,704)       (44,385)       (51,148)      (364,682)      (237,354)
                                                     -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period                    436,693        381,854        121,786        387,151        279,441
                                                     ===========    ===========    ===========    ===========    ===========

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    Van Kampen Life Investment
                                                    Trust (Class II) Sub-Account
                                                   -----------------------------

                                                            LIT Growth
                                                       and Income (Class II)
                                                   -----------------------------

                                                        2002        2001 (h)
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
Net investment income (loss)                         $      (68)   $       --
Net realized gains (losses)                              (1,329)           --
Change in unrealized gains (losses)                        (517)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from operations                                     (1,914)           --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
Deposits                                                 10,894            --
Benefit payments                                             --            --
Payments on termination                                      --            --
Contract maintenance charge                                  (6)           --
Transfers among the sub-accounts
     and with the Fixed Account - net                    (4,420)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from capital transactions                            6,468            --
                                                     ----------    ----------
Increase (decrease) in amounts retained in
     Allstate Financial Advisors Separate Account I          --            --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                         4,554            --

NET ASSETS AT BEGINNING OF PERIOD                            --            --
                                                     ----------    ----------

NET ASSETS AT END OF PERIOD                          $    4,554    $       --
                                                     ==========    ==========

UNITS OUTSTANDING
     Units outstanding at beginning of period                --            --
       Units issued                                       1,288            --
       Units redeemed                                      (785)           --
                                                     ----------    ----------
     Units outstanding at end of period                     503            --
                                                     ==========    ==========

(h)  For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003. In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. See Note 3 for further information. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate issues two variable annuity contracts, SelectDirections and the Allstate Financial Personal Retirement Manager ("Retirement Manager") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                   LAZARD RETIREMENT SERIES, INC.
          AIM V.I. Capital Appreciation                  Emerging Markets
          AIM V.I. Core Equity (Previously known as    LSA VARIABLE SERIES TRUST
              AIM V.I. Growth and Income)                LSA Aggressive Growth
          AIM V.I. Dent Demographics                     LSA Balanced
          AIM V.I. Diversified Income                    LSA Basic Value
          AIM V.I. International Growth (Previously      LSA Blue Chip
              known as AIM V.I. International Equity)    LSA Capital Appreciation
          AIM V.I. Premier Equity (Previously known      LSA Disciplined Equity
              as AIM V.I. Value)                         LSA Diversified Mid Cap
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        LSA Emerging Growth Equity
          VIP Contrafund                                 LSA Focused Equity
          VIP Growth                                     LSA Growth Equity
          VIP High Income                                LSA Mid Cap Value
          VIP Index 500                                  LSA Value Equity
          VIP Investment Grade Bond                    MFS VARIABLE INSURANCE TRUST
          VIP Overseas                                   MFS Bond
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        MFS High Income
          (SERVICE CLASS 2)                              MFS Investors Trust
          VIP Equity-Income (Service Class 2)            MFS New Discovery
          VIP Investment Grade Bond (Service           MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
              Class 2)                                   MFS New Discovery (Service Class)
          VIP Overseas (Service Class 2)                 MFS Utilities (Service Class)
        JANUS ASPEN SERIES (SERVICE SHARES)            OCC ACCUMULATION TRUST
          Global Value (Service Shares)                  OCC Science and Technology
          Worldwide Growth (Service Shares)              OCC Small Cap

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS           PUTNAM VARIABLE TRUST
        Oppenheimer Bond                             VT High Yield
        Oppenheimer Capital Appreciation             VT International Growth and Income
        Oppenheimer Global Securities              RYDEX VARIABLE TRUST
        Oppenheimer High Income                      Rydex OTC
        Oppenheimer Main Street Small Cap          SALOMON BROTHERS VARIABLE SERIES FUNDS
          Growth                                     Capital
      OPPENHEIMER VARIABLE ACCOUNT FUNDS           THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       (SERVICE CLASS)                               Van Kampen UIF High Yield (Previously
        Oppenheimer Main Street Small Cap              known as UIF High Yield)
          Growth (Service Class)                   VAN KAMPEN LIFE INVESTMENT TRUST
        Oppenheimer International Growth             LIT Comstock
          (Service Class)*                           LIT Domestic Income (Merged with LIT
      PIMCO VARIABLE INSURANCE TRUST                   Government)
        Foreign Bond                                 LIT Emerging Growth
        Money Market                                 LIT Government
        Total Return (Previously known as            LIT Money Market
          Total Return Bond)                       VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                     LIT Growth and Income (Class II)

          * Fund was available, but had no activity as of December 31, 2002.

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate has made investments in the funds of LSA Variable Series Trust ("Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 4 are not deducted from Allstate's investment in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On September 11, 2002, the boards of directors of Allstate and Northbrook Life approved the merger of Northbrook Life into Allstate (the "Merger"). Allstate and Northbrook Life will consummate the Merger on January 1, 2003. Allstate will be the surviving legal entity and Northbrook Life will no longer exist as an independent entity as a result of the Merger. In conjunction with the Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") will merge with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II will also be merged on January 1, 2003 with the Fixed Account maintained by Allstate.

     At December 31, 2002, the VA, VA II and the Account offered 11, 53, and 59 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the merger on January 1, 2003, the Account will offer 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II will not change as a result of the merger with the Account. All fees previously assessed by Northbrook Life will be assessed by Allstate subsequent to December 31, 2002. The table below presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2002.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Capital Appreciation                    $     2,649,338     $            --     $    21,154,818     $    23,804,156
     AIM V. I. Core Equity                                   2,411,868                                                   2,411,868
     AIM V. I. Dent Demographics                                 7,747                                                       7,747
     AIM V. I. Diversified Income                            1,036,826                                                   1,036,826
     AIM V. I. Growth                                                                               10,486,057          10,486,057
     AIM V. I. International Growth                          1,105,448                                                   1,105,448
     AIM V. I. Premier Equity                                1,966,890                              43,535,051          45,501,941

Alliance Variable Product Series Fund
     Alliance Growth                                                                                12,173,298          12,173,298
     Alliance Growth & Income                                                                      135,646,350         135,646,350
     Alliance Premier Growth                                                                        29,035,477          29,035,477

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                          3,930,762                                                   3,930,762
     VIP Growth                                              3,443,125                                                   3,443,125
     VIP High Income                                           696,733                                                     696,733
     VIP Index 500                                           4,452,989                                                   4,452,989
     VIP Investment Grade Bond                               5,077,425                                                   5,077,425
     VIP Overseas                                            1,166,090                                                   1,166,090

Fidelity Variable Insurance Products Fund (Service
   Class 2)
     VIP Equity-Income (Service Class 2)                         7,222                                                       7,222
     VIP Investment Grade Bond (Service Class 2)               129,151                                                     129,151
     VIP Overseas (Service Class 2)                              3,156                                                       3,156

Janus Aspen Series (Service Shares)
     Global Value (Service Shares)                               8,212                                                       8,212
     Worldwide Growth (Service Shares)                           8,662                                                       8,662

Lazard Retirement Series, Inc.
     Emerging Markets                                            5,176                                                       5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
     LSA Aggressive Growth                             $     1,609,732     $            --     $     1,902,072     $     3,511,804
     LSA Balanced                                            4,707,772                                                   4,707,772
     LSA Basic Value                                         1,889,631                                                   1,889,631
     LSA Blue Chip                                           1,787,336                                                   1,787,336
     LSA Capital Appreciation                                2,119,259                                                   2,119,259
     LSA Disciplined Equity                                  6,552,583                                                   6,552,583
     LSA Diversified Mid Cap                                 2,440,867                                                   2,440,867
     LSA Emerging Growth Equity                              2,922,350                                                   2,922,350
     LSA Focused Equity                                      3,159,482                                                   3,159,482
     LSA Growth Equity                                       3,587,419                                                   3,587,419
     LSA Mid Cap Value                                       2,477,979                                                   2,477,979
     LSA Value Equity                                        4,598,389                                                   4,598,389

MFS Variable Insurance Trust
     MFS Bond                                                2,262,877                                                   2,262,877
     MFS High Income                                           446,764                                                     446,764
     MFS Investors Trust                                     1,806,065                                                   1,806,065
     MFS New Discovery                                       2,379,680                                                   2,379,680

MFS Variable Insurance Trust (Service Class)
     MFS New Discovery (Service Class)                           3,871                                                       3,871
     MFS Utilities (Service Class)                                  86                                                          86

Morgan Stanley Variable Investment Series
     Aggressive Equity                                                                              37,744,391          37,744,391
     Dividend Growth                                                            16,175,433         762,851,012         779,026,445
     Equity                                                                     23,039,815         572,558,344         595,598,159
     European Growth                                                             3,838,954         178,747,148         182,586,102
     Global Advantage                                                                   --          21,521,435          21,521,435
     Global Dividend Growth                                                      2,248,250         187,920,626         190,168,876
     High Yield                                                                  2,422,542          41,082,879          43,505,421
     Income Builder                                                                255,457          46,838,848          47,094,305
     Information                                                                                     1,960,815           1,960,815
     Limited Duration                                                                               69,290,700          69,290,700
     Money Market                                                               10,387,894         391,619,468         402,007,362
     Pacific Growth                                                                291,483          18,027,664          18,319,147
     Quality Income Plus                                                         9,139,207         388,576,672         397,715,879
     S&P 500 Index                                                                                 104,608,980         104,608,980
     Strategist                                                                 15,900,893         336,030,851         351,931,744
     Utilities                                                                   4,484,266         175,038,501         179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------

                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class
   Y Shares)
     Aggressive Equity (Class Y Shares)                $            --     $            --     $    17,226,203     $    17,226,203
     Dividend Growth (Class Y Shares)                                                               68,922,746          68,922,746
     Equity (Class Y Shares)                                                                        63,832,081          63,832,081
     European Growth (Class Y Shares)                                                               21,754,695          21,754,695
     Global Advantage (Class Y Shares)                                                               5,211,886           5,211,886
     Global Dividend Growth (Class Y Shares)                                                        20,620,654          20,620,654
     High Yield (Class Y Shares)                                                                    10,638,797          10,638,797
     Income Builder (Class Y Shares)                                                                13,400,928          13,400,928
     Information (Class Y Shares)                                                                    5,043,719           5,043,719
     Limited Duration (Class Y Shares)                                                              70,980,957          70,980,957
     Money Market (Class Y Shares)                                                                 131,413,323         131,413,323
     Pacific Growth (Class Y Shares)                                                                 2,619,407           2,619,407
     Quality Income Plus (Class Y Shares)                                                           99,129,739          99,129,739
     S&P 500 Index (Class Y Shares)                                                                 61,908,782          61,908,782
     Strategist (Class Y Shares)                                                                    55,794,328          55,794,328
     Utilities (Class Y Shares)                                                                     19,653,084          19,653,084

OCC Accumulation Trust
     OCC Science and Technology                                    921                                                         921
     OCC Small Cap                                                 798                                                         798

Oppenheimer Variable Account Funds
     Oppenheimer Bond                                        8,734,608                                                   8,734,608
     Oppenheimer Capital Appreciation                        4,902,477                                                   4,902,477
     Oppenheimer Global Securities                           4,402,396                                                   4,402,396
     Oppenheimer High Income                                 1,061,681                                                   1,061,681
     Oppenheimer Main Street Small Cap Growth                2,077,937                                                   2,077,937

Oppenheimer Variable Account Funds (Service Class ("SC"))
     Oppenheimer Main Street Small Cap Growth (SC)               8,477                                                       8,477

PIMCO Variable Insurance Trust
     Foreign Bond                                              107,683                                                     107,683
     Money Market                                                6,886                                                       6,886
     Total Return                                              107,930                                                     107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                    Allstate Financial                                            Allstate Financial
                                                    Advisors Separate   Northbrook Variable  Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                              Account I        Annuity Account    Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
     VT Growth and Income                             $            --     $            --      $    30,708,551     $    30,708,551
     VT High Yield                                            118,281                                                      118,281
     VT International Growth                                                                        48,013,703          48,013,703
     VT International Growth and Income                         3,155                                                        3,155
     VT Small Cap Value                                                                             20,193,705          20,193,705
     VT Voyager                                                                                     34,395,037          34,395,037

Rydex Variable Trust
     Rydex OTC                                                     35                                                           35

Salomon Brothers Variable Series Funds
     Capital                                                    4,198                                                        4,198

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                                                    21,571,826          21,571,826
     UIF Equity Growth                                                                              47,599,623          47,599,623
     UIF International Magnum                                                                       19,087,765          19,087,765
     UIF Mid Cap Growth                                                                              6,544,012           6,544,012
     UIF Mid Cap Value                                                                              75,421,246          75,421,246
     UIF U.S. Real Estate                                                                           44,037,989          44,037,989
     Van Kampen UIF High Yield                                111,342                                                      111,342

Van Kampen Life Investment Trust
     LIT Comstock                                           3,456,420                               19,704,044          23,160,464
     LIT Emerging Growth                                    3,060,577                               82,915,649          85,976,226
     LIT Government                                         1,295,686                                                    1,295,686
     LIT Money Market                                       4,198,773                                                    4,198,773

Van Kampen Life Investment Trust (Class II)
     LIT Comstock (Class II)                                                                        38,761,904          38,761,904
     LIT Emerging Growth (Class II)                                                                 24,441,575          24,441,575
     LIT Growth and Income (Class II)                           4,554                                                        4,554
                                                      ---------------     ---------------      ---------------     ---------------

            TOTAL NET ASSETS                          $   106,523,777     $    88,184,194      $ 4,769,899,415     $ 4,964,607,386
                                                      ===============     ===============      ===============     ===============

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 1.70% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:


                                                                             Purchases
                                                                          ---------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
           AIM V. I. Capital Appreciation                                 $       972,141
           AIM V. I. Core Equity (a)                                            1,040,250
           AIM V. I. Dent Demographics                                             17,499
           AIM V. I. Diversified Income                                           566,268
           AIM V. I. International Growth (b)                                     417,755
           AIM V. I. Premier Equity (c)                                         1,130,630

     Investments in the Fidelity Variable Insurance Products Fund
        Sub-Accounts:
           VIP Contrafund                                                       1,752,847
           VIP Growth                                                           1,594,474
           VIP High Income                                                        351,586
           VIP Index 500                                                        2,426,199
           VIP Investment Grade Bond                                            2,337,705
           VIP Overseas                                                           491,597

     Investments in the Fidelity Variable Insurance Products Fund
        Service Class 2) Sub-Accounts:
           VIP Equity-Income (Service Class 2)                                     13,255
           VIP Investment Grade Bond (Service Class 2)                            115,830
           VIP Overseas (Service Class 2)                                           3,443

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
           Global Value (Service Shares)                                            9,614
           Worldwide Growth (Service Shares)                                       12,345

     Investments in the Lazard Retirement Series, Inc. Sub-Account:
           Emerging Markets                                                           489

     (a) Previously known as AIM V. I. Growth and Income

     (b) Previously known as AIM V. I. International Equity

     (c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                             Purchases
                                                                          ---------------
     Investments in the LSA Variable Series Trust Sub-Accounts:
           LSA Aggressive Growth                                          $         9,025
           LSA Balanced                                                            69,620
           LSA Basic Value                                                         10,610
           LSA Blue Chip                                                           19,711
           LSA Capital Appreciation                                                12,804
           LSA Disciplined Equity                                                  37,903
           LSA Diversified Mid Cap                                                  6,212
           LSA Emerging Growth Equity                                               1,959
           LSA Focused Equity                                                         983
           LSA Growth Equity                                                        2,279
           LSA Mid Cap Value                                                        7,223
           LSA Value Equity                                                           803

     Investments in MFS Variable Insurance Trust Sub-Accounts:
           MFS Bond                                                             1,055,566
           MFS High Income                                                        198,769
           MFS Investors Trust                                                    812,407
           MFS New Discovery                                                    1,088,098

     Investments in MFS Variable Insurance Trust (Service Class)
       Sub-Accounts:
           MFS New Discovery (Service Class)                                       11,522
           MFS Utilities (Service Class)                                              103

     Investments in the OCC Accumulation Trust Sub-Accounts:
           OCC Science and Technology                                               1,071
           OCC Small Cap                                                              623

     Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
           Oppenheimer Bond                                                     3,888,754
           Oppenheimer Capital Appreciation                                     1,887,611
           Oppenheimer Global Securities                                        1,490,378
           Oppenheimer High Income                                                568,549
           Oppenheimer Main Street Small Cap Growth                             1,043,763

     Investments in the Oppenheimer Variable Account Funds
       (Service Class ("SC")) Sub-Account:
           Oppenheimer Main Street Small Cap Growth (SC)                            8,145

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                              --------------
     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
          Foreign Bond                                                        $      106,292
          Money Market                                                                 4,916
          Total Return (d)                                                           107,113

     Investments in the Putnam Variable Trust Sub-Accounts:
          VT High Yield                                                              110,957
          VT International Growth and Income                                              44

     Investments in the Rydex Variable Trust Sub-Account:
          Rydex OTC                                                                    1,699

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
          Capital                                                                        467

     Investments in The Universal Institutional Funds, Inc. Sub-Account:
          Van Kampen UIF High Yield (e)                                              118,253

     Investments in the Van Kampen Life Investment Trust Sub-Accounts:
          LIT Comstock                                                             1,663,375
          LIT Domestic Income (f)                                                    199,929
          LIT Emerging Growth                                                      1,191,800
          LIT Government (g)                                                       1,371,712
          LIT Money Market                                                         3,137,758

     Investments in the Van Kampen Life Investment Trust (Class II)
       Sub-Account:
          LIT Growth and Income (Class II)                                            13,061
                                                                              --------------

                                                                              $   33,515,794
                                                                              ==============

    (d) Previously know as Total Return Bond

    (e) Previously known as UIF High Yield

    (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

    (g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 4, the expense ratio represents mortality and expense risk charges and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                      At December 31,                  For the year ended December 31,
                                                    -------------------   --------------------------------------------------------

                                                       Accumulation        Investment           Expense                Total
                                                        Unit Value        Income Ratio*          Ratio**              Return***
                                                    ------------------    -------------     ---------------    -------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
     AIM V. I. Capital Appreciation
        2002                                        $  6.86 -  $  6.95         0.00 %       1.25%  -   1.65 %  -25.60 %  -  -25.30 %
        2001                                           9.22 -     9.31         0.00         1.25   -   1.65    -24.55    -  -24.24
     AIM V. I. Core Equity (a)
        2002                                           6.54 -     6.63         0.35         1.25   -   1.65    -16.97    -  -16.63
        2001                                           7.88 -     7.96         0.07         1.25   -   1.65    -24.11    -  -23.80
     AIM V. I. Dent Demographics
        2002                                           8.32 -     8.32         0.00         1.50   -   1.50    -33.22    -  -33.22
        2001 (h)                                      12.46 -    12.46         0.00         1.50   -   1.50     24.59    -   24.59

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,                For the year ended December 31,
                                                        ----------------    ------------------------------------------------------
                                                          Accumulation        Investment        Expense              Total
                                                           Unit Value        Income Ratio*      Ratio**             Return***
                                                        ----------------    -------------   --------------    --------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts (continued):
     AIM V. I. Diversified Income
        2002                                            $ 10.21 - $ 10.28          9.05 %   1.25 % -  1.45 %    0.83 %  -     1.03 %
        2001                                              10.13 -   10.18          9.05     1.25   -  1.45      2.09    -     2.30
     AIM V. I. International Equity (b)
        2002                                               6.70 -    6.79          0.64     1.25   -  1.65    -17.06    -   -16.72
        2001                                               8.07 -    8.15          0.42     1.25   -  1.65    -24.79    -   -24.49
     AIM V. I. Premier Equity (c)
        2002                                               5.90 -    5.99          0.39     1.25   -  1.65    -31.40    -   -31.13
        2001                                               8.61 -    8.69          0.17     1.25   -  1.65    -14.00    -   -13.66

Investments in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
     VIP Contrafund
        2002                                               8.14 -    8.25          0.80     1.25   -  1.65    -10.83    -   -10.48
        2001                                               9.12 -    9.21          0.42     1.25   -  1.65    -13.69    -   -13.34
     VIP Growth
        2002                                               6.04 -    6.13          0.25     1.25   -  1.65    -31.25    -   -30.98
        2001                                               8.79 -    8.88          0.05     1.25   -  1.65    -19.01    -   -18.68
     VIP High Income
        2002                                               6.88 -    6.92          9.55     1.25   -  1.45      1.95    -     2.16
        2001                                               6.71 -    6.78          8.48     1.25   -  1.65    -13.15    -   -12.84
     VIP Index 500
        2002                                               6.58 -    6.67          1.16     1.25   -  1.65    -23.52    -   -23.22
        2001                                               8.60 -    8.69          0.69     1.25   -  1.65    -13.55    -   -13.20
     VIP Investment Grade Bond
        2002                                              12.73 -   12.90          3.02     1.25   -  1.65      8.54    -     8.97
        2001                                              11.73 -   11.84          2.84     1.25   -  1.65      6.68    -     7.11
     VIP Overseas
        2002                                               6.33 -    6.37          0.80     1.25   -  1.45    -21.43    -   -21.27
        2001                                               8.02 -    8.10          3.42     1.25   -  1.65    -22.47    -   -22.15

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          ----------------  -----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                          ----------------  -------------   --------------    -------------------
Investments in the Fidelity Variable Insurance Products
  Fund (Service Class 2) Sub-Accounts:
     VIP Equity-Income (Service Class 2)
        2002                                              $  8.93 - $ 8.93           0.53 %  1.50 %-  1.50 %  -18.40 % -   -18.40 %
        2001 (h)                                            10.94 -  10.94           0.00    1.50  -  1.50      9.41   -     9.41
     VIP Investment Grade Bond (Service Class 2)
        2002                                                10.79 -  10.79           0.62    1.50  -  1.50      8.44   -     8.44
        2001 (h)                                             9.95 -   9.95           0.00    1.50  -  1.50     -0.53   -    -0.53
     VIP Overseas (Service Class 2)
        2002                                                 8.62 -   8.62           0.85    1.50  -  1.50    -21.65   -   -21.65
        2001 (h)                                            11.00 -  11.00           0.00    1.50  -  1.50      9.98   -     9.98

Investments in the Janus Aspen Series (Service
  Shares) Sub-Accounts:
     Global Value (Service Shares)
        2002                                                10.21 -  10.21           0.93    1.50  -  1.50      2.10   -     2.10
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00
     Worldwide Growth (Service Shares)
        2002                                                 8.27 -   8.27           1.27    1.50  -  1.50    -17.35   -   -17.35
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00

Investments in the Lazard Retirement Series, Inc.
  Sub-Account:
     Emerging Markets
        2002                                                11.73 -  11.73           0.61    1.50  -  1.50    -2.98    -    -2.98
        2001 (h)                                            12.09 -  12.09           0.81    1.50  -  1.50     20.95   -    20.95

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,             For the year ended December 31,
                                                          ----------------   ----------------------------------------------------

                                                            Accumulation      Investment       Expense              Total
                                                             Unit Value      Income Ratio*     Ratio**            Return***
                                                          ----------------   -------------  --------------   --------------------
Investments in the LSA Variable Series Trust
  Sub-Accounts:
     LSA Aggressive Growth
        2002                                              $  7.74 - $  7.74         0.00 %  1.50 %-  1.50 %  -32.62 %  -   -32.62 %
        2001 (h)                                            11.48 -   11.48         0.00    1.50  -  1.50     14.82    -    14.82
     LSA Balanced
        2002                                                 8.20 -    8.20         1.22    1.50  -  1.50    -19.53    -   -19.53
        2001                                                10.19 -   10.19         1.87    1.50  -  1.50      1.86    -     1.86
     LSA Basic Value
        2002                                                 8.84 -    8.84         0.00    1.50  -  1.50    -22.88    -   -22.88
        2001 (h)                                            11.46 -   11.46         0.03    1.50  -  1.50     14.64    -    14.64
     LSA Blue Chip
        2002                                                 8.16 -    8.16         0.00    1.50  -  1.50    -27.30    -   -27.30
        2001 (h)                                            11.22 -   11.22         0.00    1.50  -  1.50     12.22    -    12.22
     LSA Capital Appreciation
        2002                                                 8.91 -    8.91         0.00    1.50  -  1.50    -29.73    -   -29.73
        2001 (h)                                            12.68 -   12.68         0.00    1.50  -  1.50     26.82    -    26.82
     LSA Disciplined Equity
        2002                                                 8.16 -    8.16         0.41    1.50  -  1.50    -26.38    -   -26.38
        2001                                                11.08 -   11.08         0.22    1.50  -  1.50     10.83    -    10.83
     LSA Diversified Mid Cap
        2002                                                 9.47 -    9.47         0.08    1.50  -  1.50    -20.46    -   -20.46
        2001 (h)                                            11.90 -   11.90         0.13    1.50  -  1.50     19.01    -    19.01
     LSA Emerging Growth Equity
        2002                                                 7.54 -    7.54         0.00    1.50  -  1.50    -42.77    -   -42.77
        2001                                                13.17 -   13.17         0.03    1.50  -  1.50     31.69    -    31.69
     LSA Focused Equity
        2002                                                 7.67 -    7.67         0.00    1.50  -  1.50    -30.87    -   -30.87
        2001                                                11.10 -   11.10         0.06    1.50  -  1.50     11.02    -    11.02
     LSA Growth Equity
        2002                                                 8.21 -    8.21         0.03    1.50  -  1.50    -25.51    -   -25.51
        2001                                                11.02 -   11.02         0.00    1.50  -  1.50     10.24    -    10.24
     LSA Mid Cap Value
        2002                                                10.92 -   10.92         0.20    1.50  -  1.50      9.21    -     9.21
        2001 (h)                                               -- -      --         0.00    0.00  -  0.00      0.00    -     0.00
     LSA Value Equity
        2002                                                 8.49 -    8.49         0.00    1.50  -  1.50    -23.34    -   -23.34
        2001                                                11.07 -   11.07         0.49    1.50  -  1.50     10.71    -    10.71

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense              Total
                                                             Unit Value      Income Ratio*       Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in MFS Variable Insurance Trust
  Sub-Accounts:
     MFS Bond
        2002                                              $ 12.22 - $ 12.39        5.84 %   1.25 % -  1.65 %    7.14 % -    7.57 %
        2001                                                11.41 -   11.52        4.58     1.25   -  1.65      6.92   -    7.35
     MFS High Income
        2002                                                 9.42 -    9.55        7.56     1.25   -  1.65      0.89   -    1.29
          2001                                               9.33 -    9.42        6.88     1.25   -  1.65      0.39   -    0.80
     MFS Investors Trust
        2002                                                 6.60 -    6.70        0.60     1.25   -  1.65    -22.10   -  -21.95
        2001                                                 8.54 -    8.58        0.43     1.25   -  1.45    -17.17   -  -17.00
     MFS New Discovery
        2002                                                 9.39 -    9.52        0.00     1.25   -  1.65    -32.75   -  -32.48
        2001                                                13.96 -   14.09        0.00     1.25   -  1.65     -6.59   -   -6.22

Investments in MFS Variable Insurance Trust (Service
  Class) Sub-Accounts:
     MFS New Discovery (Service Class)
        2002                                                 8.63 -    8.63        0.00     1.50   -  1.50    -32.83   -  -32.83
        2001 (h)                                            12.85 -   12.85        0.00     1.50   -  1.50     28.50   -   28.50
     MFS Utilities (Service Class)
        2002                                                 7.64 -    7.64        2.33     1.50   -  1.50    -23.57   -  -23.57
        2001 (h)                                               -- -      --        0.00     0.00   -  0.00      0.00   -    0.00

Investments in the OCC Accumulation Trust Sub-Accounts:
     OCC Science and Technology
        2002                                                 7.80 -    7.80        0.00     1.50   -  1.50    -50.34   -  -50.34
        2001 (h)                                            15.70 -   15.70        0.00     1.50   -  1.50     57.03   -   57.03
     OCC Small Cap
        2002                                                 9.29 -    9.29        0.00     1.50   -  1.50    -22.81   -  -22.81
        2001 (h)                                            12.03 -   12.03        0.00     1.50   -  1.50     20.33   -   20.33

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense             Total
                                                            Unit Value       Income Ratio*      Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in the Oppenheimer Variable Account Funds
  Sub-Accounts:
     Oppenheimer Bond
        2002                                              $ 11.87 - $ 12.04        6.14 %   1.25 % - 1.65 %     7.29 % -    7.72 %
        2001                                                11.07 -   11.17        5.83     1.25   - 1.65       6.01   -    6.44
     Oppenheimer Capital Appreciation
        2002                                                 7.81 -    7.92        0.64     1.25   - 1.65     -28.06   -  -27.77
        2001                                                10.86 -   10.96        0.47     1.25   - 1.65     -14.02   -  -13.67
     Oppenheimer Global Securities
        2002                                                 9.68 -    9.81        0.60     1.25   - 1.65     -23.41   -  -23.10
        2001                                                12.64 -   12.76        0.51     1.25   - 1.65     -13.49   -  -13.14
     Oppenheimer High Income
        2002                                                 9.22 -    9.28       11.89     1.25   - 1.45      -3.80   -   -3.61
        2001                                                 9.59 -    9.63        7.52     1.25   - 1.45       0.49   -    0.69
     Oppenheimer Main Street Small Cap Growth
        2002                                                10.30 -   10.44        0.00     1.25   - 1.65     -17.13   -  -16.79
        2001                                                12.43 -   12.55        0.00     1.25   - 1.65      -2.00   -   -1.61

Investments in the Oppenheimer Variable Account Funds
  (Service Class) Sub-Account:
     Oppenheimer Main Street Small Cap Growth
       (Service Class)
        2002                                                 9.89 -    9.89        0.00     1.50   - 1.50     -17.19   -  -17.19
        2001 (h)                                            11.94 -   11.94        0.00     1.50   - 1.50      19.40   -   19.40

Investments in the PIMCO Variable Insurance Trust
  Sub-Accounts:
     Foreign Bond
        2002                                                10.73 -   10.73        1.96     1.50   - 1.50       6.58   -    6.58
        2001 (h)                                            10.07 -   10.07        0.80     1.50   - 1.50       0.68   -    0.68
     Money Market
        2002                                                10.01 -   10.01        1.68     1.50   - 1.50      -0.12   -   -0.12
        2001 (h)                                            10.02 -   10.02        0.70     1.50   - 1.50       0.17   -    0.17
     Total Return (d)
        2002                                                10.72 -   10.72        2.31     1.50   - 1.50       7.45   -    7.45
        2001 (h)                                             9.97 -    9.97        2.43     1.50   - 1.50      -0.25   -   -0.25

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            At December 31,             For the year ended December 31,
                                                           -----------------  ----------------------------------------------------
                                                             Accumulation      Investment       Expense              Total
                                                              Unit Value      Income Ratio*     Ratio**            Return***
                                                           -----------------  -------------  -------------    --------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT High Yield
        2002                                               $ 10.31 - $ 10.31         2.38 %  1.50 % - 1.50 %   -2.21 %  -    -2.21 %
        2001 (h)                                             10.54 -   10.54         0.00    1.50   - 1.50      5.38    -     5.38
     VT International Growth and Income
        2002                                                  9.24 -    9.24         0.52    1.50   - 1.50    -15.06    -   -15.06
        2001 (h)                                             10.88 -   10.88         0.00    1.50   - 1.50      8.79    -     8.79

Investments in the Rydex Variable Trust Sub-Account:
     Rydex OTC
        2002                                                  8.18 -    8.18         0.00    1.50   - 1.50    -18.23    -   -18.23
        2001 (h)                                                -- -      --         0.00    0.00   - 0.00      0.00    -     0.00

Investments in the Salomon Brothers Variable Series Funds
  Sub-Account:
     Capital
        2002                                                  8.22 -    8.22         0.45    1.50   - 1.50    -26.18    -   -26.18
        2001 (h)                                             11.14 -   11.14         1.34    1.50   - 1.50     11.37    -    11.37

Investments in The Universal Institutional Funds, Inc.
  Sub-Account:
     Van Kampen UIF High Yield (e)
        2002                                                  9.57 -    9.57        18.80    1.50   - 1.50     -8.66    -    -8.66
        2001 (h)                                             10.48 -   10.48        22.64    1.50   - 1.50      4.78    -     4.78

(e) Previously known as UIF High Yield

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,               For the year ended December 31,
                                                        ------------------  ----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                        ------------------  -------------  --------------    --------------------
Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
     LIT Comstock
        2002                                            $  9.44  - $  9.57        0.77 %   1.25 % -  1.65 %  -20.57 %  -   -20.25 %
        2001                                              11.89  -   12.00        0.00     1.25   -  1.65     -4.06    -    -3.68
     LIT Domestic Income (f)
        2002                                                 --  -      --       15.62     0.00   -  0.00      0.00    -     0.00
        2001                                              11.36  -   11.47        4.74     1.25   -  1.65      8.16    -     8.60
     LIT Emerging Growth
        2002                                               6.93  -    7.02        0.35     1.25   -  1.65    -33.59    -   -33.33
        2001                                              10.43  -   10.53        0.06     1.25   -  1.65    -32.62    -   -32.35
     LIT Government
        2002 (g)                                          10.61  -   10.64        0.00     1.25   -  1.65      6.14    -     6.43
     LIT Money Market
        2002                                              10.72  -   10.86        1.25     1.25   -  1.65     -0.44    -    -0.04
        2001                                              10.76  -   10.87        3.48     1.25   -  1.65      1.98    -     2.39

Investments in the Van Kampen Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income (Class II)
        2002                                               9.05  -    9.05        1.05     1.50   -  1.50     -9.50    -    -9.50
        2001 (h)                                             --  -      --        0.00     0.00   -  0.00      0.00    -     0.00

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

                    NORTHBROOK VARIABLE
                    ANNUITY ACCOUNT

                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002 AND FOR THE PERIODS ENDED DECEMBER 31, 2002 AND DECEMBER 31, 2001, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Variable Annuity Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Variable Annuity Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, on January 1, 2003, Northbrook Life Insurance Company merged into Allstate Life Insurance Company. In conjunction with this merger, the Account merged with Allstate Financial Advisors Separate Account I, which is a separate account of the Allstate Life Insurance Company.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                   Morgan Stanley Variable Investment Series Sub-Accounts
                                             -------------------------------------------------------------------

                                                                                         Global
                                              Dividend                     European     Dividend         High
                                               Growth        Equity         Growth       Growth         Yield
                                             -----------   -----------   -----------   -----------   -----------
ASSETS
Investments at fair value                    $ 16,175,433   $ 23,039,815   $ 3,838,954   $ 2,248,250   $ 2,422,542
                                             ------------   ------------   -----------   -----------   -----------
    Total assets                             $ 16,175,433   $ 23,039,815   $ 3,838,954   $ 2,248,250   $ 2,422,542
                                             ============   ============   ===========   ===========   ===========
NET ASSETS
Accumulation units                           $ 15,780,822   $ 22,807,207   $ 3,772,282   $ 2,234,950   $ 2,374,839
Contracts in payout (annuitization) period        394,611        232,608        66,672        13,300        47,703
                                             ------------   ------------   -----------   -----------   -----------
    Total net assets                         $ 16,175,433   $ 23,039,815   $ 3,838,954   $ 2,248,250   $ 2,422,542
                                             ============   ============   ===========   ===========   ===========
FUND SHARE INFORMATION
    Number of shares                            1,494,957      1,295,828       295,987       227,786     2,375,042
                                             ============   ============   ===========   ===========   ===========
    Cost                                     $ 20,925,295   $ 37,792,308   $ 5,552,082   $ 2,716,975   $ 7,501,146
                                             ============   ============   ===========   ===========   ===========



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                     Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------

                                                                                            Quality
                                                Income          Money         Pacific        Income
                                                Builder         Market        Growth          Plus        Strategist
                                             ------------   ------------   ------------   ------------   ------------
ASSETS
Investments at fair value                    $    255,457   $ 10,387,894   $    291,483   $  9,139,207   $ 15,900,893
                                             ------------   ------------   ------------   ------------   ------------
    Total assets                             $    255,457   $ 10,387,894   $    291,483   $  9,139,207   $ 15,900,893
                                             ============   ============   ============   ============   ============
NET ASSETS
Accumulation units                           $    255,457   $ 10,040,810   $    289,236   $  8,871,401   $ 15,548,639
Contracts in payout (annuitization) period              -        347,084          2,247        267,806        352,254
                                             ------------   ------------   ------------   ------------   ------------
    Total net assets                         $    255,457   $ 10,387,894   $    291,483   $  9,139,207   $ 15,900,893
                                             ============   ============   ============   ============   ============
FUND SHARE INFORMATION
    Number of shares                               27,234     10,387,894         94,946        872,895      1,286,480
                                             ============   ============   ============   ============   ============
    Cost                                     $    295,838   $ 10,387,894   $    302,225   $  8,942,208   $ 16,942,347
                                             ============   ============   ============   ============   ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                            Morgan Stanley
                                         Variable Investment
                                               Series
                                            Sub-Accounts
                                            ------------

                                              Utilities
                                             -----------
ASSETS
Investments at fair value                    $ 4,484,266
                                             -----------
    Total assets                             $ 4,484,266
                                             ===========
NET ASSETS
Accumulation units                           $ 4,214,406
Contracts in payout (annuitization) period       269,860
                                             -----------
    Total net assets                         $ 4,484,266
                                             ===========
FUND SHARE INFORMATION
    Number of shares                             407,661
                                             ===========
    Cost                                     $ 5,973,294
                                             ===========



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                                  -------------------------------------------------------------------------

                                                                                                                   Global
                                                    Capital        Dividend                        European       Dividend
                                                   Growth (a)       Growth          Equity          Growth         Growth
                                                  -----------    ------------    ------------    ------------    ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $     4,395    $    396,813    $    102,684    $     65,080    $   46,967
Charges from Northbrook Life Insurance Company:
    Mortality and expense risk                         (9,957)       (203,674)       (284,867)        (48,965)      (26,217)
                                                  -----------    ------------    ------------    ------------    ----------
        Net investment income (loss)                   (5,562)        193,139        (182,183)         16,115        20,750
                                                  -----------    ------------    ------------    ------------    ----------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                             1,652,607       5,087,115       7,352,894       3,156,952       697,552
    Cost of investments sold                        2,553,727       5,686,569      10,591,470       4,421,222       760,593
                                                  -----------    ------------    ------------    ------------    ----------
        Realized gains (losses) on fund shares       (901,120)       (599,454)     (3,238,576)     (1,264,270)      (63,041)

Realized gain distributions                                 -               -               -               -             -
                                                  -----------    ------------    ------------    ------------    ----------

        Net realized gains (losses)                  (901,120)       (599,454)     (3,238,576)     (1,264,270)      (63,041)

Change in unrealized gains (losses)                   695,688      (3,615,653)     (3,716,314)         60,230      (329,077)
                                                  -----------    ------------    ------------    ------------    ----------
        Net realized and unrealized gains
             (losses) on investments                 (205,432)     (4,215,107)     (6,954,890)     (1,204,040)     (392,118)
                                                  -----------    ------------    ------------    ------------    ----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $  (210,994)   $ (4,021,968)   $ (7,137,073)   $ (1,187,925)   $ (371,368)
                                                  ===========    ============    ============    ============    ==========



(a) Merged on August 31, 2002 with Money Market



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                                  -----------------------------------------------------------------------

                                                                                                                 Quality
                                                      High         Income         Money         Pacific          Income
                                                     Yield         Builder        Market         Growth           Plus
                                                  ------------    ---------    ------------    ----------     -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $    456,472    $  11,558    $    146,790    $         -    $   590,129
Charges from Northbrook Life Insurance Company:
    Mortality and expense risk                         (24,530)      (2,559)       (110,461)        (4,256)       (96,572)
                                                  ------------    ---------    ------------    -----------    -----------
        Net investment income (loss)                   431,942        8,999          36,329         (4,256)       493,557
                                                  ------------    ---------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              1,190,793      163,644      11,506,217      3,017,033      2,725,731
    Cost of investments sold                         4,280,268      173,069      11,506,217      3,136,044      2,686,471
                                                  ------------    ---------    ------------    -----------    -----------

        Realized gains (losses) on fund shares      (3,089,475)      (9,425)              -       (119,011)        39,260

Realized gain distributions                                  -            -               -              -              -
                                                  ------------    ---------    ------------    -----------    -----------

        Net realized gains (losses)                 (3,089,475)      (9,425)              -       (119,011)        39,260

Change in unrealized gains (losses)                  2,445,844      (31,114)              -         39,696       (127,089)
                                                  ------------    ---------    ------------    -----------    -----------

        Net realized and unrealized gains
             (losses) on investments                  (643,631)     (40,539)              -        (79,315)       (87,829)
                                                  ------------    ---------    ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $   (211,689)   $ (31,540)   $     36,329    $   (83,571)   $   405,728
                                                  ============    =========    ============    ===========    ===========



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                     Morgan Stanley Variable
                                                 Investment Series Sub-Accounts
                                                 ------------------------------

                                                   Strategist       Utilities
                                                  ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $    280,706    $    169,150
Charges from Northbrook Life Insurance Company:
    Mortality and expense risk                        (180,766)        (56,819)
                                                  ------------    ------------

        Net investment income (loss)                    99,940         112,331
                                                  ------------    ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              3,602,532       2,023,801
    Cost of investments sold                         3,588,786       2,436,400
                                                  ------------    ------------

        Realized gains (losses) on fund shares          13,746        (412,599)

Realized gain distributions                                  -               -
                                                  ------------    ------------

        Net realized gains (losses)                     13,746        (412,599)

Change in unrealized gains (losses)                 (2,188,780)     (1,427,706)
                                                  ------------    ------------
        Net realized and unrealized gains
             (losses) on investments                (2,175,034)     (1,840,305)
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $ (2,075,094)   $ (1,727,974)
                                                  ============    ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   Capital Growth               Dividend Growth                   Equity
                                             --------------------------   ---------------------------   ---------------------------

                                               2002 (a)        2001           2002           2001           2002           2001
                                             ------------   -----------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     (5,562)  $   (10,613)  $    193,139   $    235,098   $   (182,183)  $   (207,059)
Net realized gains (losses)                      (901,120)     (131,909)      (599,454)         7,700     (3,238,576)     8,222,695
Change in unrealized gains (losses)               695,688      (747,995)    (3,615,653)    (2,065,326)    (3,716,314)   (24,940,795)
                                             ------------   -----------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from operations                              (210,994)     (890,517)    (4,021,968)    (1,822,528)    (7,137,073)   (16,925,159)
                                             ------------   -----------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                            1,400           560          9,680         12,378          5,050         14,152
Benefit payments                                      (49)      (23,946)      (437,905)      (727,820)      (494,237)      (389,638)
Payments on termination                          (240,224)     (794,025)    (3,595,721)    (6,585,092)    (4,372,176)    (8,799,736)
Contract maintenance charge                          (676)         (450)       (13,462)        (7,242)       (18,095)        (5,789)
Transfers among the sub-accounts
    and with the Fixed Account - net           (1,299,087)     (182,205)      (302,660)       408,554       (995,724)    (1,452,119)
                                             ------------   -----------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from capital transactions                  (1,538,636)   (1,000,066)    (4,340,068)    (6,899,222)    (5,875,182)   (10,633,130)
                                             ------------   -----------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              (1,749,630)   (1,890,583)    (8,362,036)    (8,721,750)   (13,012,255)   (27,558,289)

NET ASSETS AT BEGINNING OF PERIOD               1,749,630     3,640,213     24,537,469     33,259,219     36,052,070     63,610,359
                                             ------------   -----------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                  $          -   $ 1,749,630   $ 16,175,433   $ 24,537,469   $ 23,039,815   $ 36,052,070
                                             ============   ===========   ============   ============   ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of period       74,040       112,379        829,610      1,054,611        429,065        547,922
    Units issued                                    5,690        14,404         27,612         67,241         26,332         35,203
    Units redeemed                                (79,730)      (52,743)      (183,934)      (292,242)      (103,969)      (154,060)
                                             ------------   -----------   ------------   ------------   ------------   ------------
    Units outstanding at end of period                  -        74,040        673,288        829,610        351,428        429,065
                                             ============   ===========   ============   ============   ============   ============



(a) Merged on August 31, 2002 with Money Market



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   European Growth          Global Dividend Growth              High Yield
                                             ---------------------------   -------------------------    ---------------------------

                                                 2002          2001           2002           2001           2002           2001
                                             ------------   ------------   -----------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     16,115   $     15,174   $    20,750   $     60,762   $    431,942   $    738,130
Net realized gains (losses)                    (1,264,270)       975,611       (63,041)        26,175     (3,089,475)    (2,962,795)
Change in unrealized gains (losses)                60,230     (2,849,716)     (329,077)      (370,470)     2,445,844        507,505
                                             ------------   ------------   -----------   ------------   ------------   ------------
Increase (decrease) in net assets
    from operations                            (1,187,925)    (1,858,931)     (371,368)      (283,533)      (211,689)    (1,717,160)
                                             ------------   ------------   -----------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                           15,900              -         1,600         10,470          3,500          7,799
Benefit payments                                  (95,468)       (59,553)      (18,127)       (48,046)      (175,181)      (101,094)
Payments on termination                        (1,116,563)    (1,378,102)     (389,440)      (829,942)      (433,439)      (823,988)
Contract maintenance charge                        (2,576)          (531)       (1,614)          (809)        (3,902)        (3,567)
Transfers among the sub-accounts
    and with the Fixed Account - net             (256,345)      (390,137)       13,653         26,869        277,582       (232,164)
                                             ------------   ------------   -----------   ------------   ------------   ------------
Increase (decrease) in net assets
    from capital transactions                  (1,455,052)    (1,828,323)     (393,928)      (841,458)      (331,440)    (1,153,014)
                                             ------------   ------------   -----------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              (2,642,977)    (3,687,254)     (765,296)    (1,124,991)      (543,129)    (2,870,174)

NET ASSETS AT BEGINNING OF PERIOD               6,481,931     10,169,185     3,013,546      4,138,537      2,965,671      5,835,845
                                             ------------   ------------   -----------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $  3,838,954   $  6,481,931   $ 2,248,250   $  3,013,546   $  2,422,542   $  2,965,671
                                             ============   ============   ===========   ============   ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of period      188,966        241,214       171,490        218,531        223,752        288,586
    Units issued                                   72,898         44,426        16,747          9,382         71,587         40,876
    Units redeemed                               (118,216)       (96,674)      (40,555)       (56,423)       (96,675)      (105,710)
                                             ------------   ------------   -----------   ------------   ------------   ------------
    Units outstanding at end of period            143,648        188,966       147,682        171,490        198,664        223,752
                                             ============   ============   ===========   ============   ============   ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------------------

                                                 Income Builder                Money Market                  Pacific Growth
                                             ----------------------    ----------------------------    --------------------------

                                                2002        2001           2002            2001           2002           2001
                                             ---------    ---------    ------------    ------------    ----------    ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $   8,999    $   5,742    $     36,329    $    358,354    $   (4,256)   $      2,711
Net realized gains (losses)                     (9,425)      (2,501)              -               -      (119,011)       (539,495)
Change in unrealized gains (losses)            (31,114)      (5,167)              -               -        39,696         282,579
                                             ---------    ---------    ------------    ------------    ----------    ------------
Increase (decrease) in net assets
    from operations                            (31,540)      (1,926)         36,329         358,354       (83,571)       (254,205)
                                             ---------    ---------    ------------    ------------    ----------    ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                             -            -             100             181        13,600               -
Benefit payments                                     -            -      (1,222,235)        (27,794)       (4,241)         (4,394)
Payments on termination                        (10,705)     (14,732)     (3,338,890)     (3,677,270)     (113,861)       (169,184)
Contract maintenance charge                       (156)        (105)         (5,772)         (2,325)         (335)           (116)
Transfers among the sub-accounts
    and with the Fixed Account - net           130,367       35,560       1,639,609       2,203,795       (33,040)       (334,415)
                                             ---------    ---------    ------------    ------------    ----------    ------------
Increase (decrease) in net assets
    from capital transactions                  119,506       20,723      (2,927,188)     (1,503,413)     (137,877)       (508,109)
                                             ---------    ---------    ------------    ------------    ----------    ------------

INCREASE (DECREASE) IN NET ASSETS               87,966       18,797      (2,890,859)     (1,145,059)     (221,448)       (762,314)

NET ASSETS AT BEGINNING OF PERIOD              167,491      148,694      13,278,753      14,423,812       512,931       1,275,245
                                             ---------    ---------    ------------    ------------    ----------    ------------

NET ASSETS AT END OF PERIOD                  $ 255,457    $ 167,491    $ 10,387,894    $ 13,278,753    $  291,483    $    512,931
                                             =========    =========    ============    ============    ==========    ============
UNITS OUTSTANDING
    Units outstanding at beginning of period    12,698       11,417         576,642         643,857       120,983         216,055
      Units issued                              20,880       18,458         447,521         431,222       762,907         422,258
      Units redeemed                           (12,398)     (17,177)       (574,851)       (498,437)     (793,885)       (517,330)
                                             ---------    ---------    ------------    ------------    ----------    ------------
    Units outstanding at end of period          21,180       12,698         449,312         576,642        90,005         120,983
                                             =========    =========    ============    ============    ==========    ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                 Quality Income Plus                Strategist                    Utilities
                                             ---------------------------   ---------------------------   --------------------------

                                                 2002           2001           2002           2001          2002           2001
                                             ------------   ------------   ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $    493,557   $    552,234   $     99,940   $    397,047   $   112,331   $    139,500
Net realized gains (losses)                        39,260         56,534         13,746      1,924,722      (412,599)     1,644,162
Change in unrealized gains (losses)              (127,089)       270,154     (2,188,780)    (5,637,425)   (1,427,706)    (5,344,875)
                                             ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in net assets
    from operations                               405,728        878,922     (2,075,094)    (3,315,656)   (1,727,974)    (3,561,213)
                                             ------------   ------------   ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                -              -          1,760          7,098         2,600          2,390
Benefit payments                                 (558,363)      (129,305)      (326,704)      (796,328)     (302,197)      (277,846)
Payments on termination                        (1,868,502)    (2,311,718)    (2,854,141)    (5,485,471)   (1,192,917)    (3,187,532)
Contract maintenance charge                        (5,451)        (2,790)       (11,972)        (6,850)       (4,484)        (2,760)
Transfers among the sub-accounts
    and with the Fixed Account - net              522,834        627,972         42,625       (321,442)     (245,795)      (627,086)
                                             ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in net assets
    from capital transactions                  (1,909,482)    (1,815,841)    (3,148,432)    (6,602,993)   (1,742,793)    (4,092,834)
                                             ------------   ------------   ------------   ------------   -----------   ------------

INCREASE (DECREASE) IN NET ASSETS              (1,503,754)      (936,919)    (5,223,526)    (9,918,649)   (3,470,767)    (7,654,047)

NET ASSETS AT BEGINNING OF PERIOD              10,642,961     11,579,880     21,124,419     31,043,068     7,955,033     15,609,080
                                             ------------   ------------   ------------   ------------   -----------   ------------

NET ASSETS AT END OF PERIOD                  $  9,139,207   $ 10,642,961   $ 15,900,893   $ 21,124,419   $ 4,484,266   $  7,955,033
                                             ============   ============   ============   ============   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of period      386,356        455,636        624,029        814,829       316,449        455,639
      Units issued                                 33,486         66,469         20,124         32,279        14,953         34,465
      Units redeemed                             (102,492)      (135,749)      (118,032)      (223,079)      (98,221)      (173,655)
                                             ------------   ------------   ------------   ------------   -----------   ------------
    Units outstanding at end of period            317,350        386,356        526,121        624,029       233,181        316,449
                                             ============   ============   ============   ============   ===========   ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     At December 31, 2002, Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account were legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Northbrook Life and Allstate approved the merger of Northbrook Life into Allstate, which will be effective January 1, 2003. In conjunction with the merger, the Account will merge with Allstate Financial Advisors Separate Account I, a Separate Account of Allstate. See Note 3 for further information. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Northbrook Life issued the Morgan Stanley Variable Annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Morgan Stanley Variable Investment Series (collectively the "Funds"):

          Capital Growth (Merged into          Income Builder
             Money Market)                     Money Market
          Dividend Growth                      Pacific Growth
          Equity                               Quality Income Plus
          European Growth                      Strategist
          Global Dividend Growth               Utilities
          High Yield

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account does not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On September 11, 2002, the boards of directors of Allstate and Northbrook Life approved the merger of Northbrook Life into Allstate (the "Merger"). Allstate and Northbrook Life will consummate the Merger on January 1, 2003. Allstate will be the surviving legal entity and Northbrook Life will no longer exist as an independent entity as a result of the Merger. In conjunction with the Merger, the Account and Northbrook Variable Annuity Account II ("VA II") will merge with Allstate Financial Advisors Separate Account I ("AFA I"). Collectively, the Account, VA II and AFA I are referred to as the "Separate Accounts". The Fixed Account will also be merged on January 1, 2003 with the fixed account maintained by Allstate.

     At December 31, 2002, the Account, VA II and AFA I offered 11, 53, and 59 variable sub-accounts, respectively. The eleven sub-accounts offered by the Account were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by AFA I. Upon completion of the merger on January 1, 2003, AFA I will offer 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units or accumulation unit value of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account and VA II will not change as a result of the merger with AFA I. All fees previously assessed by Northbrook Life will be assessed by Allstate subsequent to December 31, 2002. The table below presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2002.

--------------------------------------------------------------------------------


3.   MERGER (CONTINUED)


                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2002


                                                                    Pre-Merger                                 Post-Merger
---------------------------------------------------------------------------------------------------------  ------------------
                                                                Allstate Financial                         Allstate Financial
                                          Northbrook Variable   Advisors Separate    Northbrook Variable    Advisors Separate
Sub-Account                                 Annuity Account         Account I         Annuity Account II         Account I
---------------------------------------------------------------------------------------------------------  ------------------
Morgan Stanley Variable Investment Series
        Dividend Growth                     $   16,175,433       $            -       $    762,851,012       $    779,026,445
        Equity                                  23,039,815                                 572,558,344            595,598,159
        European Growth                          3,838,954                                 178,747,148            182,586,102
        Global Dividend Growth                   2,248,250                                 187,920,626            190,168,876
        High Yield                               2,422,542                                  41,082,879             43,505,421
        Income Builder                             255,457                                  46,838,848             47,094,305
        Money Market                            10,387,894                                 391,619,468            402,007,362
        Pacific Growth                             291,483                                  18,027,664             18,319,147
        Quality Income Plus                      9,139,207                                 388,576,672            397,715,879
        Strategist                              15,900,893                                 336,030,851            351,931,744
        Utilities                                4,484,266                                 175,038,501            179,522,767

The remaining Sub-Accounts                               -          106,523,777          1,670,607,402          1,777,131,179
                                            --------------       -------------        ----------------       ----------------
            TOTAL NET ASSETS                $   88,184,194       $  106,523,777       $  4,769,899,415       $  4,964,607,386
                                            ==============       ==============       ================       ================



The information noted above has been derived from and should be read in conjunction with the financial statements for each of the Separate Accounts as of December 31, 2002.

--------------------------------------------------------------------------------


4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------


5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:


                                                                             Purchases
                                                                           ------------
Investments in the Morgan Stanley Variable Investment Series
     Sub-Accounts:
        Capital Growth (a)                                                 $    108,409
        Dividend Growth                                                         940,186
        Equity                                                                1,295,530
        European Growth                                                       1,718,015
        Global Dividend Growth                                                  324,375
        High Yield                                                            1,291,295
        Income Builder                                                          292,149
        Money Market                                                          8,615,359
        Pacific Growth                                                        2,874,900
        Quality Income Plus                                                   1,309,807
        Strategist                                                              554,040
        Utilities                                                               393,338
                                                                           ------------

                                                                           $ 19,717,403
                                                                           ============



     (a) Merged on August 31, 2002 with Money Market

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Northbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

     ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                      At December 31,                  For the year ended December 31,
                                                     -----------------     --------------------------------------------------------

                                                       Accumulation           Investment           Expense             Total
                                                        Unit Value           Income Ratio*         Ratio**            Return***
                                                     -----------------     -----------------  -----------------   -----------------
Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
        Capital Growth
            2002 (a)                                      $   N/A                0.50 %              1.00 %              N/A %
            2001                                            23.63                0.53                1.00             -27.05
        Dividend Growth
            2002                                            24.02                1.95                1.00             -18.83
            2001                                            29.60                1.82                1.00              -6.15
        Equity
            2002                                            65.56                0.35                1.00             -22.00
            2001                                            84.05                0.49                1.00             -27.60
        European Growth
            2002                                            26.72                1.26                1.00             -22.14
            2001                                            34.32                1.14                1.00             -18.58
        Global Dividend Growth
            2002                                            15.22                1.79                1.00             -13.39
            2001                                            17.58                2.68                1.00              -7.19
        High Yield
            2002                                            12.19               16.94                1.00              -8.06
            2001                                            13.26               17.78                1.00             -34.41

(a) Merged on August 31, 2002 with Money Market

--------------------------------------------------------------------------------


6.   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                             At December 31,             For the year ended December 31,
                                                           -----------------     ------------------------------------------------

                                                              Accumulation         Investment        Expense            Total
                                                               Unit Value         Income Ratio*      Ratio**          Return***
                                                           -----------------     ---------------   -----------      -------------
Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts (continued):
        Income Builder
            2002                                               $  12.06               5.47 %           1.00 %          -8.56 %
            2001                                                  13.19               4.74             1.00             1.28
        Money Market
            2002                                                  23.12               1.24             1.00             0.33
            2001                                                  23.04               3.57             1.00             2.86
        Pacific Growth
            2002                                                   3.24               0.00             1.00           -23.63
            2001                                                   4.24               1.21             1.00           -28.15
        Quality Income Plus
            2002                                                  28.80               5.97             1.00             4.46
            2001                                                  27.57               5.98             1.00             8.47
        Strategist
            2002                                                  30.22               1.52             1.00           -10.78
            2001                                                  33.88               2.51             1.00           -11.08
        Utilities
            2002                                                  19.23               2.72             1.00           -23.63
            2001                                                  25.18               2.18             1.00           -26.49

                                   --------------------------------------------
                                   NORTHBROOK VARIABLE
                                   ANNUITY ACCOUNT II

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Variable Annuity Account II (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Variable Annuity Account II as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, on January 1, 2003, Northbrook Life Insurance Company merged into Allstate Life Insurance Company. In conjunction with this merger, the Account merged with Allstate Financial Advisors Separate Account I, which is a separate account of the Allstate Life Insurance Company.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                             ----------------------------------------------------------------------------------

                                               Aggressive        Dividend                          European          Global
                                                 Equity           Growth           Equity           Growth         Advantage
                                             --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value                    $   37,744,391   $  762,851,012   $  572,558,344   $  178,747,148   $   21,521,435
                                             --------------   --------------   --------------   --------------   --------------

   Total assets                              $   37,744,391   $  762,851,012   $  572,558,344   $  178,747,148   $   21,521,435
                                             ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                           $   37,727,886   $  760,308,651   $  571,181,355   $  178,314,724   $   21,427,283
Contracts in payout (annuitization) period           16,505        2,542,361        1,376,989          432,424           94,152
                                             --------------   --------------   --------------   --------------   --------------

   Total net assets                          $   37,744,391   $  762,851,012   $  572,558,344   $  178,747,148   $   21,521,435
                                             ==============   ==============   ==============   ==============   ==============

FUND SHARE INFORMATION
   Number of shares                               4,795,984       70,503,790       32,202,382       13,781,584        3,822,635
                                             ==============   ==============   ==============   ==============   ==============

   Cost                                      $   67,300,470   $1,778,375,004   $1,058,385,595   $  229,314,524   $   35,538,859
                                             ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------------

                                                 Global
                                                Dividend         High           Income
                                                 Growth         Yield           Builder      Information   Limited Duration
                                             -------------   -------------   ------------   ------------   ----------------
ASSETS
Investments at fair value                    $ 187,920,626   $  41,082,879   $ 46,838,848   $  1,960,815   $     69,290,700
                                             -------------   -------------   ------------   ------------   ----------------

   Total assets                              $ 187,920,626   $  41,082,879   $ 46,838,848   $  1,960,815   $     69,290,700
                                             =============   =============   ============   ============   ================

NET ASSETS
Accumulation units                           $ 187,418,222   $  40,926,249   $ 46,780,811   $  1,960,815   $     69,290,700
Contracts in payout (annuitization) period         502,404         156,630         58,037             --                 --
                                             -------------   -------------   ------------   ------------   ----------------

   Total net assets                          $ 187,920,626   $  41,082,879   $ 46,838,848   $  1,960,815   $     69,290,700
                                             =============   =============   ============   ============   ================

FUND SHARE INFORMATION
   Number of shares                             19,039,577      40,277,333      4,993,481        657,992          6,813,245
                                             =============   =============   ============   ============   ================

   Cost                                      $ 234,967,154   $ 115,007,535   $ 55,251,732   $  2,923,462   $     69,130,431
                                             =============   =============   ============   ============   ================

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Variable Investment Series Sub-Accounts
                                             ----------------------------------------------------------------------------

                                                                               Quality
                                                 Money          Pacific         Income         S&P 500
                                                Market          Growth           Plus           Index         Strategist
                                             -------------   ------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $ 391,619,468   $ 18,027,664   $ 388,576,672   $ 104,608,980   $ 336,030,851
                                             -------------   ------------   -------------   -------------   -------------

   Total assets                              $ 391,619,468   $ 18,027,664   $ 388,576,672   $ 104,608,980   $ 336,030,851
                                             =============   ============   =============   =============   =============

NET ASSETS
Accumulation units                           $ 390,476,111   $ 18,002,728   $ 386,539,402   $ 104,317,772   $ 334,745,438
Contracts in payout (annuitization) period       1,143,357         24,936       2,037,270         291,208       1,285,413
                                             -------------   ------------   -------------   -------------   -------------

   Total net assets                          $ 391,619,468   $ 18,027,664   $ 388,576,672   $ 104,608,980   $ 336,030,851
                                             =============   ============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                            391,619,468      5,872,203      37,113,340      13,011,067      27,186,962
                                             =============   ============   =============   =============   =============

   Cost                                      $ 391,619,468   $ 24,857,126   $ 389,283,217   $ 147,116,235   $ 403,518,073
                                             =============   ============   =============   =============   =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                              Morgan Stanley
                                                Variable
                                               Investment
                                                 Series                      Morgan Stanley Variable Investment
                                              Sub-Accounts                   Series (Class Y Shares) Sub-Accounts
                                             --------------   -----------------------------------------------------------------

                                                                Aggressive        Dividend                         European
                                                               Equity (Class    Growth (Class   Equity (Class    Growth (Class
                                               Utilities         Y Shares)        Y Shares)       Y Shares)        Y Shares)
                                             --------------   --------------   --------------   ------------   ----------------
ASSETS
Investments at fair value                    $  175,038,501   $   17,226,203   $   68,922,746   $ 63,832,081   $     21,754,695
                                             --------------   --------------   --------------   ------------   ----------------

   Total assets                              $  175,038,501   $   17,226,203   $   68,922,746   $ 63,832,081   $     21,754,695
                                             ==============   ==============   ==============   ============   ================

NET ASSETS
Accumulation units                           $  174,299,908   $   17,226,203   $   68,916,015   $ 63,806,808   $     21,754,695
Contracts in payout (annuitization) period          738,593               --            6,731         25,273                 --
                                             --------------   --------------   --------------   ------------   ----------------

   Total net assets                          $  175,038,501   $   17,226,203   $   68,922,746   $ 63,832,081   $     21,754,695
                                             ==============   ==============   ==============   ============   ================

FUND SHARE INFORMATION
   Number of shares                              15,912,591        2,197,220        6,375,832      3,596,174          1,685,104
                                             ==============   ==============   ==============   ============   ================

   Cost                                      $  260,127,632   $   25,744,289   $   84,426,426   $ 98,168,893   $     29,541,247
                                             ==============   ==============   ==============   ============   ================

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                             --------------------------------------------------------------------------------

                                                                   Global
                                                  Global          Dividend          High          Income         Information
                                             Advantage (Class   Growth (Class   Yield (Class   Builder (Class      (Class
                                                 Y Shares)        Y Shares)       Y Shares)      Y Shares)        Y Shares)
                                             ----------------   -------------   ------------   --------------   -------------
ASSETS
Investments at fair value                    $      5,211,886   $  20,620,654   $ 10,638,797   $   13,400,928   $   5,043,719
                                             ----------------   -------------   ------------   --------------   -------------

   Total assets                              $      5,211,886   $  20,620,654   $ 10,638,797   $   13,400,928   $   5,043,719
                                             ================   =============   ============   ==============   =============

NET ASSETS
Accumulation units                           $      5,211,886   $  20,620,654   $ 10,638,797   $   13,400,928   $   5,043,719
Contracts in payout (annuitization) period                 --              --             --               --              --
                                             ----------------   -------------   ------------   --------------   -------------

   Total net assets                          $      5,211,886   $  20,620,654   $ 10,638,797   $   13,400,928   $   5,043,719
                                             ================   =============   ============   ==============   =============

FUND SHARE INFORMATION
   Number of shares                                   929,035       2,099,863     10,430,193        1,431,723       1,698,222
                                             ================   =============   ============   ==============   =============

   Cost                                      $      8,021,919   $  23,491,290   $ 15,110,304   $   14,740,869   $   8,627,643
                                             ================   =============   ============   ==============   =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                    Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                             ----------------------------------------------------------------------------------

                                                                                                   Quality
                                                 Limited            Money          Pacific          Income           S&P 500
                                             Duration (Class    Market (Class   Growth (Class     Plus (Class     Index (Class
                                                Y Shares)         Y Shares)       Y Shares)         Y Shares)        Y Shares)
                                             ----------------   -------------   --------------   --------------   -------------
ASSETS
Investments at fair value                    $     70,980,957   $ 131,413,323   $    2,619,407   $   99,129,739   $  61,908,782
                                             ----------------   -------------   --------------   --------------   -------------

   Total assets                              $     70,980,957   $ 131,413,323   $    2,619,407   $   99,129,739   $  61,908,782
                                             ================   =============   ==============   ==============   =============

NET ASSETS
Accumulation units                           $     70,980,957   $ 131,413,323   $    2,619,407   $   99,129,739   $  61,908,782
Contracts in payout (annuitization) period                 --              --               --               --              --
                                             ----------------   -------------   --------------   --------------   -------------

   Total net assets                          $     70,980,957   $ 131,413,323   $    2,619,407   $   99,129,739   $  61,908,782
                                             ================   =============   ==============   ==============   =============

FUND SHARE INFORMATION
   Number of shares                                 6,986,315     131,413,323          858,822        9,477,030       7,738,598
                                             ================   =============   ==============   ==============   =============

   Cost                                      $     70,791,046   $ 131,413,323   $    3,439,029   $   98,454,063   $  78,700,992
                                             ================   =============   ==============   ==============   =============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley
                                                Variable Investment Series
                                               (Class Y Shares) Sub-Accounts          AIM Variable Insurance Funds Sub-Accounts
                                            -------------------------------------  -----------------------------------------------

                                            Strategist (Class   Utilities (Class   AIM V. I. Capital    AIM V. I.      AIM V. I.
                                                Y Shares)          Y Shares)         Appreciation        Growth     Premier Equity
                                            -----------------  ------------------  -----------------  ------------  --------------
ASSETS
Investments at fair value                   $      55,794,328  $       19,653,084  $      21,154,818  $ 10,486,057  $   43,535,051
                                            -----------------  ------------------  -----------------  ------------  --------------

   Total assets                             $      55,794,328  $       19,653,084  $      21,154,818  $ 10,486,057  $   43,535,051
                                            =================  ==================  =================  ============  ==============

NET ASSETS
Accumulation units                          $      55,771,665  $       19,640,981  $      21,124,659  $ 10,454,792  $   43,535,051
Contracts in payout (annuitization) period             22,663              12,103             30,159        31,265              --
                                            -----------------  ------------------  -----------------  ------------  --------------

   Total net assets                         $      55,794,328  $       19,653,084  $      21,154,818  $ 10,486,057  $   43,535,051
                                            =================  ==================  =================  ============  ==============

FUND SHARE INFORMATION
   Number of shares                                 4,517,759           1,788,270          1,287,573       927,970       2,684,035
                                            =================  ==================  =================  ============  ==============

   Cost                                     $      66,419,595  $       30,998,456  $      30,824,266  $ 17,587,520  $   66,494,367
                                            =================  ==================  =================  ============  ==============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                   LSA Variable       Putnam
                                                         Alliance Variable Product                 Series Trust    Variable Trust
                                                         Series Fund Sub-Accounts                  Sub-Account      Sub-Accounts
                                             ---------------------------------------------------   -------------   --------------

                                                                 Alliance                              LSA
                                                Alliance         Growth &       Alliance Premier     Aggressive      VT Growth
                                                 Growth           Income            Growth            Growth        and Income
                                             --------------   --------------   -----------------   -------------   --------------
ASSETS
Investments at fair value                    $   12,173,298   $  135,646,350   $      29,035,477   $   1,902,072   $   30,708,551
                                             --------------   --------------   -----------------   -------------   --------------

   Total assets                              $   12,173,298   $  135,646,350   $      29,035,477   $   1,902,072   $   30,708,551
                                             ==============   ==============   =================   =============   ==============

NET ASSETS
Accumulation units                           $   12,143,449   $  135,631,074   $      29,035,477   $   1,902,072   $   30,708,551
Contracts in payout (annuitization) period           29,849           15,276                  --              --               --
                                             --------------   --------------   -----------------   -------------   --------------

   Total net assets                          $   12,173,298   $  135,646,350   $      29,035,477   $   1,902,072   $   30,708,551
                                             ==============   ==============   =================   =============   ==============

FUND SHARE INFORMATION
   Number of shares                               1,040,453        8,225,976           1,679,322         296,735        1,647,454
                                             ==============   ==============   =================   =============   ==============

   Cost                                      $   19,043,345   $  174,050,865   $      47,017,766   $   2,080,671   $   37,076,260
                                             ==============   ==============   =================   =============   ==============


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  The Universal Institutional
                                                   Putnam Variable Trust Sub-Accounts              Funds, Inc. Sub-Accounts
                                             ------------------------------------------------   --------------------------------

                                                                                                 UIF Emerging
                                             VT International    VT Small Cap                       Markets         UIF Equity
                                                  Growth            Value         VT Voyager        Equity           Growth
                                             ----------------   -------------   -------------   ---------------   --------------
ASSETS
Investments at fair value                    $     48,013,703   $  20,193,705   $  34,395,037   $    21,571,826   $   47,599,623
                                             ----------------   -------------   -------------   ---------------   --------------

   Total assets                              $     48,013,703   $  20,193,705   $  34,395,037   $    21,571,826   $   47,599,623
                                             ================   =============   =============   ===============   ==============

NET ASSETS
Accumulation units                           $     47,981,571   $  20,193,705   $  34,364,989   $    21,538,870   $   47,586,413
Contracts in payout (annuitization) period             32,132              --          30,048            32,956           13,210
                                             ----------------   -------------   -------------   ---------------   --------------

   Total net assets                          $     48,013,703   $  20,193,705   $  34,395,037   $    21,571,826   $   47,599,623
                                             ================   =============   =============   ===============   ==============

FUND SHARE INFORMATION
   Number of shares                                 4,753,832       1,660,667       1,648,061         3,571,494        4,652,945
                                             ================   =============   =============   ===============   ==============

   Cost                                      $     61,305,898   $  21,857,304   $  53,786,550   $    27,357,640   $   79,598,915
                                             ================   =============   =============   ===============   ==============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                                                                                                                   Life Investment
                                                                                                                        Trust
                                                     The Universal Institutional Funds, Inc. Sub-Accounts            Sub-Accounts
                                             -------------------------------------------------------------------   ---------------

                                             UIF International    UIF Mid Cap     UIF Mid Cap    UIF U.S. Real
                                                   Magnum           Growth          Value           Estate          LIT Comstock
                                             -----------------   -------------   -------------   ---------------   ---------------
ASSETS
Investments at fair value                    $      19,087,765   $   6,544,012   $  75,421,246   $    44,037,989   $    19,704,044
                                             -----------------   -------------   -------------   ---------------   ---------------

   Total assets                              $      19,087,765   $   6,544,012   $  75,421,246   $    44,037,989   $    19,704,044
                                             =================   =============   =============   ===============   ===============

NET ASSETS
Accumulation units                           $      19,010,511   $   6,544,012   $  75,372,991   $    43,997,711   $    19,704,044
Contracts in payout (annuitization) period              77,254              --          48,255            40,278                --
                                             -----------------   -------------   -------------   ---------------   ---------------

   Total net assets                          $      19,087,765   $   6,544,012   $  75,421,246   $    44,037,989   $    19,704,044
                                             =================   =============   =============   ===============   ===============

FUND SHARE INFORMATION
   Number of shares                                  2,453,440       1,088,854       7,196,684         3,886,848         2,165,280
                                             =================   =============   =============   ===============   ===============

   Cost                                      $      24,330,892   $   7,070,092   $  94,075,766   $    46,702,347   $    20,345,867
                                             =================   =============   =============   ===============   ===============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               Van Kampen
                                             Life Investment
                                                  Trust             Van Kampen Life Investment
                                               Sub-Accounts       Trust (Class II) Sub-Accounts
                                             ----------------   -----------------------------------

                                                                                    LIT Emerging
                                               LIT Emerging       LIT Comstock         Growth
                                                 Growth            (Class II)        (Class II)
                                             ----------------   ----------------   ----------------
ASSETS
Investments at fair value                    $     82,915,649   $     38,761,904   $     24,441,575
                                             ----------------   ----------------   ----------------

   Total assets                              $     82,915,649   $     38,761,904   $     24,441,575
                                             ================   ================   ================

NET ASSETS
Accumulation units                           $     82,816,560   $     38,761,904   $     24,441,575
Contracts in payout (annuitization) period             99,089                 --                 --
                                             ----------------   ----------------   ----------------

   Total net assets                          $     82,915,649   $     38,761,904   $     24,441,575
                                             ================   ================   ================

FUND SHARE INFORMATION
   Number of shares                                 4,343,407          4,273,639          1,283,022
                                             ================   ================   ================

   Cost                                      $    158,850,563   $     39,272,795   $     33,442,342
                                             ================   ================   ================

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Morgan Stanley Variable Investment Series Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                    Aggressive        Capital          Dividend                         European
                                                      Equity         Growth (a)         Growth           Equity          Growth
                                                  -------------    -------------    --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $     159,088    $     228,239    $   19,320,658   $    2,630,532   $   3,446,637
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                          (702,255)        (715,220)      (12,842,270)      (9,945,745)     (3,095,722)
   Administrative expense                               (51,133)         (54,108)         (976,149)        (749,420)       (235,369)
                                                  -------------    -------------    --------------   --------------   -------------

      Net investment income (loss)                     (594,300)        (541,089)        5,502,239       (8,064,633)        115,546
                                                  -------------    -------------    --------------   --------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               19,288,415       88,787,138       254,233,658      203,942,639     570,367,388
   Cost of investments sold                          29,981,889      130,095,443       212,847,038      337,403,603     664,120,644
                                                  -------------    -------------    --------------   --------------   -------------

      Realized gains (losses) on fund shares        (10,693,474)     (41,308,305)       41,386,620     (133,460,964)    (93,753,256)

Realized gain distributions                                  --               --                --               --              --
                                                  -------------    -------------    --------------   --------------   -------------

      Net realized gains (losses)                   (10,693,474)     (41,308,305)       41,386,620     (133,460,964)    (93,753,256)

Change in unrealized gains (losses)                  (2,558,580)      30,642,492      (251,417,312)     (50,325,991)     39,469,397
                                                  -------------    -------------    --------------   --------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (13,252,054)     (10,665,813)     (210,030,692)    (183,786,955)    (54,283,859)
                                                  -------------    -------------    --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (13,846,354)   $ (11,206,902)   $ (204,528,453)  $ (191,851,588)  $ (54,168,313)
                                                  =============    =============    ==============   ==============   =============

(a) Merged on August 31, 2002 with Money Market

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                  -------------------------------------------------------------------------------

                                                                       Global
                                                     Global           Dividend           High           Income
                                                  Advantage (b)        Growth           Yield           Builder       Information
                                                  --------------    -------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $      247,773    $   4,083,071    $  9,167,552    $  2,246,808    $     29,626
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                           (393,578)      (3,038,919)       (651,317)       (721,496)        (36,846)
   Administrative expense                                (28,822)        (231,261)        (49,393)        (53,807)         (2,687)
                                                  --------------    -------------    ------------    ------------    ------------

      Net investment income (loss)                      (174,627)         812,891       8,466,842       1,471,505          (9,907)
                                                  --------------    -------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                16,845,474       85,991,578      33,507,582      18,039,635       5,480,427
   Cost of investments sold                           25,087,104       99,600,639      86,171,720      20,180,827       6,857,278
                                                  --------------    -------------    ------------    ------------    ------------

      Realized gains (losses) on fund shares          (8,241,630)     (13,609,061)    (52,664,138)     (2,141,192)     (1,376,851)

Realized gain distributions                                   --               --              --              --              --
                                                  --------------    -------------    ------------    ------------    ------------

      Net realized gains (losses)                     (8,241,630)     (13,609,061)    (52,664,138)     (2,141,192)     (1,376,851)

Change in unrealized gains (losses)                    1,322,149      (20,386,945)     39,663,095      (4,558,412)       (393,340)
                                                  --------------    -------------    ------------    ------------    ------------

      Net realized and unrealized gains
        (losses) on investments                       (6,919,481)     (33,996,006)    (13,001,043)     (6,699,604)     (1,770,191)
                                                  --------------    -------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $   (7,094,108)   $ (33,183,115)   $ (4,534,201)   $ (5,228,099)   $ (1,780,098)
                                                  ==============    =============    ============    ============    ============

(b) Previously known as Competitive Edge "Best Ideas"

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2002
---------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Variable Investment Series Sub-Accounts
                                                ---------------------------------------------------------------------------------

                                                                                                     Quality
                                                  Limited           Money           Pacific           Income          S&P 500
                                                Duration (c)        Market           Growth            Plus            Index
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $   1,684,926    $   5,325,539    $          --    $  24,136,805    $   1,320,130
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                        (613,943)      (5,311,071)        (363,531)      (5,166,736)      (1,763,425)
   Administrative expense                             (47,653)        (402,825)         (27,642)        (395,598)        (128,701)
                                                -------------    -------------    -------------    -------------    -------------

      Net investment income (loss)                  1,023,330         (388,357)        (391,173)      18,574,471         (571,996)
                                                -------------    -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            209,261,596    1,760,343,492      599,997,009      109,475,383       42,806,189
   Cost of investments sold                       209,100,273    1,760,343,492      601,620,635      110,889,096       55,725,349
                                                -------------    -------------    -------------    -------------    -------------

      Realized gains (losses) on fund shares          161,323               --       (1,623,626)      (1,413,713)     (12,919,160)

Realized gain distributions                           132,737               --               --               --               --
                                                -------------    -------------    -------------    -------------    -------------

      Net realized gains (losses)                     294,060               --       (1,623,626)      (1,413,713)     (12,919,160)

Change in unrealized gains (losses)                   (21,940)              --         (510,658)      (2,013,152)     (22,594,478)
                                                -------------    -------------    -------------    -------------    -------------

      Net realized and unrealized gains
        (losses) on investments                       272,120               --       (2,134,284)      (3,426,865)     (35,513,638)
                                                -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   1,295,450    $    (388,357)   $  (2,525,457)   $  15,147,606    $ (36,085,634)
                                                =============    =============    =============    =============    =============

(c) Previously known as Short-Term Bond

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2002
---------------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment       Morgan Stanley Variable Investment
                                                       Series Sub-Accounts              Series (Class Y Shares) Sub-Accounts
                                                ----------------------------------   ---------------------------------------------

                                                                                       Aggressive       Capital        Dividend
                                                                                     Equity (Class   Growth (Class   Growth (Class
                                                  Strategist         Utilities         Y Shares)     Y Shares) (a)     Y Shares)
                                                ---------------   ----------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $     6,237,119   $      6,649,113   $      18,311   $       8,639   $   1,272,726
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                        (5,311,301)        (2,888,707)       (278,715)        (70,310)     (1,090,844)
   Administrative expense                              (402,507)          (221,741)        (18,178)         (4,406)        (69,849)
                                                ---------------   ----------------   -------------   -------------   -------------

      Net investment income (loss)                      523,311          3,538,665        (278,582)        (66,077)        112,033
                                                ---------------   ----------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              112,806,448         94,173,996       3,356,233       8,025,468      33,775,322
   Cost of investments sold                         127,425,687        126,815,752       4,659,768      10,550,972      37,241,457
                                                ---------------   ----------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares        (14,619,239)       (32,641,756)     (1,303,535)     (2,525,504)     (3,466,135)

Realized gain distributions                                  --                 --              --              --              --
                                                ---------------   ----------------   -------------   -------------   -------------

      Net realized gains (losses)                   (14,619,239)       (32,641,756)     (1,303,535)     (2,525,504)     (3,466,135)

Change in unrealized gains (losses)                 (34,728,590)       (39,106,560)     (3,464,653)      1,643,550     (13,398,412)
                                                ---------------   ----------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (49,347,829)       (71,748,316)     (4,768,188)       (881,954)    (16,864,547)
                                                ---------------   ----------------   -------------   -------------   -------------

INCREASE (DECREASE)  IN NET ASSETS
   FROM OPERATIONS                              $   (48,824,518)  $    (68,209,651)  $  (5,046,770)  $    (948,031)  $ (16,752,514)
                                                ===============   ================   =============   =============   =============

(a) Merged on August 31, 2002 with Money Market

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                      Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                                        Global
                                                                   European           Global           Dividend          High
                                                 Equity (Class   Growth (Class   Advantage (Class    Growth (Class   Yield (Class
                                                   Y Shares)       Y Shares)        Y Shares) (b)      Y Shares)       Y Shares)
                                                 -------------   -------------   -----------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     117,144   $     391,298   $          36,684   $     287,523   $   1,547,933
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                         (986,271)       (361,338)            (87,536)       (262,020)       (128,774)
   Administrative expense                              (63,305)        (22,805)             (5,541)        (16,272)         (8,106)
                                                 -------------   -------------   -----------------   -------------   -------------

      Net investment income (loss)                    (932,432)          7,155             (56,393)          9,231       1,411,053
                                                 -------------   -------------   -----------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               8,270,056     159,956,297           1,345,455       1,863,206       1,348,968
   Cost of investments sold                         12,410,775     160,923,552           1,965,559       2,109,809       2,023,573
                                                 -------------   -------------   -----------------   -------------   -------------

      Realized gains (losses) on fund shares        (4,140,719)       (967,255)           (620,104)       (246,603)       (674,605)

Realized gain distributions                                 --              --                  --              --              --
                                                 -------------   -------------   -----------------   -------------   -------------

      Net realized gains (losses)                   (4,140,719)       (967,255)           (620,104)       (246,603)       (674,605)

Change in unrealized gains (losses)                (11,579,603)     (2,531,834)           (700,975)     (2,550,826)     (1,469,549)
                                                 -------------   -------------   -----------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                    (15,720,322)     (3,499,089)         (1,321,079)     (2,797,429)     (2,144,154)
                                                 -------------   -------------   -----------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (16,652,754)  $  (3,491,934)  $      (1,377,472)  $  (2,788,198)  $    (733,101)
                                                 =============   =============   =================   =============   =============

(b) Previously known as Competitive Edge "Best Ideas"

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                      Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                     Income         Information       Limited           Money           Pacific
                                                 Builder (Class       (Class       Duration (Class   Market (Class   Growth (Class
                                                    Y Shares)        Y Shares)      Y Shares) (c)      Y Shares)       Y Shares)
                                                 ---------------   -------------   ---------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       458,776   $      66,146   $     1,458,704   $   1,152,383   $          --
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                           (163,605)        (97,480)         (687,797)     (1,727,083)        (53,643)
   Administrative expense                                (10,372)         (6,004)          (43,273)       (107,099)         (3,370)
                                                 ---------------   -------------   ---------------   -------------   -------------

      Net investment income (loss)                       284,799         (37,338)          727,634        (681,799)        (57,013)
                                                 ---------------   -------------   ---------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                 1,889,071       3,518,283        46,026,496     442,350,678     117,795,332
   Cost of investments sold                            2,063,470       5,521,503        45,943,259     442,350,678     116,871,745
                                                 ---------------   -------------   ---------------   -------------   -------------

      Realized gains (losses) on fund shares            (174,399)     (2,003,220)           83,237              --         923,587

Realized gain distributions                                   --              --           146,608              --              --
                                                 ---------------   -------------   ---------------   -------------   -------------

      Net realized gains (losses)                       (174,399)     (2,003,220)          229,845              --         923,587

Change in unrealized gains (losses)                   (1,143,814)     (1,853,334)           50,924              --        (467,809)
                                                 ---------------   -------------   ---------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (1,318,213)     (3,856,554)          280,769              --         455,778
                                                 ---------------   -------------   ---------------   -------------   -------------

INCREASE (DECREASE)  IN NET ASSETS
   FROM OPERATIONS                               $    (1,033,414)  $  (3,893,892)  $     1,008,403   $    (681,799)  $     398,765
                                                 ===============   =============   ===============   =============   =============

(c) Previously known as Short-Term Bond

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        AIM Variable
                                                                                                                         Insurance
                                                                                                                           Funds
                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts Sub-Accounts
                                                ------------------------------------------------------------------------------------
                                                  Quality
                                                   Income          S&P 500                                                AIM V. I.
                                                 Plus (Class     Index (Class   Strategist (Class   Utilities (Class       Capital
                                                  Y Shares)        Y Shares)        Y Shares)          Y Shares)        Appreciation
                                                --------------  --------------  -----------------  ------------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $    4,355,565  $      503,565  $         735,129  $          613,692  $         --
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                       (1,126,468)       (862,696)          (814,904)           (324,484)     (347,560)
   Administrative expense                              (72,737)        (54,688)           (52,628)            (21,221)      (22,458)
                                                --------------  --------------  -----------------  ------------------  ------------

      Net investment income (loss)                   3,156,360        (413,819)          (132,403)            267,987      (370,018)
                                                --------------  --------------  -----------------  ------------------  ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               9,499,090       5,993,419          7,386,959           5,225,080     8,338,055
   Cost of investments sold                          9,576,067       7,600,118          8,764,728           8,298,253    10,883,651
                                                --------------  --------------  -----------------  ------------------  ------------

      Realized gains (losses) on fund shares           (76,977)     (1,606,699)        (1,377,769)         (3,073,173)   (2,545,596)

Realized gain distributions                                 --              --                 --                  --            --
                                                --------------  --------------  -----------------  ------------------  ------------

      Net realized gains (losses)                      (76,977)     (1,606,699)        (1,377,769)         (3,073,173)   (2,545,596)

Change in unrealized gains (losses)                    124,968     (13,034,730)        (5,239,997)         (3,553,599)   (4,023,688)
                                                --------------  --------------  -----------------  ------------------  ------------

      Net realized and unrealized gains
        (losses) on investments                         47,991     (14,641,429)        (6,617,766)         (6,626,772)   (6,569,284)
                                                --------------  --------------  -----------------  ------------------  ------------

INCREASE (DECREASE)  IN NET ASSETS
   FROM OPERATIONS                              $    3,204,351  $  (15,055,248) $      (6,750,169) $       (6,358,785) $ (6,939,302)
                                                ==============  ==============  =================  ==================  ============

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable Insurance
                                                      Funds Sub-Accounts        Alliance Variable Product Series Fund Sub-Accounts
                                                  ---------------------------   --------------------------------------------------

                                                                   AIM V. I.                       Alliance
                                                   AIM V.I.        Premier         Alliance         Growth &      Alliance Premier
                                                    Growth        Equity (d)        Growth          Income            Growth
                                                  ------------   ------------   --------------   --------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         --   $    175,720   $           --   $      817,095   $             --
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                         (166,454)      (780,772)        (207,310)      (2,168,128)          (480,466)
   Administrative expense                              (10,886)       (52,015)         (13,901)        (146,653)           (32,388)
                                                  ------------   ------------   --------------   --------------   ----------------

      Net investment income (loss)                    (177,340)      (657,067)        (221,211)      (1,497,686)          (512,854)
                                                  ------------   ------------   --------------   --------------   ----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               2,422,898     18,192,465        5,531,756       49,586,186         10,404,764
   Cost of investments sold                          3,835,733     23,451,842        7,904,511       60,252,021         16,379,828
                                                  ------------   ------------   --------------   --------------   ----------------

      Realized gains (losses) on fund shares        (1,412,835)    (5,259,377)      (2,372,755)     (10,665,835)        (5,975,064)

Realized gain distributions                                 --              1               --        5,022,735                 --
                                                  ------------   ------------   --------------   --------------   ----------------

      Net realized gains (losses)                   (1,412,835)    (5,259,376)      (2,372,755)      (5,643,100)        (5,975,064)

Change in unrealized gains (losses)                 (2,742,611)   (14,633,034)      (2,394,870)     (34,470,607)        (6,357,494)
                                                  ------------   ------------   --------------   --------------   ----------------

      Net realized and unrealized gains
        (losses) on investments                     (4,155,446)   (19,892,410)      (4,767,625)     (40,113,707)       (12,332,558)
                                                  ------------   ------------   --------------   --------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (4,332,786)  $(20,549,477)  $   (4,988,836)  $  (41,611,393)  $    (12,845,412)
                                                  ============   ============   ==============   ==============   ================

(d) Previously known as AIM V.I. Value

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable
                                                 Series Trust
                                                  Sub-Account                   Putnam Variable Trust Sub-Accounts
                                                 -------------   ---------------------------------------------------------------

                                                     LSA
                                                  Aggressive       VT Growth     VT International   VT Small Cap
                                                  Equity (e)      and Income          Growth          Value (e)     VT Voyager
                                                 -------------   -------------   ---------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          --   $     467,423   $       324,422   $          --   $     204,872
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                          (10,664)       (461,608)         (689,958)       (117,084)       (524,081)
   Administrative expense                                 (655)        (31,271)          (46,790)         (7,511)        (34,556)
                                                 -------------   -------------   ---------------   -------------   -------------

      Net investment income (loss)                     (11,319)        (25,456)         (412,326)       (124,595)       (353,765)
                                                 -------------   -------------   ---------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               4,285,240      21,811,470       320,237,926      16,505,509      10,599,267
   Cost of investments sold                          4,309,630      24,009,594       320,531,920      17,048,992      14,891,659
                                                 -------------   -------------   ---------------   -------------   -------------

      Realized gains (losses) on fund shares           (24,390)     (2,198,124)         (293,994)       (543,483)     (4,292,392)

Realized gain distributions                                 --         175,647                --              --              --
                                                 -------------   -------------   ---------------   -------------   -------------

      Net realized gains (losses)                      (24,390)     (2,022,477)         (293,994)       (543,483)     (4,292,392)

Change in unrealized gains (losses)                   (178,599)     (5,525,965)       (6,378,509)     (1,663,599)     (6,766,961)
                                                 -------------   -------------   ---------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (202,989)     (7,548,442)       (6,672,503)     (2,207,082)    (11,059,353)
                                                 -------------   -------------   ---------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $    (214,308)  $  (7,573,898)  $    (7,084,829)  $  (2,331,677)  $ (11,413,118)
                                                 =============   =============   ===============   =============   =============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                  UIF Emerging
                                                     Markets       UIF Equity     UIF International    UIF Mid Cap    UIF Mid Cap
                                                     Equity          Growth            Magnum          Growth (e)        Value
                                                  -------------   -------------   ------------------   -----------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          --   $      95,322   $          213,603   $        --   $          --
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                          (316,476)       (853,002)            (291,110)      (34,517)     (1,098,740)
   Administrative expense                               (22,114)        (60,531)             (20,886)       (2,194)        (72,089)
                                                  -------------   -------------   ------------------   -----------   -------------

      Net investment income (loss)                     (338,590)       (818,211)             (98,393)      (36,711)     (1,170,829)
                                                  -------------   -------------   ------------------   -----------   -------------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              240,772,876      16,721,533          197,192,512    15,564,432      60,013,660
   Cost of investments sold                         242,044,489      25,355,081          197,601,085    15,552,492      65,319,304
                                                  -------------   -------------   ------------------   -----------   -------------

      Realized gains (losses) on fund shares         (1,271,613)     (8,633,548)            (408,573)       11,940      (5,305,644)

Realized gain distributions                                  --              --                   --            --              --
                                                  -------------   -------------   ------------------   -----------   -------------

      Net realized gains (losses)                    (1,271,613)     (8,633,548)            (408,573)       11,940      (5,305,644)

Change in unrealized gains (losses)                    (439,302)    (12,074,507)          (1,644,978)     (526,080)    (19,271,179)
                                                  -------------   -------------   ------------------   -----------   -------------

      Net realized and unrealized gains
        (losses) on investments                      (1,710,915)    (20,708,055)          (2,053,551)     (514,140)    (24,576,823)
                                                  -------------   -------------   ------------------   -----------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $  (2,049,505)  $ (21,526,266)  $       (2,151,944)  $  (550,851)  $ (25,747,652)
                                                  =============   =============   ==================   ===========   =============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal
                                                  Institutional
                                                   Funds, Inc.           Van Kampen Life             Van Kampen Life Investment
                                                   Sub-Accounts   Investment Trust Sub-Accounts     Trust (Class II) Sub-Accounts
                                                  -------------   -----------------------------   ---------------------------------

                                                                                                                     LIT Emerging
                                                  UIF U.S. Real        LIT        LIT Emerging      LIT Comstock         Growth
                                                     Estate        Comstock (e)      Growth        (Class II) (e)      (Class II)
                                                  -------------   -------------   -------------   ----------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   1,404,600   $          --   $     427,019   $             --   $        9,971
Charges from Northbrook Life Insurance Company:
   Mortality and expense risk                          (572,011)       (105,628)     (1,652,383)          (196,793)        (379,156)
   Administrative expense                               (38,975)         (7,555)       (116,216)           (11,976)         (22,753)
                                                  -------------   -------------   -------------   ----------------   --------------

      Net investment income (loss)                      793,614        (113,183)     (1,341,580)          (208,769)        (391,938)
                                                  -------------   -------------   -------------   ----------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               56,933,037       6,676,908      87,882,720          3,006,169        2,739,516
   Cost of investments sold                          57,316,334       7,077,439     125,578,363          3,095,523        3,390,117
                                                  -------------   -------------   -------------   ----------------   --------------

      Realized gains (losses) on fund shares           (383,297)       (400,531)    (37,695,643)           (89,354)        (650,601)

Realized gain distributions                           1,021,178              --              --                 --               --
                                                  -------------   -------------   -------------   ----------------   --------------

      Net realized gains (losses)                       637,881        (400,531)    (37,695,643)           (89,354)        (650,601)

Change in unrealized gains (losses)                  (3,541,619)       (641,823)     (8,631,172)          (510,891)      (8,457,946)
                                                  -------------   -------------   -------------   ----------------   --------------

      Net realized and unrealized gains
        (losses) on investments                      (2,903,738)     (1,042,354)    (46,326,815)          (600,245)      (9,108,547)
                                                  -------------   -------------   -------------   ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $  (2,110,124)  $  (1,155,537)  $ (47,668,395)  $       (809,014)  $   (9,500,485)
                                                  =============   =============   =============   ================   ==============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Variable Investment Series Sub-Accounts
                                            --------------------------------------------------------------------------------------

                                                 Aggressive Equity            Capital Growth                Dividend Growth
                                            --------------------------  --------------------------  ------------------------------

                                                2002          2001        2002 (a)        2001            2002            2001
                                            ------------  ------------  ------------  ------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (594,300) $   (965,812) $   (541,089) $ (1,021,056) $    5,502,239  $     5,525,125
Net realized gains (losses)                  (10,693,474)  (13,646,203)  (41,308,305)    2,245,875      41,386,620       92,202,045
Change in unrealized gains (losses)           (2,558,580)  (22,452,756)   30,642,492   (44,024,208)   (251,417,312)    (188,770,326)
                                            ------------  ------------  ------------  ------------  --------------  ---------------

Increase (decrease) in net assets
  from operations                            (13,846,354)  (37,064,771)  (11,206,902)  (42,799,389)   (204,528,453)     (91,043,156)
                                            ------------  ------------  ------------  ------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         435,401     2,107,201       144,005       885,219       2,636,916        7,607,425
Benefit payments                                (821,318)     (931,513)   (1,257,402)   (2,737,272)    (28,617,802)     (26,351,707)
Payments on termination                       (5,214,894)   (8,498,598)   (6,404,488)  (13,342,050)   (123,122,304)    (141,486,770)
Contract maintenance charge                      (40,540)      (24,296)      (31,994)      (21,339)       (598,605)        (351,751)
Transfers among the sub-accounts
  and with the Fixed Account - net            (9,184,266)  (22,572,035)  (76,170,688)  (15,052,699)    (56,729,308)     (20,276,354)
                                            ------------  ------------  ------------  ------------  --------------  ---------------

Increase (decrease) in net assets
  from capital transactions                  (14,825,617)  (29,919,241)  (83,720,567)  (30,268,141)   (206,431,103)    (180,859,157)
                                            ------------  ------------  ------------  ------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS            (28,671,971)  (66,984,012)  (94,927,469)  (73,067,530)   (410,959,556)    (271,902,313)

NET ASSETS AT BEGINNING OF PERIOD             66,416,362   133,400,374    94,927,469   167,994,999   1,173,810,568    1,445,712,881
                                            ------------  ------------  ------------  ------------  --------------  ---------------

NET ASSETS AT END OF PERIOD                 $ 37,744,391  $ 66,416,362  $         --  $ 94,927,469  $  762,851,012  $ 1,173,810,568
                                            ============  ============  ============  ============  ==============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of period     6,802,351     9,575,316     4,626,707     5,684,829      37,717,258       41,746,177
    Units issued                                 921,897     2,371,785       420,379     1,873,419       5,605,810        7,642,417
    Units redeemed                            (2,625,651)   (5,144,750)   (5,047,086)   (2,931,541)    (12,050,032)     (11,671,336)
                                            ------------  ------------  ------------  ------------  --------------  ---------------
  Units outstanding at end of period           5,098,597     6,802,351            --     4,626,707      31,273,036       37,717,258
                                            ============  ============  ============  ============  ==============  ===============

(a) Merged on August 31, 2002 with Money Market

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                          ----------------------------------------------------------------------------------------

                                                      Equity                     European Growth           Global Advantage (b)
                                          ------------------------------  ----------------------------  --------------------------

                                              2002             2001           2002           2001           2002          2001
                                          -------------  ---------------  -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $  (8,064,633) $   (10,303,780) $     115,546  $    (838,198) $   (174,627) $   (399,752)
Net realized gains (losses)                (133,460,964)     173,704,754    (93,753,256)    18,889,088    (8,241,630)   (2,442,893)
Change in unrealized gains (losses)         (50,325,991)    (615,025,686)    39,469,397   (102,918,217)    1,322,149   (12,400,121)
                                          -------------  ---------------  -------------  -------------  ------------  ------------

Increase (decrease) in net assets
  from operations                          (191,851,588)    (451,624,712)   (54,168,313)   (84,867,327)   (7,094,108)  (15,242,766)
                                          -------------  ---------------  -------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                      1,561,662        5,914,512      8,530,400      1,270,031        94,056       493,686
Benefit payments                            (16,901,022)     (21,055,042)    (5,784,520)    (6,430,912)     (627,890)   (1,233,248)
Payments on termination                     (84,481,591)    (119,016,112)   (34,529,638)   (37,665,104)   (3,100,539)   (4,928,229)
Contract maintenance charge                    (469,215)        (217,948)      (139,447)       (69,797)      (20,416)      (12,466)
Transfers among the sub-accounts
  and with the Fixed Account - net          (77,798,471)    (149,088,835)   (27,451,028)   (50,608,981)   (5,556,976)   (7,422,665)
                                          -------------  ---------------  -------------  -------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                (178,088,637)    (283,463,425)   (59,374,233)   (93,504,763)   (9,211,765)  (13,102,922)
                                          -------------  ---------------  -------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS          (369,940,225)    (735,088,137)  (113,542,546)  (178,372,090)  (16,305,873)  (28,345,688)

NET ASSETS AT BEGINNING OF PERIOD           942,498,569    1,677,586,706    292,289,694    470,661,784    37,827,308    66,172,996
                                          -------------  ---------------  -------------  -------------  ------------  ------------

NET ASSETS AT END OF PERIOD               $ 572,558,344  $   942,498,569  $ 178,747,148  $ 292,289,694  $ 21,521,435  $ 37,827,308
                                          =============  ===============  =============  =============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period   23,718,794       28,003,922     10,232,853     12,679,136     5,072,993     6,699,772
    Units issued                              3,769,685        5,040,743     46,439,268     10,608,529     1,494,639     3,423,248
    Units redeemed                           (7,571,538)      (9,325,871)   (48,192,335)   (13,054,812)   (2,865,324)   (5,050,027)
                                          -------------  ---------------  -------------  -------------  ------------  ------------
  Units outstanding at end of period         19,916,941       23,718,794      8,479,786     10,232,853     3,702,308     5,072,993
                                          =============  ===============  =============  =============  ============  ============

(b) Previously known as Competitive Edge "Best Ideas"

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Variable Investment Series Sub-Accounts
                                            -------------------------------------------------------------------------------------

                                              Global Dividend Growth               High Yield                Income Builder
                                            ----------------------------  ---------------------------  --------------------------

                                                 2002          2001           2002          2001           2002         2001
                                            -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $     812,891  $   4,028,579  $  8,466,842  $  14,748,943  $  1,471,505  $  1,876,278
Net realized gains (losses)                   (13,609,061)      (927,276)  (52,664,138)   (72,542,999)   (2,141,192)     (590,153)
Change in unrealized gains (losses)           (20,386,945)   (28,611,193)   39,663,095     20,930,004    (4,558,412)   (1,096,051)
                                            -------------  -------------  ------------  -------------  ------------  ------------

Increase (decrease) in net assets
  from operations                             (33,183,115)   (25,509,890)   (4,534,201)   (36,864,052)   (5,228,099)      190,074
                                            -------------  -------------  ------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          628,156      1,255,912        95,075      1,043,201       349,017       783,806
Benefit payments                               (7,108,379)    (6,626,092)   (1,539,894)    (2,227,506)   (1,775,094)   (1,242,933)
Payments on termination                       (29,262,921)   (33,293,056)   (7,603,002)   (13,116,725)   (6,117,054)   (5,792,750)
Contract maintenance charge                      (139,412)       (78,035)      (37,634)       (28,236)      (29,321)      (16,253)
Transfers among the sub-accounts
  and with the Fixed Account - net             (9,473,839)   (18,981,822)   (4,412,336)    (8,089,181)     (484,232)    9,385,918
                                            -------------  -------------  ------------  -------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                   (45,356,395)   (57,723,093)  (13,497,791)   (22,418,447)   (8,056,684)    3,117,788
                                            -------------  -------------  ------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (78,539,510)   (83,232,983)  (18,031,992)   (59,282,499) ( 13,284,783)    3,307,862

NET ASSETS AT BEGINNING OF PERIOD             266,460,136    349,693,119    59,114,871    118,397,370    60,123,631    56,815,769
                                            -------------  -------------  ------------  -------------  ------------  ------------

NET ASSETS AT END OF PERIOD                 $ 187,920,626  $ 266,460,136  $ 41,082,879  $  59,114,871  $ 46,838,848  $ 60,123,631
                                            =============  =============  ============  =============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     16,133,233     19,273,572     6,004,935      7,664,736     4,714,833     4,466,937
    Units issued                                3,800,910      3,135,308     5,011,557      4,103,739     1,263,374     2,770,595
    Units redeemed                             (6,519,341)    (6,275,647)   (6,377,628)    (5,763,540)   (1,940,022)   (2,522,699)
                                            -------------  -------------  ------------  -------------  ------------  ------------
  Units outstanding at end of period           13,414,802     16,133,233     4,638,864      6,004,935     4,038,185     4,714,833
                                            =============  =============  ============  =============  ============  ============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                     Information             Limited Duration (c)               Money Market
                                             --------------------------  ----------------------------  ----------------------------

                                                 2002           2001          2002          2001            2002          2001
                                             ------------  ------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $     (9,907) $    (47,273) $   1,023,330  $     442,120  $    (388,357) $   9,345,890
Net realized gains (losses)                    (1,376,851)   (2,018,738)       294,060         69,228             --             --
Change in unrealized gains (losses)              (393,340)     (408,856)       (21,940)       156,599             --             --
                                             ------------  ------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                              (1,780,098)   (2,474,867)     1,295,450        667,947       (388,357)     9,345,890
                                             ------------  ------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          119,996       804,811      4,605,164        827,840     19,528,304     11,573,609
Benefit payments                                  (41,487)      (26,317)      (613,539)      (111,472)   (11,705,705)   (15,107,122)
Payments on termination                          (283,297)     (325,871)   (17,061,151)    (1,670,501)  (151,700,142)  (105,922,924)
Contract maintenance charge                        (1,695)         (862)       (19,465)        (3,732)      (166,398)       (69,893)
Transfers among the sub-accounts
  and with the Fixed Account - net               (398,297)    3,850,342     56,373,977     18,679,806    116,697,162    190,530,214
                                             ------------  ------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from capital transactions                      (604,780)    4,302,103     43,284,986     17,721,941    (27,346,779)    81,003,884
                                             ------------  ------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (2,384,878)    1,827,236     44,580,436     18,389,888    (27,735,136)    90,349,774

NET ASSETS AT BEGINNING OF PERIOD               4,345,693     2,518,457     24,710,264      6,320,376    419,354,604    329,004,830
                                             ------------  ------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $  1,960,815  $  4,345,693  $  69,290,700  $  24,710,264  $ 391,619,468  $ 419,354,604
                                             ============  ============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period        830,416       271,097      2,240,144        602,331     29,662,718     23,740,229
    Units issued                                1,347,995     6,024,797     27,774,747      3,588,911    198,901,270    159,531,277
    Units redeemed                             (1,514,413)   (5,465,478)   (23,884,773)    (1,951,098)  (200,631,639)  (153,608,788)
                                             ------------  ------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period              663,998       830,416      6,130,118      2,240,144     27,932,349     29,662,718
                                             ============  ============  =============  =============  =============  =============

(c) Previously known as Short-Term Bond

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Variable Investment Series Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  Pacific Growth              Quality Income Plus            S&P 500 Index
                                           ----------------------------  ----------------------------  ----------------------------

                                                 2002           2001          2002          2001          2002          2001
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (391,173) $     185,485  $  18,574,471  $  18,025,550  $    (571,996) $    (941,007)
Net realized gains (losses)                   (1,623,626)   (15,033,154)    (1,413,713)      (473,710)   (12,919,160)    (5,429,059)
Change in unrealized gains (losses)             (510,658)     3,976,228     (2,013,152)    12,514,067    (22,594,478)   (20,957,287)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             (2,525,457)   (10,871,441)    15,147,606     30,065,907    (36,085,634)   (27,327,353)
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       3,528,834        232,441      2,007,502      4,939,358      1,860,370      4,234,143
Benefit payments                                (469,120)      (753,036)   (12,427,042)   (11,094,314)    (2,725,639)    (2,936,618)
Payments on termination                       (3,169,730)    (4,781,016)   (51,963,151)   (46,772,728)   (13,488,215)   (17,240,687)
Contract maintenance charge                      (18,551)       (12,609)      (184,096)       (87,841)       (79,313)       (41,424)
Transfers among the sub-accounts
  and with the Fixed Account - net            (9,220,183)   (12,313,581)    20,967,424     68,925,710     (1,467,026)       122,501
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from capital transactions                   (9,348,750)   (17,627,801)   (41,599,363)    15,910,185    (15,899,823)   (15,862,085)
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (11,874,207)   (28,499,242)   (26,451,757)    45,976,092    (51,985,457)   (43,189,438)

NET ASSETS AT BEGINNING OF PERIOD             29,901,871     58,401,113    415,028,429    369,052,337    156,594,437    199,783,875
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $  18,027,664  $  29,901,871  $ 388,576,672  $ 415,028,429  $ 104,608,980  $ 156,594,437
                                           =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period     7,038,268      9,945,463     20,537,559     19,220,868     15,542,034     17,090,755
    Units issued                             175,003,697    116,295,697      7,707,011      9,500,211      4,889,622      5,147,175
    Units redeemed                          (176,506,787)  (119,202,892)    (9,484,273)    (8,183,520)    (6,781,352)    (6,695,896)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           5,535,178      7,038,268     18,760,297     20,537,559     13,650,304     15,542,034
                                           =============  =============  =============  =============  =============  =============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Morgan Stanley
                                                                                                        Variable Investment Series
                                             Morgan Stanley Variable Investment Series Sub-Accounts   (Class Y Shares) Sub-Accounts
                                          ----------------------------------------------------------  -----------------------------

                                                                                                             Aggressive Equity
                                                   Strategist                     Utilities                  (Class Y Shares)
                                          ----------------------------  ----------------------------  -----------------------------

                                              2002           2001           2002           2001           2002             2001
                                          -------------  -------------  -------------  -------------  ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $     523,311  $   6,031,139  $   3,538,665  $   3,152,996  $   (278,582)    $   (210,437)
Net realized gains (losses)                 (14,619,239)    23,142,607    (32,641,756)    34,853,053    (1,303,535)        (900,463)
Change in unrealized gains (losses)         (34,728,590)  (100,075,099)   (39,106,560)  (161,250,524)   (3,464,653)      (4,152,238)
                                          -------------  -------------  -------------  -------------  ------------     ------------

Increase (decrease) in net assets
  from operations                           (48,824,518)   (70,901,353)   (68,209,651)  (123,244,475)   (5,046,770)      (5,263,138)
                                          -------------  -------------  -------------  -------------  ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                      1,081,364      3,631,326        551,998      2,076,106     4,294,161       11,324,530
Benefit payments                            (12,574,612)   (10,302,665)    (8,671,431)    (9,695,104)     (251,616)        (304,310)
Payments on termination                     (49,642,916)   (56,354,072)   (28,890,316)   (44,646,795)   (1,038,406)        (462,426)
Contract maintenance charge                    (207,133)       (98,200)      (133,886)       (76,336)       (9,310)          (2,109)
Transfers among the sub-accounts
  and with the Fixed Account - net          (27,311,638)   (25,435,303)   (21,407,314)   (28,984,727)      749,126         (111,224)
                                          -------------  -------------  -------------  -------------  ------------     ------------

Increase (decrease) in net assets
  from capital transactions                 (88,654,935)   (88,558,914)   (58,550,949)   (81,326,856)    3,743,955       10,444,461
                                          -------------  -------------  -------------  -------------  ------------     ------------

INCREASE (DECREASE) IN NET ASSETS          (137,479,453)  (159,460,267)  (126,760,600)  (204,571,331)   (1,302,815)       5,181,323

NET ASSETS AT BEGINNING OF PERIOD           473,510,304    632,970,571    301,799,101    506,370,432    18,529,018       13,347,695
                                          -------------  -------------  -------------  -------------  ------------     ------------

NET ASSETS AT END OF PERIOD               $ 336,030,851  $ 473,510,304  $ 175,038,501  $ 301,799,101  $ 17,226,203     $ 18,529,018
                                          =============  =============  =============  =============  ============     ============

UNITS OUTSTANDING
  Units outstanding at beginning of period   19,567,943     21,840,204     14,034,270     16,364,971     2,711,846        1,383,746
    Units issued                              2,601,343      4,104,055      4,772,710      3,556,444     1,744,256        1,982,988
    Units redeemed                           (5,917,511)    (6,376,316)    (7,798,260)    (5,887,145)   (1,157,997)        (654,888)
                                          -------------  -------------  -------------  -------------  ------------     ------------
  Units outstanding at end of period         16,251,775     19,567,943     11,008,720     14,034,270     3,298,105        2,711,846
                                          =============  =============  =============  =============  ============     ============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            --------------------------------------------------------------------------------

                                                 Capital Growth             Dividend Growth                Equity
                                                (Class Y Shares)           (Class Y Shares)            (Class Y Shares)
                                            ------------------------  --------------------------  --------------------------

                                              2002 (a)       2001          2002          2001         2002          2001
                                            -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (66,077) $   (68,065) $    112,033  $     99,170  $   (932,432) $   (578,527)
Net realized gains (losses)                  (2,525,504)     131,026    (3,466,135)      193,463    (4,140,719)    8,207,403
Change in unrealized gains (losses)           1,643,550   (1,504,764)  (13,398,412)   (3,121,642)  (11,579,603)  (20,034,944)
                                            -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
  from operations                              (948,031)  (1,441,803)  (16,752,514)   (2,829,009)  (16,652,754)  (12,406,068)
                                            -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                      1,475,761    6,256,469    19,186,568    44,517,215    17,599,855    40,593,357
Benefit payments                                (41,274)          --      (803,478)     (757,264)   (1,046,188)     (762,856)
Payments on termination                        (256,347)    (271,538)   (3,248,989)   (1,197,030)   (3,296,821)   (2,185,708)
Contract maintenance charge                      (1,068)        (171)      (18,328)          546       (21,714)       (1,863)
Transfers among the sub-accounts
  and with the Fixed Account - net           (6,701,235)  (1,597,050)   11,557,182       185,138     6,651,905     3,503,119
                                            -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                  (5,524,163)   4,387,710    26,672,955    42,748,605    19,887,037    41,146,049
                                            -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS            (6,472,194)   2,945,907     9,920,441    39,919,596     3,234,283    28,739,981

NET ASSETS AT BEGINNING OF PERIOD             6,472,194    3,526,287    59,002,305    19,082,709    60,597,798    31,857,817
                                            -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                 $        --  $ 6,472,194  $ 68,922,746  $ 59,002,305  $ 63,832,081  $ 60,597,798
                                            ===========  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      919,083      364,488     5,969,986     1,788,587     8,802,736     3,353,484
    Units issued                                601,841      692,780     8,871,801     5,291,977     6,639,712     7,126,523
    Units redeemed                           (1,520,924)    (138,185)   (6,145,764)   (1,110,578)   (3,541,397)   (1,677,271)
                                            -----------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                 --      919,083     8,696,023     5,969,986    11,901,051     8,802,736
                                            ===========  ===========  ============  ============  ============  ============

(a) Merged on August 31, 2002 with Money Market

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            --------------------------------------------------------------------------------

                                                 European Growth            Global Advantage        Global Dividend Growth
                                                 (Class Y Shares)         (Class Y Shares) (b)         (Class Y Shares)
                                            --------------------------  ------------------------  --------------------------

                                                2002          2001         2002         2001          2002          2001
                                            ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $      7,155  $    (78,303) $   (56,393) $   (54,062) $      9,231  $     61,968
Net realized gains (losses)                     (967,255)    2,476,793     (620,104)      81,167      (246,603)       10,553
Change in unrealized gains (losses)           (2,531,834)   (5,007,923)    (700,975)  (1,541,758)   (2,550,826)     (393,166)
                                            ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
  from operations                             (3,491,934)   (2,609,433)  (1,377,472)  (1,514,653)   (2,788,198)     (320,645)
                                            ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       7,867,161    13,426,870      975,627    2,988,492     7,978,336     7,838,484
Benefit payments                                (242,319)     (186,331)     (83,613)    (161,876)     (207,229)      (92,960)
Payments on termination                       (4,335,415)     (886,861)    (540,088)    (238,905)     (620,561)     (398,453)
Contract maintenance charge                       (6,670)         (803)      (2,158)        (240)       (3,248)           42
Transfers among the sub-accounts
  and with the Fixed Account - net             1,422,928       228,293      385,096      116,654     5,904,423     1,119,958
                                            ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                    4,705,685    12,581,168      734,864    2,704,125    13,051,721     8,467,071
                                            ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS              1,213,751     9,971,735     (642,608)   1,189,472    10,263,523     8,146,426

NET ASSETS AT BEGINNING OF PERIOD             20,540,944    10,569,209    5,854,494    4,665,022    10,357,131     2,210,705
                                            ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                 $ 21,754,695  $ 20,540,944  $ 5,211,886  $ 5,854,494  $ 20,620,654  $ 10,357,131
                                            ============  ============  ===========  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,730,305     1,150,046      916,797      555,055     1,126,525       222,737
    Units issued                              25,268,953     7,046,571      897,014      515,427     2,218,108     1,066,724
    Units redeemed                           (24,298,947)   (5,466,312)    (780,819)    (153,685)     (737,678)     (162,936)
                                            ------------  ------------  -----------  -----------  ------------  ------------
  Units outstanding at end of period           3,700,311     2,730,305    1,032,992      916,797     2,606,955     1,126,525
                                            ============  ============  ===========  ===========  ============  ============

(b) Previously known as Competitive Edge "Best Ideas"

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                               Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            ------------------------------------------------------------------------------

                                                    High Yield               Income Builder             Information
                                                 (Class Y Shares)           (Class Y Shares)          (Class Y Shares)
                                            -------------------------  -------------------------  ------------------------

                                                2002         2001          2002         2001         2002         2001
                                            ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $  1,411,053  $   803,519  $    284,799  $   130,040  $   (37,338) $   (71,360)
Net realized gains (losses)                     (674,605)    (629,010)     (174,399)     (39,049)  (2,003,220)    (383,135)
Change in unrealized gains (losses)           (1,469,549)  (2,264,080)   (1,143,814)    (198,790)  (1,853,334)  (1,620,830)
                                            ------------  -----------  ------------  -----------  -----------  -----------

Increase (decrease) in net assets
  from operations                               (733,101)  (2,089,571)   (1,033,414)    (107,799)  (3,893,892)  (2,075,325)
                                            ------------  -----------  ------------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       3,543,251    6,530,498     4,796,452    5,610,188    2,003,807    6,931,932
Benefit payments                                (324,274)    (225,479)     (186,107)      (3,452)     (98,471)    (196,021)
Payments on termination                         (274,434)    (156,237)     (513,148)     (91,672)    (209,112)    (176,872)
Contract maintenance charge                       (1,775)         (10)       (2,317)        (158)      (2,334)         (29)
Transfers among the sub-accounts
  and with the Fixed Account - net             2,341,595       85,872     3,239,590      728,253     (112,202)     957,649
                                            ------------  -----------  ------------  -----------  -----------  -----------

Increase (decrease) in net assets
  from capital transactions                    5,284,363    6,234,644     7,334,470    6,243,159    1,581,688    7,516,659
                                            ------------  -----------  ------------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS              4,551,262    4,145,073     6,301,056    6,135,360   (2,312,204)   5,441,334

NET ASSETS AT BEGINNING OF PERIOD              6,087,535    1,942,462     7,099,872      964,512    7,355,923    1,914,589
                                            ------------  -----------  ------------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                 $ 10,638,797  $ 6,087,535  $ 13,400,928  $ 7,099,872  $ 5,043,719  $ 7,355,923
                                            ============  ===========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,280,977      279,829       709,159       96,269    1,378,017      206,139
    Units issued                               1,954,173    1,360,797     1,314,125      712,982    1,622,881    1,507,758
    Units redeemed                              (802,416)    (359,649)     (541,335)    (100,092)  (1,334,109)    (335,880)
                                            ------------  -----------  ------------  -----------  -----------  -----------
  Units outstanding at end of period           2,432,734    1,280,977     1,481,949      709,159    1,666,789    1,378,017
                                            ============  ===========  ============  ===========  ===========  ===========

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            ----------------------------------------------------------------------------------

                                                 Limited Duration               Money Market               Pacific Growth
                                               (Class Y Shares) (c)           (Class Y Shares)            (Class Y Shares)
                                            --------------------------  ---------------------------  -------------------------

                                                2002          2001           2002          2001          2002         2001
                                            ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    727,634  $    245,787  $    (681,799) $    795,061  $    (57,013) $    17,397
Net realized gains (losses)                      229,845        23,071             --            --       923,587      358,765
Change in unrealized gains (losses)               50,924       137,525             --            --      (467,809)    (154,721)
                                            ------------  ------------  -------------  ------------  ------------  -----------

Increase (decrease) in net assets
  from operations                              1,008,403       406,383       (681,799)      795,061       398,765      221,441
                                            ------------  ------------  -------------  ------------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                      22,286,809    16,333,039     63,515,776    75,326,969     1,796,411    1,815,801
Benefit payments                                (814,968)     (274,167)    (1,192,309)     (397,110)      (25,602)     (48,605)
Payments on termination                       (7,176,145)     (283,408)   (41,889,996)   (3,386,711)   (3,218,915)     (98,393)
Contract maintenance charge                       (6,036)          (81)       (16,173)         (475)         (846)         (57)
Transfers among the sub-accounts
  and with the Fixed Account - net            33,339,290     4,732,155     14,460,890    11,069,346     2,040,696     (990,026)
                                            ------------  ------------  -------------  ------------  ------------  -----------

Increase (decrease) in net assets
  from capital transactions                   47,628,950    20,507,538     34,878,188    82,612,019       591,744      678,720
                                            ------------  ------------  -------------  ------------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS             48,637,353    20,913,921     34,196,389    83,407,080       990,509      900,161

NET ASSETS AT BEGINNING OF PERIOD             22,343,604     1,429,683     97,216,934    13,809,854     1,628,898      728,737
                                            ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS AT END OF PERIOD                 $ 70,980,957  $ 22,343,604  $ 131,413,323  $ 97,216,934  $  2,619,407  $ 1,628,898
                                            ============  ============  =============  ============  ============  ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period     2,087,334       139,170      9,368,740     1,348,029       293,211      100,012
    Units issued                              11,054,564     2,229,668     61,260,187    25,827,584    22,774,203    8,171,326
    Units redeemed                            (6,639,542)     (281,504)   (57,884,523)  (17,806,873)  (22,435,950)  (7,978,127)
                                            ------------  ------------  -------------  ------------  ------------  -----------
  Units outstanding at end of period           6,502,356     2,087,334     12,744,404     9,368,740       631,464      293,211
                                            ============  ============  =============  ============  ============  ===========

(c) Previously known as Short-Term Bond

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            ----------------------------------------------------------------------------------

                                               Quality Income Plus             S&P 500 Index                Strategist
                                                 (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                            --------------------------  --------------------------  --------------------------

                                                2002          2001          2002          2001          2002          2001
                                            ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $  3,156,360  $  1,129,372  $   (413,819) $   (203,323) $   (132,403) $    321,285
Net realized gains (losses)                      (76,977)       46,265    (1,606,699)     (445,814)   (1,377,769)      648,063
Change in unrealized gains (losses)              124,968       458,324   (13,034,730)   (2,662,893)   (5,239,997)   (4,611,997)
                                            ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
  from operations                              3,204,351     1,633,961   (15,055,248)   (3,312,030)   (6,750,169)   (3,642,649)
                                            ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                      22,100,171    36,939,348    22,098,750    32,700,877    13,112,905    30,873,411
Benefit payments                                (926,600)     (233,819)     (838,852)     (349,545)     (753,078)     (669,235)
Payments on termination                       (5,337,706)   (1,177,477)   (2,429,965)   (1,169,872)   (2,431,964)   (1,401,990)
Contract maintenance charge                      (12,170)       (1,020)      (17,363)       (1,865)      (15,097)           31
Transfers among the sub-accounts
  and with the Fixed Account - net            27,174,843    10,592,889    12,599,212     4,958,183     5,839,192    (1,711,094)
                                            ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                   42,998,538    46,119,921    31,411,782    36,137,778    15,751,958    27,091,123
                                            ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS             46,202,889    47,753,882    16,356,534    32,825,748     9,001,789    23,448,474

NET ASSETS AT BEGINNING OF PERIOD             52,926,850     5,172,968    45,552,248    12,726,500    46,792,539    23,344,065
                                            ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                 $ 99,129,739  $ 52,926,850  $ 61,908,782  $ 45,552,248  $ 55,794,328  $ 46,792,539
                                            ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     4,636,882       482,561     5,852,765     1,422,645     5,356,482     2,359,030
    Units issued                               8,036,039     4,757,929     7,115,577     5,255,205     3,850,522     4,304,741
    Units redeemed                            (4,266,687)     (603,608)   (2,587,913)     (825,085)   (1,991,119)   (1,307,289)
                                            ------------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period           8,406,234     4,636,882    10,380,429     5,852,765     7,215,885     5,356,482
                                            ============  ============  ============  ============  ============  ============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley
                                             Variable Investment Series
                                           (Class Y Shares) Sub-Accounts         AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------- ----------------------------------------------------------

                                                    Utilities
                                                 (Class Y Shares)        AIM V. I. Capital Appreciation       AIM V. I. Growth
                                           ----------------------------  ------------------------------  --------------------------

                                               2002            2001          2002              2001          2002          2001
                                           ------------    ------------  ------------      ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    267,987    $    126,450  $   (370,018)     $   (254,005) $   (177,340) $   (116,917)
Net realized gains (losses)                  (3,073,173)        421,111    (2,545,596)       (1,138,265)   (1,412,835)   (1,489,301)
Change in unrealized gains (losses)          (3,553,599)     (7,589,144)   (4,023,688)       (2,653,461)   (2,742,611)   (2,100,990)
                                           ------------    ------------  ------------      ------------  ------------  ------------

Increase (decrease) in net assets
  from operations                            (6,358,785)     (7,041,583)   (6,939,302)       (4,045,731)   (4,332,786)   (3,707,208)
                                           ------------    ------------  ------------      ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                      3,728,034      17,972,784     4,987,405        11,283,385     3,335,813     6,148,518
Benefit payments                               (459,994)       (531,753)     (555,815)         (252,462)     (256,291)      (89,676)
Payments on termination                      (1,092,398)     (1,252,653)   (1,381,393)         (851,339)     (504,467)     (615,818)
Contract maintenance charge                      (6,617)            514        (9,306)           (2,492)       (4,596)         (960)
Transfers among the sub-accounts
  and with the Fixed Account - net             (170,274)     (4,191,336)    3,391,685         1,338,219       981,572       602,492
                                           ------------    ------------  ------------      ------------  ------------  ------------

Increase (decrease) in net assets
  from capital transactions                   1,998,751      11,997,556     6,432,576        11,515,311     3,552,031     6,044,556
                                           ------------    ------------  ------------      ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS            (4,360,034)      4,955,973      (506,726)        7,469,580      (780,755)    2,337,348

NET ASSETS AT BEGINNING OF PERIOD            24,013,118      19,057,145    21,661,544        14,191,964    11,266,812     8,929,464
                                           ------------    ------------  ------------      ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                $ 19,653,084    $ 24,013,118  $ 21,154,818      $ 21,661,544  $ 10,486,057  $ 11,266,812
                                           ============    ============  ============      ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period    3,256,726       1,929,314     3,385,807         1,712,669     2,274,547     1,209,656
    Units issued                              1,958,429       2,505,750     3,331,180         5,220,251     1,687,994     3,430,058
    Units redeemed                           (1,697,534)     (1,178,338)   (2,303,953)       (3,547,113)     (881,858)   (2,365,167)
                                           ------------    ------------  ------------      ------------  ------------  ------------
  Units outstanding at end of period          3,517,621       3,256,726     4,413,034         3,385,807     3,080,683     2,274,547
                                           ============    ============  ============      ============  ============  ============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable Insurance
                                                Funds Sub-Accounts         Alliance Variable Product Series Fund Sub-Accounts
                                            --------------------------  --------------------------------------------------------

                                            AIM V.I. Premier Equity (d)       Alliance Growth         Alliance Growth & Income
                                            --------------------------  --------------------------  ----------------------------

                                               2002          2001           2002          2001          2002           2001
                                            ------------  ------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (657,067) $   (620,078) $   (221,211) $   (166,503) $  (1,497,686) $    (860,392)
Net realized gains (losses)                   (5,259,376)   (2,141,470)   (2,372,755)     (360,134)    (5,643,100)     1,895,655
Change in unrealized gains (losses)          (14,633,034)   (3,610,163)   (2,394,870)   (3,037,585)   (34,470,607)    (4,612,532)
                                            ------------  ------------  ------------  ------------  -------------  -------------

Increase (decrease) in net assets
  from operations                            (20,549,477)   (6,371,711)   (4,988,836)   (3,564,222)   (41,611,393)    (3,577,269)
                                            ------------  ------------  ------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       8,359,588    26,751,435     2,601,739     7,061,877     28,480,716     51,947,042
Benefit payments                              (1,023,109)     (653,692)     (222,612)     (129,331)    (2,388,973)    (1,158,197)
Payments on termination                       (3,208,680)   (2,699,572)     (861,782)     (691,022)   (12,108,471)    (6,797,540)
Contract maintenance charge                      (21,363)       (7,277)       (5,995)       (2,416)       (56,384)       (18,599)
Transfers among the sub-accounts
  and with the Fixed Account - net             1,352,418    11,323,246      (166,046)    3,610,868     18,300,916     77,984,715
                                            ------------  ------------  ------------  ------------  -------------  -------------

Increase (decrease) in net assets
  from capital transactions                    5,458,854    34,714,140     1,345,304     9,849,976     32,227,804    121,957,421
                                            ------------  ------------  ------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (15,090,623)   28,342,429    (3,643,532)    6,285,754     (9,383,589)   118,380,152

NET ASSETS AT BEGINNING OF PERIOD             58,625,674    30,283,245    15,816,830     9,531,076    145,029,939     26,649,787
                                            ------------  ------------  ------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                 $ 43,535,051  $ 58,625,674  $ 12,173,298  $ 15,816,830  $ 135,646,350  $ 145,029,939
                                            ============  ============  ============  ============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period     8,200,009     3,717,578     2,582,313     1,179,904     14,041,524      2,511,481
    Units issued                               6,969,622    13,498,534     1,604,044     3,663,768     13,457,161     18,770,259
    Units redeemed                            (6,381,653)   (9,016,103)   (1,380,910)   (2,261,359)   (10,144,405)    (7,240,216)
                                            ------------  ------------  ------------  ------------  -------------  -------------
  Units outstanding at end of period           8,787,978     8,200,009     2,805,447     2,582,313     17,354,280     14,041,524
                                            ============  ============  ============  ============  =============  =============

(d) Previously known as AIM V.I. Value

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                           LSA Variable
                                              Alliance Variable Product    Series Trust         Putnam Variable
                                              Series Fund Sub-Accounts     Sub-Account        Trust Sub-Accounts
                                             ---------------------------   ------------   ---------------------------

                                                                              LSA
                                                                           Aggressive
                                               Alliance Premier Growth       Growth          VT Growth and Income
                                             ---------------------------   ------------   ---------------------------

                                                 2002          2001          2002 (e)         2002           2001
                                             ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $   (512,854)  $   (559,054)  $    (11,319)  $    (25,456)  $    (71,976)
Net realized gains (losses)                    (5,975,064)    (3,598,126)       (24,390)    (2,022,477)      (354,404)
Change in unrealized gains (losses)            (6,357,494)    (3,946,380)      (178,599)    (5,525,965)    (1,201,540)
                                             ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                             (12,845,412)    (8,103,560)      (214,308)    (7,573,898)    (1,627,920)
                                             ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                        4,340,525     12,853,163        683,294      6,399,453     13,709,215
Benefit payments                                 (802,149)    (1,060,178)            --       (762,707)      (202,145)
Payments on termination                        (2,619,789)    (3,242,915)       (11,673)    (1,932,839)    (1,080,127)
Contract maintenance charge                       (15,552)        (6,307)           (94)       (11,175)        (2,817)
Transfers among the sub-accounts
  and with the Fixed Account - net              2,846,376        890,529      1,444,853      6,371,252      7,401,783
                                             ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                     3,749,411      9,434,292      2,116,380     10,063,984     19,825,909
                                             ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              (9,096,001)     1,330,732      1,902,072      2,490,086     18,197,989

NET ASSETS AT BEGINNING OF PERIOD              38,131,478     36,800,746             --     28,218,465     10,020,476
                                             ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 29,035,477   $ 38,131,478   $  1,902,072   $ 30,708,551   $ 28,218,465
                                             ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      5,849,767      4,656,277             --      2,888,212        936,439
    Units issued                                3,703,421      4,352,659      1,073,616      4,738,363      5,747,188
    Units redeemed                             (3,093,829)    (3,159,169)      (814,269)    (3,680,183)    (3,795,415)
                                             ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            6,459,359      5,849,767        259,347      3,946,392      2,888,212
                                             ============   ============   ============   ============   ============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                Putnam Variable Trust Sub-Accounts
                                             ------------------------------------------------------------------------

                                                                             VT Small
                                               VT International Growth       Cap Value             VT Voyager
                                             ---------------------------   ------------   ---------------------------

                                                 2002           2001         2002 (e)        2002           2001
                                             ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $   (412,326)  $   (407,383)  $   (124,595)  $   (353,765)  $   (453,948)
Net realized gains (losses)                      (293,994)       178,087       (543,483)    (4,292,392)     1,371,107
Change in unrealized gains (losses)            (6,378,509)    (6,166,679)    (1,663,599)    (6,766,961)    (8,350,434)
                                             ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                              (7,084,829)    (6,395,975)    (2,331,677)   (11,413,118)    (7,433,275)
                                             ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       24,038,059     18,018,746      7,444,395      7,638,105     14,580,601
Benefit payments                                 (698,513)      (524,641)       (19,431)      (417,588)      (483,576)
Payments on termination                        (9,574,265)    (1,911,538)      (317,148)    (1,869,200)    (2,053,817)
Contract maintenance charge                       (17,617)        (5,000)        (1,612)       (15,188)        (4,970)
Transfers among the sub-accounts
  and with the Fixed Account - net              2,622,468      5,169,813     15,419,178      5,883,190      4,192,114
                                             ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                    16,370,132     20,747,380     22,525,382     11,219,319     16,230,352
                                             ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               9,285,303     14,351,405     20,193,705       (193,799)     8,797,077

NET ASSETS AT BEGINNING OF PERIOD              38,728,400     24,376,995             --     34,588,836     25,791,759
                                             ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 48,013,703   $ 38,728,400   $ 20,193,705   $ 34,395,037   $ 34,588,836
                                             ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      5,411,453      2,687,654             --      5,484,854      3,176,076
    Units issued                               54,844,975     20,752,870      5,424,196      5,856,428      5,566,988
    Units redeemed                            (52,047,721)   (18,029,071)    (2,655,248)    (3,864,095)    (3,258,210)
                                             ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period            8,208,707      5,411,453      2,768,948      7,477,187      5,484,854
                                             ============   ============   ============   ============   ============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                           UIF Emerging Markets Equity        UIF Equity Growth          UIF International Magnum
                                           ----------------------------  ----------------------------  ----------------------------

                                                2002           2001          2002            2001           2002          2001
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (338,590) $    (272,717) $    (818,211) $  (1,295,529) $     (98,393) $    (200,036)
Net realized gains (losses)                   (1,271,613)    (3,937,517)    (8,633,548)    (9,461,293)      (408,573)    (1,320,553)
Change in unrealized gains (losses)             (439,302)     3,365,880    (12,074,507)    (7,599,027)    (1,644,978)    (2,439,411)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             (2,049,505)      (844,354)   (21,526,266)   (18,355,849)    (2,151,944)    (3,960,000)
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       3,687,715      2,817,762      2,489,217      8,016,968      8,685,600      4,408,920
Benefit payments                                (291,169)      (448,287)      (750,474)    (2,166,156)      (393,207)      (184,304)
Payments on termination                       (3,022,905)    (1,554,168)    (5,310,256)    (8,376,530)    (2,748,963)    (1,357,299)
Contract maintenance charge                      (12,157)        (5,829)       (34,495)       (17,033)       (10,431)        (5,514)
Transfers among the sub-accounts
  and with the Fixed Account - net             6,811,603     (1,827,017)    (3,359,565)   (11,909,590)    (4,065,044)       373,747
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from capital transactions                    7,173,087     (1,017,539)    (6,965,573)   (14,452,341)     1,467,955      3,235,550
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              5,123,582     (1,861,893)   (28,491,839)   (32,808,190)      (683,989)      (724,450)

NET ASSETS AT BEGINNING OF PERIOD             16,448,244     18,310,137     76,091,462    108,899,652     19,771,754     20,496,204
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $  21,571,826  $  16,448,244  $  47,599,623  $  76,091,462  $  19,087,765  $  19,771,754
                                           =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,295,907      2,272,435      8,236,135      9,444,030      2,501,671      2,019,182
    Units issued                              43,804,688     28,318,662      2,288,996      3,119,200     32,252,510     12,969,712
    Units redeemed                           (42,572,954)   (28,295,190)    (3,063,092)    (4,327,095)   (31,761,263)   (12,487,223)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           3,527,641      2,295,907      7,462,039      8,236,135      2,992,918      2,501,671
                                           =============  =============  =============  =============  =============  =============

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------

                                                         The Universal Institutional Funds, Inc. Sub-Accounts
                                            -------------------------------------------------------------------------------

                                                  UIF Mid
                                                Cap Growth           UIF Mid Cap Value             UIF U.S. Real Estate
                                               ------------    ----------------------------    ----------------------------

                                                 2002(e)           2002            2001            2002            2001
                                               ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                   $    (36,711)   $ (1,170,829)   $   (495,491)   $    793,614    $    688,337
Net realized gains (losses)                          11,940      (5,305,644)       (646,175)        637,881       1,184,070
Change in unrealized gains (losses)                (526,080)    (19,271,179)      1,311,149      (3,541,619)       (219,723)
                                               ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
  from operations                                  (550,851)    (25,747,652)        169,483      (2,110,124)      1,652,684
                                               ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          3,570,891      20,765,233      26,411,766       7,492,392       6,639,035
Benefit payments                                    (40,069)     (1,057,872)       (262,132)       (537,893)       (115,172)
Payments on termination                             (53,428)     (4,800,788)     (1,592,265)     (3,345,959)     (2,328,953)
Contract maintenance charge                            (224)        (25,132)         (6,508)        (16,173)         (3,869)
Transfers among the sub-accounts
  and with the Fixed Account - net                3,617,693      23,190,427      30,415,069      14,700,264       5,698,417
                                               ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
  from capital transactions                       7,094,863      38,071,868      54,965,930      18,292,631       9,889,458
                                               ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                 6,544,012      12,324,216      55,135,413      16,182,507      11,542,142

NET ASSETS AT BEGINNING OF PERIOD                        --      63,097,030       7,961,617      27,855,482      16,313,340
                                               ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                    $  6,544,012    $ 75,421,246    $ 63,097,030    $ 44,037,989    $ 27,855,482
                                               ============    ============    ============    ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --       6,471,585         779,054       2,301,020       1,454,011
    Units issued                                  3,817,453      16,860,794      12,998,868       9,074,255      10,467,127
    Units redeemed                               (2,922,726)    (12,391,689)     (7,306,337)     (7,597,753)     (9,620,118)
                                               ------------    ------------    ------------    ------------    ------------
  Units outstanding at end of period                894,727      10,940,690       6,471,585       3,777,522       2,301,020
                                               ============    ============    ============    ============    ============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

                                                                                                 Van Kampen Life Investment
                                          Van Kampen Life Investment Trust Sub-Accounts        Trust (Class II) Sub-Accounts
                                          --------------------------------------------- --------------------------------------------

                                                                                        LIT Comstock           LIT Emerging
                                            LIT Comstock      LIT Emerging Growth        (Class II)          Growth (Class II)
                                           -------------  ----------------------------  -------------  -----------------------------

                                              2002(e)         2002           2001          2002(e)         2002         2001(f)
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (113,183) $  (1,341,580) $  (3,012,387) $    (208,769) $    (391,938) $     (91,147)
Net realized gains (losses)                     (400,531)   (37,695,643)   (45,314,518)       (89,354)      (650,601)       (73,790)
Change in unrealized gains (losses)             (641,823)    (8,631,172)   (41,940,418)      (510,891)    (8,457,946)      (542,821)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             (1,155,537)   (47,668,395)   (90,267,323)      (809,014)    (9,500,485)      (707,758)
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       4,007,208      3,299,040     18,217,319     16,723,518     10,913,748     16,979,578
Benefit payments                                 (25,248)    (1,583,884)    (3,098,694)       (84,215)      (486,630)       (73,377)
Payments on termination                         (528,419)   (10,635,658)   (17,798,015)      (384,138)      (747,486)       (65,489)
Contract maintenance charge                       (2,997)       (89,367)       (48,420)        (1,252)        (6,828)            --
Transfers among the sub-accounts
  and with the Fixed Account - net            17,409,037    (23,657,462)   (23,769,801)    23,317,005      6,934,525      1,201,777
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from capital transactions                   20,859,581    (32,667,331)   (26,497,611)    39,570,918     16,607,329     18,042,489
                                           -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             19,704,044    (80,335,726)  (116,764,934)    38,761,904      7,106,844     17,334,731

NET ASSETS AT BEGINNING OF PERIOD                     --    163,251,375    280,016,309             --     17,334,731             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $  19,704,044  $  82,915,649  $ 163,251,375  $  38,761,904  $  24,441,575  $  17,334,731
                                           =============  =============  =============  =============  =============  =============


UNITS OUTSTANDING
  Units outstanding at beginning of period            --     15,280,490     15,481,969             --      2,120,331             --
    Units issued                               3,541,195      8,472,947     11,986,090      5,705,466      3,941,389      2,284,044
    Units redeemed                            (1,095,962)   (11,401,080)   (12,187,569)      (884,501)    (1,541,241)      (163,713)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           2,445,233     12,352,357     15,280,490      4,820,965      4,520,479      2,120,331
                                           =============  =============  =============  =============  =============  =============

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(f) For the Period Beginning May 17, 2001 and Ended December 31, 2001

See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.   ORGANIZATION

     At December 31, 2002, Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Northbrook Life and Allstate approved the merger of Northbrook Life into Allstate, which will be effective January 1, 2003. In conjunction with the merger, the Account will merge with Allstate Financial Advisors Separate Account I, a Separate Account of Allstate. See
     Note 3 for further information. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

                    MORGAN STANLEY VARIABLE INVESTMENT SERIES

        Aggressive Equity                                    Income Builder
        Capital Growth (Merged with Money                    Information
           Market)                                           Limited Duration (Previously known as
        Dividend Growth                                         Short Term Bond)
        Equity                                               Money Market
        European Growth                                      Pacific Growth
        Global Advantage (Previously known                   Quality Income Plus
           as Competitive Edge "Best Ideas")                 S&P 500 Index
        Global Dividend Growth                               Strategist
        High Yield                                           Utilities

           MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)

        Aggressive Equity (Class Y Shares)                   Income Builder (Class Y Shares)
        Capital Growth (Class Y Shares)                      Information (Class Y Shares)
           (Merged with Money Market)                        Limited Duration (Class Y Shares) (Previously
        Dividend Growth (Class Y Shares)                        known as Short Term Bond)
        Equity (Class Y Shares)                              Money Market (Class Y Shares)
        European Growth (Class Y Shares)                     Pacific Growth (Class Y Shares)
        Global Advantage (Class Y Shares)                    Quality Income Plus (Class Y Shares)
           (Previously known as Competitive                  S&P 500 Index (Class Y Shares)
           Edge "Best Ideas")                                Strategist (Class Y Shares)
        Global Dividend Growth (Class Y Shares)              Utilities (Class Y Shares)
        High Yield (Class Y Shares)

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

                          AIM VARIABLE INSURANCE FUNDS

        AIM V.I. Capital Appreciation                        AIM V.I. Premier Equity (Previously known as
        AIM V.I. Growth                                         AIM V.I. Value)

                      ALLIANCE VARIABLE PRODUCT SERIES FUND

        Alliance Growth                                      Alliance Premier Growth
        Alliance Growth & Income

                            LSA VARIABLE SERIES TRUST

        LSA Aggressive Growth

                              PUTNAM VARIABLE TRUST

        VT Growth and Income                                 VT Small Cap Value
        VT International Growth                              VT Voyager

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

        UIF Emerging Markets Equity                          UIF Mid Cap Growth
        UIF Equity Growth                                    UIF Mid Cap Value
        UIF International Magnum                             UIF U.S. Real Estate

                        VAN KAMPEN LIFE INVESTMENT TRUST

        LIT Comstock                                         LIT Emerging Growth

                   VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

        LIT Comstock (Class II)                              LIT Emerging Growth (Class II)

     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate of 0.95% of average daily net assets.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account does not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On September 11, 2002, the boards of directors of Allstate and Northbrook Life approved the merger of Northbrook Life into Allstate (the "Merger"). Allstate and Northbrook Life will consummate the Merger on January 1, 2003. Allstate is the surviving legal entity and Northbrook Life will no longer exist as an independent entity as a result of the Merger. In conjunction with the Merger, the Account and Northbrook Variable Annuity Account ("VA") will merge with Allstate Financial Advisors Separate Account I ("AFA I"). Collectively, the Account, VA and AFA I are referred to as the "Separate Accounts". The Fixed Account will also be merged on January 1, 2003 with the fixed account maintained by Allstate.

     At December 31, 2002, VA, the Account, and AFA I offered 11, 53, and 59 variable sub-accounts, respectively. Five sub-accounts offered by the Account were invested in the same underlying funds as five of the sub-accounts offered by AFA I. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by the Account. Upon completion of the merger on January 1, 2003, AFA I will offer 107 sub-accounts giving affect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units or accumulation unit value of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account and VA II will not change as a result of the merger with AFA I. All fees previously assessed by Northbrook Life will be assessed by Allstate subsequent to December 31, 2002. The table below presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2002.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2002

                                                              Pre-Merger                                    Post-Merger
--------------------------------------------------------------------------------------------------------------------------
                                                             Allstate Financial                          Allstate Financial
                                        Northbrook Variable  Advisors Separate      Northbrook Variable   Advisors Separate
SUB-ACCOUNT                              Annuity Account II      Account I            Annuity Account        Account I
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V.I. Capital Appreciation      $    21,154,818        $    2,649,338        $           --       $    23,804,156
      AIM V.I. Premier Equity                 43,535,051             1,966,890                                  45,501,941

LSA Variable Series Trust
      LSA Aggressive Growth                    1,902,072             1,609,732                                   3,511,804

Morgan Stanley Variable Investment Series
      Dividend Growth                        762,851,012                                  16,175,433           779,026,445
      Equity                                 572,558,344                                  23,039,815           595,598,159
      European Growth                        178,747,148                                   3,838,954           182,586,102
      Global Dividend Growth                 187,920,626                                   2,248,250           190,168,876
      High Yield                              41,082,879                                   2,422,542            43,505,421
      Income Builder                          46,838,848                                     255,457            47,094,305
      Money Market                           391,619,468                                  10,387,894           402,007,362
      Pacific Growth                          18,027,664                                     291,483            18,319,147
      Quality Income Plus                    388,576,672                                   9,139,207           397,715,879
      Strategist                             336,030,851                                  15,900,893           351,931,744
      Utilities                              175,038,501                                   4,484,266           179,522,767

Van Kampen Life Investment Trust
      LIT Comstock                            19,704,044             3,456,420                                  23,160,464
      LIT Emerging Growth                     82,915,649             3,060,577                                  85,976,226

The remaining Sub-Accounts                 1,501,395,768            93,780,820                    --         1,595,176,588
                                          --------------        --------------        --------------        --------------

          TOTAL NET ASSETS               $ 4,769,899,415        $  106,523,777        $   88,184,194       $ 4,964,607,386
                                          ==============        ==============        ==============        ==============

The information noted above has been derived from and should be read in conjunction with the financial statements for each of the Separate Accounts as of December 31, 2002.

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumed mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from .60% to 2.20% per annum of the daily net assets of the Account, based on Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Northbrook Life guaranteed that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guaranteed that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts. These charges are recognized as redemption of units.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                          Purchases
                                                        --------------

Investments in the Morgan Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity                                   $    3,868,498
    Capital Growth(a)                                        4,525,482
    Dividend Growth                                         53,304,794
    Equity                                                  17,789,370
    European Growth                                        511,108,701
    Global Advantage(b)                                      7,459,081
    Global Dividend Growth                                  41,448,074
    High Yield                                              28,476,634
    Income Builder                                          11,454,455
    Information                                              4,865,740
    Limited Duration(c)                                    253,702,648
    Money Market                                         1,732,608,356
    Pacific Growth                                         590,257,086
    Quality Income Plus                                     86,450,490
    S&P 500 Index                                           26,334,369
    Strategist                                              24,674,824
    Utilities                                               39,161,712

Investments in the Morgan Stanley Variable Investment
  Series (Class Y Shares) Sub-Accounts:
    Aggressive Equity (Class Y Shares)                       6,821,606
    Capital Growth (Class Y Shares)(a)                       2,435,228
    Dividend Growth (Class Y Shares)                        60,560,309
    Equity (Class Y Shares)                                 27,224,662
    European Growth (Class Y Shares)                       164,669,137
    Global Advantage (Class Y Shares)(b)                     2,023,926
    Global Dividend Growth (Class Y Shares)                 14,924,157
    High Yield (Class Y Shares)                              8,044,383
    Income Builder (Class Y Shares)                          9,508,340
    Information (Class Y Shares)                             5,062,634
    Limited Duration (Class Y Shares)(c)                    94,529,689
    Money Market (Class Y Shares)                          476,547,067
    Pacific Growth (Class Y Shares)                        118,330,063
    Quality Income Plus (Class Y Shares)                    55,653,989
    S&P 500 Index (Class Y Shares)                          36,991,383
    Strategist (Class Y Shares)                             23,006,514
    Utilities (Class Y Shares)                               7,491,817

(a) Merged on August 31, 2002 with Money Market

(b) Previously known as Competitive Edge "Best Ideas"

(c) Previously known as Short-Term Bond

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                             Purchases
                                                          ---------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
    AIM V.I. Capital Appreciation                         $    14,400,613
    AIM V.I. Growth                                             5,797,589
    AIM V.I. Premier Equity (d)                                22,994,253

Investments in the Alliance Variable Product Series
  Fund Sub-Accounts:
    Alliance Growth                                             6,655,848
    Alliance Growth & Income                                   85,339,039
    Alliance Premier Growth                                    13,641,321

Investments in the LSA Variable Series Trust Sub-Account:
    LSA Aggressive Growth (e)                                   6,390,301

Investments in the Putnam Variable Trust Sub-Accounts:
    VT Growth and Income                                       32,025,645
    VT International Growth                                   336,195,732
    VT Small Cap Value (e)                                     38,906,296
    VT Voyager                                                 21,464,820

Investments in The Universal Institutional Funds, Inc.
  Sub-Accounts:
    UIF Emerging Markets Equity                               247,607,373
    UIF Equity Growth                                           8,937,749
    UIF International Magnum                                  198,562,074
    UIF Mid Cap Growth (e)                                     22,622,584
    UIF Mid Cap Value                                          96,914,698
    UIF U.S. Real Estate                                       77,040,461

Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
    LIT Comstock (e)                                           27,423,306
    LIT Emerging Growth                                        53,873,809

Investments in the Van Kampen Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Comstock (Class II) (e)                                42,368,319
    LIT Emerging Growth (Class II)                             18,954,908
                                                          ---------------

                                                          $ 5,929,431,956
                                                          ===============

(d) Previously known as AIM V.I. Value

(e) For the Period Beginning May 1,2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Northbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

             Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                          At December 31,               For the year ended December 31,
                                                       -------------------  -----------------------------------------------------

                                                           Accumulation      Investment         Expense            Total
                                                            Unit Value      Income Ratio*       Ratio**           Return***
                                                       -------------------  ------------- -----------------   -------------------
Investments in the Morgan Stanley Variable Investment
    Series Sub-Accounts:
       Aggressive Equity
         2002                                          $ 4.91 -   $ 7.56        0.31 %    0.70 %  -   2.05 %  -24.18 %  -  -23.14 %
         2001                                            6.47 -     9.91        0.32      0.70    -   2.05    -30.89    -  -28.96
       Capital Growth
         2002 (a)                                         N/A -      N/A        0.48      0.70    -   2.05       N/A          N/A
         2001                                            7.04 -    22.75        0.54      0.70    -   2.05    -28.76    -  -26.83
       Dividend Growth
         2002                                            7.49 -    27.81        2.00      0.70        2.05    -19.68       -18.59
         2001                                            9.31 -    34.38        1.85      0.70    -   2.05     -7.79    -   -5.87
       Equity
         2002                                            5.13 -    37.96        0.35      0.70        2.05    -22.82       -21.76
         2001                                            6.57 -    48.84        0.48      0.70    -   2.05    -29.31    -  -27.38
       European Growth
         2002                                            5.77 -    25.64        1.46      0.70        2.05    -22.96       -21.91
         2001                                            7.45 -    33.05        1.11      0.70    -   2.05    -20.26    -  -18.33

(a) Merged on August 31, 2002 with Money Market

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                          At December 31,              For the year ended December 31,
                                                       -------------------  -----------------------------------------------------

                                                           Accumulation      Investment         Expense           Total
                                                            Unit Value      Income Ratio*       Ratio**          Return***
                                                       -------------------  ------------- -----------------   -------------------
Investments in the Morgan Stanley Variable Investment
  Series Sub-Accounts (continued):
     Global Advantage(b)
         2002                                          $ 4.96 -   $ 5.87          0.83 %   0.70 %  -   2.05 % -22.42 % -  -21.37%
         2001                                            6.36 -     7.51          0.63     0.70    -   2.05   -25.80   -  -23.87
     Global Dividend Growth
         2002                                            7.91 -    14.76          1.80     0.70    -   2.05   -14.29   -  -13.13
         2001                                            9.17 -    17.10          2.70     0.70    -   2.05    -8.84   -   -6.91
     High Yield
         2002                                            3.39 -     9.61         18.30     0.70    -   2.05    -9.02   -   -7.78
         2001                                            3.71 -    10.49         18.08     0.70    -   2.05   -36.14   -  -34.21
     Income Builder
         2002                                            9.11 -    11.81          4.20     0.70    -   2.05    -9.34   -   -8.29
         2001                                           10.05 -    12.96          4.71     0.70    -   1.85     0.55   -    1.45
     Information
         2002                                            2.91 -     7.17          0.94     0.83    -   2.05   -44.24   -  -43.81
         2001                                            5.21 -     5.39          0.20     1.28    -   2.05   -44.17   -  -43.60
     Limited Duration(c)
         2002                                           10.66 -    11.51          3.58     0.70    -   2.05     1.94   -    3.33
         2001                                           10.46 -    11.14          4.23     0.70    -   2.05     4.05   -    5.98
     Money Market
         2002                                           10.12 -    14.43          1.31     0.70    -   2.05    -0.52   -    0.63
         2001                                           10.19 -    14.44          4.04     0.70    -   2.05     1.25   -    3.17
     Pacific Growth
         2002                                            3.07 -     6.38          0.00     0.70    -   2.05   -24.43   -  -23.40
         2001                                            4.00 -     8.41          1.88     0.70    -   2.05   -29.86   -  -27.93
     Quality Income Plus
         2002                                           11.11 -    22.45          6.01     0.70    -   2.05     3.37   -    4.78
         2001                                           10.75 -    21.56          6.02     0.70    -   2.05     6.87   -    8.80
     S&P 500 Index
         2002                                            5.91 -     7.81          1.01     0.70    -   2.05   -24.06   -  -23.03
         2001                                            7.74 -    10.22          0.90     0.70    -   2.05   -14.78   -  -12.85
     Strategist
         2002                                            7.47 -    24.60          1.54     0.70    -   2.05   -11.72   -  -10.52
         2001                                            8.44 -    27.67          2.47     0.70    -   2.05   -12.74   -  -10.81
     Utilities
         2002                                            5.53 -    18.63          2.79     0.70    -   2.05   -24.43   -  -23.40
         2001                                            7.30 -    24.48          2.17     0.70    -   2.05   -28.20   -  -26.27

(b) Previously known as Competitive Edge "Best Ideas"

(c) Previously known as Short-Term Bond

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            At December 31,                For the year ended December 31,
                                                         -------------------  -----------------------------------------------------

                                                             Accumulation      Investment         Expense             Total
                                                              Unit Value      Income Ratio*       Ratio**            Return***
                                                         -------------------  ------------- -----------------   -------------------
Investments in the Morgan Stanley Variable Investment
  Series (Class Y Shares) Sub-Accounts:
     Aggressive Equity

         2002                                          $ 4.75 -    $ 8.81         0.10 %   1.35 %  -    2.20 %  -24.52 % -  -23.87 %
         2001                                            6.27 -      9.19         0.33     1.35    -    2.20 %  -30.21   -  -29.58
     Capital Growth
         2002(a)                                          N/A -       N/A         0.27     1.35    -    2.20       N/A   -     N/A
         2001                                            6.77 -      8.82         0.55     1.35    -    2.20    -28.11   -  -27.48
     Dividend Growth
         2002                                            7.42 -      8.53         1.99     1.35    -    2.20    -20.02   -  -19.33
         2001                                            9.28 -      9.97         1.79     1.35    -    2.20     -7.33   -   -6.70
     Equity
         2002                                            4.90 -      8.72         0.19     1.35    -    2.30    -23.16   -  -22.50
         2001                                            6.36 -      9.22         0.31     1.35    -    2.20    -28.68   -  -28.05
     European Growth
         2002                                            5.69 -      8.30         1.85     1.35    -    2.30    -23.24   -  -22.58
         2001                                            7.38 -      9.56         1.21     1.35    -    2.20    -19.66   -  -19.03
     Global Advantage(b)
         2002                                            4.89 -      8.06         0.66     1.35    -    2.30    -22.66   -  -22.00
         2001                                            6.30 -      8.98         0.62     1.35    -    2.20    -25.20   -  -24.57
     Global Dividend Growth
         2002                                            7.79 -      8.61         1.86     1.35    -    2.30    -14.62   -  -13.89
         2001                                            9.09 -      9.69         2.50     1.35    -    2.20     -8.34   -   -7.71
     High Yield
         2002                                            4.08 -      9.11        18.51     1.35    -    2.30     -9.38   -   -8.60
         2001                                            4.49 -      7.72        21.82     1.35    -    2.20    -35.44   -  -34.81
     Income Builder
         2002                                            8.64 -      9.36         4.48     1.35    -    2.30     -9.96   -   -9.19
         2001                                            9.60 -     10.10         4.76     1.35    -    2.20      0.10   -    0.73
     Information
         2002                                            2.89 -      7.43         1.07     1.35    -    2.30    -44.53   -  -44.05
         2001                                            5.19 -      8.93         0.18     1.35    -    2.20    -44.39   -  -43.76
     Limited Duration(c)
         2002                                           10.12 -     11.09         3.13     1.35    -    2.30      1.55   -    2.41
         2001                                           10.25 -     10.82         3.47     1.35    -    2.20      4.43   -    5.06
     Money Market
         2002                                            9.91 -     10.46         1.01     1.35    -    2.30     -1.12   -   -0.27
         2001                                           10.02 -     10.49         3.35     1.35    -    2.20      1.62   -    2.25

(a) Merged on August 31, 2002 with Money Market

(b) Previously known as Competitive Edge "Best Ideas"

(c) Previously known as Short-Term Bond

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          At December 31,           For the year ended December 31,
                                                       -------------------  ------------------------------------------------------
                                                           Accumulation      Investment         Expense              Total
                                                            Unit Value      Income Ratio*       Ratio**             Return***
                                                       -------------------  ------------- -----------------   --------------------

Investments in the Morgan Stanley Variable Investment
  Series (Class Y Shares) Sub-Accounts (continued):
       Pacific Growth
           2002                                        $ 3.88 -    $ 6.14        0.00 %    1.35 %  -   2.20 % -25.23 % -  -24.59 %
           2001                                          5.18 -      8.16        3.73      1.35    -   2.20   -28.87   -  -28.24
       Quality Income Plus
           2002                                         10.33 -     12.04        5.73      1.35    -   2.30     2.97   -    3.85
           2001                                         10.39 -     11.59        5.34      1.35    -   2.20     7.22   -    7.85
       S&P 500 Index
           2002                                          5.78 -      9.05        0.94      1.35    -   2.20   -24.35   -  -23.71
           2001                                          7.62 -      9.45        0.86      1.35    -   2.20   -14.34   -  -13.71
       Strategist
           2002                                          7.31 -      9.42        1.43      1.35    -   2.30   -12.07   -  -11.32
           2001                                          8.29 -      9.53        2.47      1.35    -   2.20   -12.24   -  -11.61
       Utilities
           2002                                          5.10 -      6.30        2.81      1.35    -   2.20   -24.76   -  -24.11
           2001                                          6.76 -      8.31        2.20      1.35    -   2.20   -27.61   -  -26.98

Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
       AIM V.I. Capital Appreciation
           2002                                          4.28 -      9.02        0.00      0.70    -   2.30   -26.01   -  -24.88
           2001                                          5.77 -     11.84        0.00      0.70    -   2.20   -25.96   -  -23.82
       AIM V.I. Growth
           2002                                          3.24 -      7.39        0.00      0.70    -   2.20   -32.48   -  -31.45
           2001                                          4.77 -      8.83        0.26      0.70    -   2.20   -36.49   -  -34.35
       AIM V.I. Premier Equity (d)
           2002                                          4.72 -      7.94        0.34      0.70    -   2.20   -31.78   -  -30.75
           2001                                          6.87 -     11.06        0.17      0.70    -   2.20   -15.32   -  -13.18

Investments in the Alliance Variable Product Series
  Fund Sub-Accounts:
       Alliance Growth
           2002                                          4.21 -      9.00        0.00      0.70    -   2.20   -29.83   -  -28.77
           2001                                          5.98 -     11.65        0.22      0.70    -   2.20   -25.71   -  -24.11
       Alliance Growth & Income
           2002                                          7.22 -      9.06        0.58      0.70    -   2.30   -23.96   -  -22.81
           2001                                          9.49 -     11.68        0.47      0.70    -   2.20    -2.69   -   -0.55
       Alliance Premier Growth
           2002                                          4.34 -      8.94        0.00      0.70    -   2.20   -32.35   -  -31.32
           2001                                          6.38 -     11.40        0.00      0.70    -   2.20   -20.12   -  -17.98

(d) Previously known as AIM V.I. Value

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,           For the year ended December 31,
                                                         ------------------  ----------------------------------------------------
                                                            Accumulation      Investment         Expense              Total
                                                             Unit Value      Income Ratio*       Ratio**            Return***
                                                         ------------------  ------------- -----------------   ------------------

Investments in the LSA Variable Series Trust Sub-Account:
       LSA Aggressive Growth
           2002 (e)                                       7.26 -  $ 8.50          0.00 %    0.83 % -    2.20 % -27.40 % -  -26.73 %

Investments in the Putnam Variable Trust Sub-Accounts:
       VT Growth and Income
           2002                                           7.36 -    8.99          1.59      0.70   -    2.30   -20.75   -  -19.55
           2001                                           9.25 -   10.63          1.20      0.70   -    2.20    -8.82   -   -7.01
       VT International Growth
           2002                                           5.66 -    8.77          0.75      0.70   -    2.30   -19.46   -  -18.24
           2001                                           7.01 -   10.83          0.22      0.70   -    2.20   -23.31   -  -21.17
       VT Small Cap Value (e)
           2002                                           7.27 -    8.03          0.00      0.70   -    2.20   -25.03   -  -26.60
       VT Voyager
           2002                                           4.45 -    8.98          0.59      0.70   -    2.30   -28.13   -  -27.04
           2001                                           6.03 -   11.03          0.00      0.70   -    2.20   -25.10   -  -22.95

Investments in The Universal Institutional Funds, Inc.
    Sub-Accounts:
       Emerging Markets Equity
           2002                                           5.15 -    8.88          0.00      0.70   -    2.20   -10.88   -   -9.54
           2001                                           5.71 -    9.77          0.00      0.70   -    2.20    -8.92   -   -7.11
       Equity Growth
           2002                                           4.85 -    8.92          0.15      0.70   -    2.20   -29.44   -  -28.37
           2001                                           6.86 -   10.14          0.00      0.70   -    2.20   -17.85   -  -15.71
       International Magnum
           2002                                           5.84 -    8.43          1.10      0.70   -    2.20   -18.63   -  -17.39
           2001                                           7.15 -    9.09          0.51      0.70   -    2.20   -21.61   -  -19.80
       Mid Cap Growth (e)
           2002                                           7.28 -    8.68          0.00      0.70   -    2.30   -27.16   -  -13.17
       Mid Cap Value
           2002                                           6.41 -    8.85          0.00      0.70   -    2.30   -29.59   -  -28.53
           2001                                           9.08 -   12.10          0.00      0.70   -    2.20    -5.97   -   -3.83
       U.S. Real Estate
           2002                                           8.93 -   13.65          3.91      0.70   -    2.30    -3.61   -   -2.15
           2001                                          10.22 -   13.95          4.53      0.70   -    2.20     7.72   -    8.89

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,           For the year ended December 31,
                                                    -------------------  ----------------------------------------------------
                                                        Accumulation      Investment         Expense            Total
                                                         Unit Value      Income Ratio*       Ratio**          Return***
                                                    -------------------  ------------- ----------------- --------------------
Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
       LIT Comstock
           2002 (e)                                 $ 8.03 -  $ 8.12          0.00 %    0.70 % -   2.30 % -19.06 % -  -18.99 %
       LIT Emerging Growth
           2002                                       3.43 -    9.65          0.35      0.70   -   2.30   -33.86   -  -32.96
           2001                                       5.18 -   14.49          0.00      0.70   -   2.05   -33.90   -  -31.97

Investments in the Van Kampen Life Investment Trust
   (Class II) Sub-Accounts:
       LIT Comstock (Class II)
           2002 (e)                                   8.01 -    9.11          0.00      1.35   -   2.20   -19.92   -  -19.46
       LIT Emerging Growth (Class II)
           2002                                       5.34 -    8.37          0.05      1.35   -   2.20   -34.12   -  -33.56
           2001 (f)                                   8.08 -    8.77          0.00      1.35   -   2.20   -19.57   -  -18.94

(e) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(f) For the Period Beginning May 17, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company, Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(2) Not Applicable.

(3) (a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

4) (a) Form of Contract and Certificate Amendments for the Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

(b) Income Benefit Combination Rider 2 and Income and Death Benefit Combination Rider 2 (Incorporated herein by reference to Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-93871) dated March 2, 2000).

(c) Form of Contract Endorsement (reflecting Allstate as issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(5) Form of Application for the Morgan Stanley Preferred Client Variable Annuity (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

   (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not Applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871)dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) LSA Variable Series Trust, dated May 1, 2002 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(9)(a) Opinion and Consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

     (b) Opinion and Consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-93871) dated April 30, 2002).

     (c) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

(10)(a) Consent of Independent Auditors filed herewith.

    (b) Consent of Foley & Lardner filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) (a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement (File No. 033-35412) dated November 12, 1999).

     (b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

     (c)Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-93871) dated April 30, 2002).

     (d) Performance Data Calculations filed herewith.

(14) Not Applicable.


(99) (a) Powers of Attorney for Marla G. Friedman, John C. Lounds, Kevin R. Slawin and Thomas J. Wilson II (Incorporated herein by reference to Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

     (b) Power of Attorney for Samuel H. Pilch (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-77605) dated July 8, 1999).

     (c) Powers of Attorney for Margaret G.Dyer, Edward M. Liddy, J. Kevin McCarthy, and Robert W. Pike (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-77605) dated April 28,
2000).

     (d) Powers of Attorney for David A. Bird and Steven E. Shebik (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement (File No. 333-77605) dated April 29, 2002)

     (e) Powers of Attorney for Casey J. Sylla and Eric A.Simonson (Previously filed in Registrant's initial Form N-4 Registration
Statement (File No. 333-102294) dated December 31, 2002).

     (f) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102294) dated December 31, 2002).

     (g) Power of Attorney for Danny L. Hale filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL POSITION AND OFFICE WITH BUSINESS ADDRESS DEPOSITOR OF THE ACCOUNT

David A. Bird                       Director and Senior Vice President
Margaret G. Dyer                    Director and Senior Vice President
Marla G. Friedman                   Director and Senior Vice President
Danny L. Hale                       Director
Edward M. Liddy                     Director
John C. Lounds                      Director and Senior Vice President
J. Kevin McCarthy                   Director and Senior Vice President
Robert W. Pike                      Director
Samuel H. Pilch                     Group Vice President and Controller
Steven E. Shebik                    Director, Senior Vice President and Chief Financial Officer
Eric A. Simonson                    Director, Senior Vice President and Chief Investment Officer
Kevin R. Slawin                     Director and Senior Vice President
Casey J. Sylla                      Director, Chairman of the Board and President
Michael J. Velotta                  Director, Senior Vice President, General Counsel and Secretary
Thomas J. Wilson II                 Director
Richard L. Baker                    Vice President
Patricia A. Coffey                  Vice President
Karen C. Gardner                    Vice President
Dennis C. Gomez                     Vice President
John R. Hunter                      Vice President
Mary J. McGinn                      Vice President and Assistant Secretary
William H. Monie                    Vice President
J. Eric Smith                       Vice President
B. Eugene Wraith                    Vice President
James P. Zils                       Treasurer
D. Steven Boger                     Assistant Vice President
Lisa Cochrane                       Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                    Assistant Vice President
Robert C. Doebler                   Assistant Vice President
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Gregory J. Guidos                   Assistant Vice President
Brent H. Hamann                     Assistant Vice President
John Hershberger                    Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Robert L. Park                      Assistant Vice President and Chief Compliance Officer
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
John C. Pintozzi                    Assistant Vice President
Joseph P. Rath                      Assistant Vice President, Assistant General Counsel and
                                       Assistant Secretary
Charles L. Salisbury                Assistant Vice President
Robert A. Shore                     Assistant Vice President
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Patricia W. Wilson                  Assistant Vice President and Assistant Secretary
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Doris J. Bryant                     Assistant Secretary
Susan L. Lees                       Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Kristine Leston                     Assistant Secretary


The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 28, 2003 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS


As of January 31, 2003 there were 320 non-qualified contracts and 155 qualified contracts.


28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is the principal underwriter for the following affiliated investment companies:


         Allstate Life Insurance Company Separate Account A
         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b) The directors and officers of the principal underwriter are:

Name and Principal Business Positions and Offices Address* of Each Such Person with Underwriter

John H. Schaefer                             President, Chief Executive Officer and Chief Operating Officer
Bruce F. Alonso                              Managing Director
Mary Caracappa                               Managing Director and Controller
Ronald T. Carman                             Managing Director, Associate General Counsel and Assistant
                                               Secretary
Mayree Clark                                 Managing Director
Alexander C. Frank                           Managing Director and Treasurer
Raymond A. Harris                            Managing Director
Stephen J. Liguori                           Managing Director
Robin Roger                                  Managing Director and General Counsel Securities
Michael H. Stone                             Managing Director, General Counsel and Secretary
Samuel A. Turvey                             Managing Director and Chief Compliance Officer
Charles F. Vadala, Jr.                       Managing Director and Chief Financial Officer
Steven C. Van Wyk                            Managing Director
Robert V. Luebeck                            Chief Operations Officer
Joyce L. Kramer                              Executive Director, Deputy General Counsel and Assistant Secretary
Robert L. Palleschi                          Executive Director
Debra M. Aaron                               Vice President
Darlene R. Lockhart                          Vice President
Bruce Sandberg                               Vice President
Kevin Mooney                                 Vice President
Frank G. Skubic                              Vice President
Eileen S. Wallace                            Vice President
Sabrina Hurley                               Assistant Secretary



* The principal business address of Morgan Stanley DW Inc. is 1585 Broadway, New York, New York 10036.

(c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2002.


(1)                     (2)                   (3)             (4)                (5)
                        Net Underwriting
Name of Principal       Discounts and         Compensation     Brokerage
Underwriter             Commissions           on Redemption    Commissions     Compensation


Morgan Stanley DW Inc.    N/A                    N/A           $24,837,374.85      N/A


30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 1, 2003.


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           BY: /S/ MICHAEL J. VELOTTA
                              ---------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2003.




*/DAVID A. BIRD                              Director and Senior Vice President
----------------------------
David A. Bird

*/MARGARET G. DYER
 ---------------------------                 Director and Senior Vice President
Margaret G. Dyer

*/MARLA G. FRIEDMAN                          Director and Senior Vice President
----------------------------
Marla G. Friedman

*/DANNY L. HALE                              Director
- --------------------------
Danny L. Hale

*/EDWARD M. LIDDY                            Director
----------------------------
Edward M. Liddy

*/JOHN C. LOUNDS                             Director and Senior Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                          Director and Senior Vice President
---------------------------------
J. Kevin McCarthy

*/ROBERT W. PIKE                             Director
---------------------------------
Robert W, Pike


*/SAMUEL H. PILCH                            Controller and Group Vice President
---------------------------------               (Principal Accounting Officer)
Samuel H. Pilch


*/STEVEN E. SHEBIK                           Director, Senior Vice President and Chief Financial
--------------------------------                      Officer
Steven E. Shebik                               (Principal Financial Officer)

*/ERIC A. SIMONSON                           Director, Senior Vice President and Chief Investment
--------------------------------                     Officer
Eric A. Simonson

*KEVIN R. SLAWIN                             Director and Senior Vice President
--------------------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Director, Chairman of the Board and President
 ------------------------------                      (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                        Director, Senior Vice President, General Counsel and
-------------------------------                     Secretary
Michael J. Velotta

*/THOMS J. WILSON II                         Director
-------------------------------
Thomas J. Wilson II


*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.            Description


(10)(a)                Consent of Independent Auditors
(10)(b)                Consent of Foley & Lardner
(13)(d)                Performance Data Calculations
(99)(g)                Power of Attorney for Danny L. Hale